UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2003

Item 1. Reports to Stockholders

Fidelity®

Asset Manager: Aggressive®

Annual Report

September 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Annual Report

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2003	Past 1 year	Life of FundA
Fidelity® Asset Manager: Aggressive ®	37.74%	0.38%

A From September 24, 1999

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Asset Manager: Aggressive® on September 24, 1999, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Richard Habermann, Portfolio Manager of Fidelity® Asset Manager: Aggressive®

After three straight years of declining stock prices in most sectors, equity investors found relief in a decisive rally that began this past spring and continued through most of the 12-month period ending September 30, 2003. Fixed-income securities, which had outperformed stocks during the first half of the period, took a distant back seat to stocks thereafter, as investors grew optimistic about the economy and became less risk averse. Rising corporate profits and the quick end to major hostilities in Iraq further fueled a broad-based rally in domestic equities. The NASDAQ Composite® Index gained 53.15%, while the Standard & Poor's 500SM Index and the Dow Jones Industrial AverageSM rose 24.40% and 24.99%, respectively. Investment-grade bonds also had positive returns, buoyed by continued low inflation and generally favorable interest rate conditions. The Lehman Brothers® Aggregate Bond Index returned 5.41%. Strong demand for yield in the market helped all spread sectors outpace Treasuries. Corporate bonds were standouts, helped by improved credit conditions and positive economic/profit trends.

Fidelity Asset Manager: Aggressive gained 37.74% during the past year, topping the Fidelity Asset Manager: Aggressive Composite Index and the LipperSM Flexible Portfolio Funds Average, which rose 21.57% and 17.28%, respectively. While security selection largely drove the fund's results, timely asset-allocation shifts also helped. I favored equities as they bounced higher twice - last fall and again in the second half of the period - and underweighted them in early 2003 as stocks retreated. Increasing our emphasis on high-yield securities early in the period further boosted returns as that market rebounded strongly. I scaled back our high-yield exposure during the summer to take profits, which I redeployed into equities. The fund's equity investments soundly beat the S&P 500® due to strong security and sector selection. Our aggressive positioning in technology helped, led by concentrated holdings in such Internet stocks as Yahoo!, Expedia - which was acquired by InterActiveCorp during the period - Yahoo Japan and Softbank. Some good picks among homebuilding and brokerage stocks also contributed. Conversely, security selection in industrials detracted, as defense contractor Northrop Grumman's stock fell sharply before we sold it. In fixed-income, we focused exclusively on strong-performing high-yield bonds, which allowed us to handily outpace the investment-grade portion of the composite index. The cash portion of the fund topped its benchmark as well.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of September 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Seagate Technology	4.4	0.0
Motorola, Inc.	4.2	0.0
Lennar Corp. Class A	3.7	4.8
Liberty Media Corp. Class A	3.4	3.0
Yahoo Japan Corp.	3.0	0.7
AOL Time Warner, Inc.	2.5	2.1
Microsoft Corp.	2.4	3.6
Dell, Inc.	2.2	0.7
Univision Communications, Inc. Class A	2.1	2.7
Johnson & Johnson	1.9	2.2
	29.8
Market Sectors as of September 30, 2003
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.2	25.7
Consumer Discretionary	24.1	22.7
Financials	10.8	6.8
Health Care	10.2	14.2
Industrials	3.4	3.6
Energy	3.1	3.8
Consumer Staples	2.7	2.6
Materials	2.2	2.6
Telecommunication Services	1.5	0.8
Utilities	0.2	0.3
Asset Allocation (% of fund's net assets)
As of September 30, 2003 *		As of March 31, 2003 **
	Stock class 93.1%		Stock class 83.6%
	Bond class 7.1%		Bond class 11.6%
	Short-term class*** (0.2)%		Short-term class 4.8%
* Foreign investments	24.5%	** Foreign investments	10.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

*** Short-term class is not included in the pie chart.

Annual Report

Investments September 30, 2003

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 24.0%
Auto Components - 0.5%
NOK Corp.	30,000	$ 1,095,362
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	32,200	757,988
Starbucks Corp. (a)	83,600	2,407,680
		3,165,668
Household Durables - 5.8%
Beazer Homes USA, Inc. (a)	7,300	616,120
D.R. Horton, Inc.	42,800	1,399,560
Daito Trust Construction Co.	32,300	862,048
George Wimpey PLC	80,400	488,317
Leggett & Platt, Inc.	6,600	142,758
Lennar Corp.:
Class A	120,710	9,390,031
Class B	13,910	1,042,972
Maytag Corp.	25,900	646,723
		14,588,529
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	39,700	1,919,892
eBay, Inc. (a)	13,400	717,034
InterActiveCorp (a)	34,184	1,129,781
Senshukai Co. Ltd.	47,000	581,017
		4,347,724
Media - 12.7%
AOL Time Warner, Inc. (a)	416,200	6,288,782
Cablevision Systems Corp. - NY Group Class A (a)	20,200	365,620
Clear Channel Communications, Inc.	14,600	559,180
Comcast Corp.:
Class A (a)	19,636	606,360
Class A (special) (a)	4,700	138,838
Fox Entertainment Group, Inc. Class A (a)	15,400	431,046
General Motors Corp. Class H (a)	65,800	941,598
Lamar Advertising Co. Class A (a)	15,400	451,836
Liberty Media Corp. Class A (a)	846,910	8,443,693
News Corp. Ltd. ADR	32,500	1,066,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	164,500	2,393,475
Radio One, Inc.:
Class A (a)	28,400	417,480
Class D (non-vtg.) (a)	42,700	613,172
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Univision Communications, Inc. Class A (a)	167,100	$ 5,335,503
Viacom, Inc. Class B (non-vtg.)	100,000	3,830,000
		31,882,583
Specialty Retail - 1.7%
CarMax, Inc. (a)	6,400	209,024
Gap, Inc.	42,300	724,176
Home Depot, Inc.	64,800	2,063,880
Toys 'R' Us, Inc. (a)	73,000	878,190
Yamada Denki Co. Ltd.	12,000	355,253
		4,230,523
Textiles Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	13,200	802,824
TOTAL CONSUMER DISCRETIONARY		60,113,213
CONSUMER STAPLES - 2.7%
Beverages - 0.4%
PepsiCo, Inc.	100	4,583
Robert Mondavi Corp. Class A (a)	16,100	498,778
The Coca-Cola Co.	14,600	627,216
		1,130,577
Food & Staples Retailing - 0.8%
Rite Aid Corp. (a)	39,000	201,240
Sysco Corp.	20,100	657,471
Whole Foods Market, Inc. (a)	19,600	1,081,528
		1,940,239
Food Products - 0.9%
American Italian Pasta Co. Class A (a)	16,200	626,778
McCormick & Co., Inc. (non-vtg.)	49,000	1,343,580
Tyson Foods, Inc. Class A	14,700	207,711
		2,178,069
Personal Products - 0.3%
Avon Products, Inc.	12,000	774,720
Tobacco - 0.3%
Altria Group, Inc.	14,800	648,240
TOTAL CONSUMER STAPLES		6,671,845
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 3.1%
Energy Equipment & Services - 2.3%
BJ Services Co. (a)	6,700	$ 228,939
Carbo Ceramics, Inc.	32,770	1,184,963
ENSCO International, Inc.	35,800	960,156
GlobalSantaFe Corp.	16,100	385,595
Grant Prideco, Inc. (a)	4,800	48,912
Maverick Tube Corp. (a)	34,800	540,096
Nabors Industries Ltd. (a)	5,200	193,752
Noble Corp. (a)	62,700	2,131,173
Transocean, Inc. (a)	8,800	176,000
		5,849,586
Oil & Gas - 0.8%
Burlington Resources, Inc.	13,500	650,700
Cross Timbers Royalty Trust	99	2,079
EOG Resources, Inc.	12,100	505,054
Teekay Shipping Corp.	13,100	554,130
XTO Energy, Inc.	13,400	281,266
		1,993,229
TOTAL ENERGY		7,842,815
FINANCIALS - 10.8%
Capital Markets - 6.0%
Ameritrade Holding Corp. (a)	402,350	4,526,438
Charles Schwab Corp.	110,100	1,311,291
Daiwa Securities Group, Inc.	53,000	358,976
Goldman Sachs Group, Inc.	4,000	335,600
JAFCO Co. Ltd.	13,900	1,093,595
Merrill Lynch & Co., Inc.	36,400	1,948,492
Morgan Stanley	13,300	671,118
Nomura Holdings, Inc.	291,000	4,699,022
		14,944,532
Commercial Banks - 1.4%
Fifth Third Bancorp	10,100	560,247
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	101	650,440
Mizuho Financial Group, Inc. (a)	329	737,867
Sumitomo Mitsui Financial Group, Inc.	149	601,507
Synovus Financial Corp.	13,400	334,866
UFJ Holdings, Inc.	165	649,816
		3,534,743
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - 0.5%
Deutsche Boerse AG	13,092	$ 668,906
Quanta Capital Holdings Ltd. (e)	64,400	650,440
		1,319,346
Insurance - 1.7%
Allstate Corp.	34,700	1,267,591
Axis Capital Holdings Ltd.	13,100	326,845
Millea Holdings, Inc.	56	632,995
Progressive Corp.	20,300	1,402,933
Sun Life Financial, Inc.	8,000	173,423
XL Capital Ltd. Class A	6,700	518,848
		4,322,635
Real Estate - 0.6%
Alexandria Real Estate Equities, Inc.	13,900	667,617
Apartment Investment & Management Co. Class A	6,700	263,712
LNR Property Corp.	7,300	298,935
Mitsubishi Estate Co. Ltd.	16,000	151,431
		1,381,695
Thrifts & Mortgage Finance - 0.6%
Fannie Mae	6,500	456,300
Freddie Mac	400	20,940
Golden West Financial Corp., Delaware	6,700	599,717
Sovereign Bancorp, Inc.	25,800	478,590
		1,555,547
TOTAL FINANCIALS		27,058,498
HEALTH CARE - 10.2%
Biotechnology - 1.8%
Genentech, Inc. (a)	56,200	4,503,868
Health Care Equipment & Supplies - 4.0%
Biomet, Inc.	33,180	1,115,180
Boston Scientific Corp. (a)	6,700	427,460
Fisher Scientific International, Inc. (a)	13,500	535,815
Medtronic, Inc.	41,300	1,937,796
St. Jude Medical, Inc. (a)	42,700	2,295,979
Stryker Corp.	6,700	504,577
Zimmer Holdings, Inc. (a)	58,200	3,206,820
		10,023,627
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 1.8%
Aetna, Inc.	29,800	$ 1,818,694
Cardinal Health, Inc.	8,000	467,120
HCA, Inc.	10,730	395,508
Health Management Associates, Inc. Class A	12,100	263,901
McKesson Corp.	4,000	133,160
Tenet Healthcare Corp. (a)	34,700	502,456
UnitedHealth Group, Inc.	16,000	805,120
		4,385,959
Pharmaceuticals - 2.6%
Allergan, Inc.	6,700	527,491
Altana AG	6,700	428,214
Forest Laboratories, Inc. (a)	5,935	305,356
Johnson & Johnson	96,300	4,768,776
Pfizer, Inc.	19,900	604,562
		6,634,399
TOTAL HEALTH CARE		25,547,853
INDUSTRIALS - 3.4%
Air Freight & Logistics - 0.3%
FedEx Corp.	13,500	869,805
Airlines - 0.1%
Southwest Airlines Co.	20,300	359,310
Commercial Services & Supplies - 2.7%
Cintas Corp.	8,000	294,720
Corinthian Colleges, Inc. (a)	6,800	388,688
HON Industries, Inc.	8,700	321,552
Hudson Highland Group, Inc. (a)	3,427	65,935
Monster Worldwide, Inc. (a)	40,100	1,009,718
Republic Services, Inc.	87,800	1,987,792
Robert Half International, Inc. (a)	68,800	1,341,600
Waste Management, Inc.	52,800	1,381,776
		6,791,781
Machinery - 0.2%
THK Co. Ltd.	22,100	381,055
Road & Rail - 0.1%
Union Pacific Corp.	4,000	232,680
TOTAL INDUSTRIALS		8,634,631
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 35.2%
Communications Equipment - 7.8%
Cable Design Technologies Corp. (a)	55,700	$ 445,600
Cisco Systems, Inc. (a)	155,600	3,040,424
Comverse Technology, Inc. (a)	23,700	354,552
Juniper Networks, Inc. (a)	32,400	483,408
Motorola, Inc.	886,600	10,612,602
Nokia Corp. sponsored ADR	288,800	4,505,280
		19,441,866
Computers & Peripherals - 7.5%
Dell, Inc. (a)	167,600	5,596,164
EMC Corp. (a)	145,800	1,841,454
Hewlett-Packard Co.	6,500	125,840
Seagate Technology	401,100	10,909,908
Sun Microsystems, Inc. (a)	67,500	223,425
		18,696,791
Electronic Equipment & Instruments - 0.6%
Celestica, Inc. (sub. vtg.) (a)	6,600	104,187
Nichicon Corp.	73,400	980,467
Solectron Corp. (a)	65,900	385,515
Tech Data Corp. (a)	4,100	126,485
		1,596,654
Internet Software & Services - 7.4%
Homestore, Inc. (a)	205,000	567,850
Sina Corp. (a)	77,900	2,784,925
Softbank Corp.	98,500	4,170,808
Yahoo Japan Corp. (a)	520	7,370,593
Yahoo!, Inc. (a)	101,540	3,592,485
		18,486,661
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	6,600	321,354
Ceridian Corp. (a)	66,600	1,240,092
DST Systems, Inc. (a)	12,900	485,040
Electronic Data Systems Corp.	100	2,020
Pegasus Solutions, Inc. (a)	42,700	590,541
		2,639,047
Semiconductors & Semiconductor Equipment - 7.4%
Agere Systems, Inc. Class B (a)	67,200	194,208
Analog Devices, Inc. (a)	84,800	3,224,096
ASML Holding NV (NY Shares) (a)	23,100	303,303
Hi/fn, Inc. (a)	53	390
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	111,800	$ 3,075,618
Intersil Corp. Class A	20,000	476,000
KLA-Tencor Corp. (a)	65,300	3,356,420
Marvell Technology Group Ltd. (a)	6,600	249,150
Micron Technology, Inc. (a)	103,700	1,391,654
Novellus Systems, Inc. (a)	8,100	273,375
Samsung Electronics Co. Ltd.	10,500	3,582,245
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	28,620	309,955
Teradyne, Inc. (a)	36,200	673,320
Texas Instruments, Inc.	35,600	811,680
Xilinx, Inc. (a)	20,100	573,051
		18,494,465
Software - 3.5%
BEA Systems, Inc. (a)	131,400	1,583,370
Microsoft Corp.	211,800	5,885,922
Network Associates, Inc. (a)	6,400	88,064
Nippon System Development Co. Ltd.	10,100	187,557
Oracle Corp. (a)	73,000	819,060
Portal Software, Inc. (a)	13,300	192,584
		8,756,557
TOTAL INFORMATION TECHNOLOGY		88,112,041
MATERIALS - 2.2%
Chemicals - 1.0%
BOC Group PLC	3,400	46,732
Dow Chemical Co.	20,150	655,681
Lyondell Chemical Co.	13,300	169,974
Nitto Denko Corp.	29,700	1,286,902
Praxair, Inc.	4,000	247,800
		2,407,089
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	21,900	798,255
Containers & Packaging - 0.2%
Pactiv Corp. (a)	29,200	592,176
Metals & Mining - 0.7%
Alcoa, Inc.	21,900	572,904
Newmont Mining Corp. Holding Co.	16,100	629,349
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Pechiney SA Series A	8,000	$ 440,937
Phelps Dodge Corp. (a)	2,900	135,720
		1,778,910
TOTAL MATERIALS		5,576,430
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.7%
AT&T Corp.	12,140	261,617
Citizens Communications Co. (a)	77,400	867,654
NTL, Inc. (a)	12,964	610,864
		1,740,135
Wireless Telecommunication Services - 0.8%
KDDI Corp.	336	1,706,073
NTT DoCoMo, Inc.	109	266,951
		1,973,024
TOTAL TELECOMMUNICATION SERVICES		3,713,159
UTILITIES - 0.2%
Electric Utilities - 0.1%
Edison International (a)	6,700	127,970
Multi-Utilities & Unregulated Power - 0.1%
Equitable Resources, Inc.	8,000	328,800
TOTAL UTILITIES		456,770
TOTAL COMMON STOCKS (Cost $193,274,492)		233,727,255
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	545	57,089
Series H, 11.75%	835	87,258
		144,347
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Chevy Chase Bank Series C, 8.00%	500	$ 12,950
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $155,133)		157,297
Corporate Bonds - 7.0%
	Principal Amount
Convertible Bonds - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	$ 120,000	112,200
Nonconvertible Bonds - 6.9%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
Dana Corp.:
6.5% 3/1/09	65,000	64,025
10.125% 3/15/10	25,000	27,625
Navistar International Corp. 8% 2/1/08	10,000	10,175
Stoneridge, Inc. 11.5% 5/1/12	15,000	17,100
United Components, Inc. 9.375% 6/15/13 (e)	45,000	46,800
		165,725
Hotels, Restaurants & Leisure - 0.6%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	165,000	155,925
10.5% 7/15/11 (e)	110,000	115,500
Boyd Gaming Corp.:
7.75% 12/15/12	50,000	51,625
8.75% 4/15/12	30,000	32,475
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	85,000	91,375
Circus Circus Enterprises, Inc. 7.625% 7/15/13	10,000	10,325
Friendly Ice Cream Corp. 10.5% 12/1/07	110,000	113,575
Herbst Gaming, Inc. 10.75% 9/1/08	55,000	61,325
HMH Properties, Inc. 7.875% 8/1/05	95,000	96,900
ITT Corp. 7.375% 11/15/15	55,000	57,338
Mandalay Resort Group:
9.375% 2/15/10	20,000	22,700
10.25% 8/1/07	10,000	11,400
Mohegan Tribal Gaming Authority 6.375% 7/15/09 (e)	70,000	70,700
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MTR Gaming Group, Inc. 9.75% 4/1/10	$ 30,000	$ 31,500
Park Place Entertainment Corp. 7.875% 3/15/10	60,000	64,200
Premier Parks, Inc. 9.75% 6/15/07	135,000	132,638
Sbarro, Inc. 11% 9/15/09	40,000	35,000
Six Flags, Inc. 9.75% 4/15/13 (e)	65,000	60,938
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	55,000	59,400
Town Sports International, Inc. 9.625% 4/15/11	40,000	42,800
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	60,000	68,100
Yum! Brands, Inc. 7.7% 7/1/12	30,000	33,300
		1,419,039
Household Durables - 0.2%
Juno Lighting, Inc. 11.875% 7/1/09	125,000	136,250
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	115,000	123,625
Standard Pacific Corp. 9.25% 4/15/12	45,000	49,275
WCI Communities, Inc. 7.875% 10/1/13 (e)	30,000	30,038
William Lyon Homes, Inc. 10.75% 4/1/13	90,000	97,650
		436,838
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	100,000	113,000
Media - 0.7%
American Media Operations, Inc. 10.25% 5/1/09	150,000	159,750
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (e)	45,000	45,225
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/11 (d)	90,000	56,250
0% 5/15/11 (d)	55,000	30,250
0% 1/15/12 (d)	65,000	33,150
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	125,000	124,375
Corus Entertainment, Inc. 8.75% 3/1/12	50,000	54,375
CSC Holdings, Inc.:
7.625% 7/15/18	55,000	52,800
7.875% 2/15/18	390,000	383,175
Diamond Holdings PLC yankee 9.125% 2/1/08	45,000	44,550
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp.:
6.375% 10/1/11 (e)	$ 80,000	$ 79,800
9.125% 1/15/09	39,000	44,168
Innova S. de R.L. 9.375% 9/19/13 (e)	45,000	45,281
LBI Media, Inc. 10.125% 7/15/12	75,000	82,125
LodgeNet Entertainment Corp. 9.5% 6/15/13	20,000	21,200
PEI Holdings, Inc. 11% 3/15/10	40,000	44,000
Rogers Cablesystems Ltd. yankee 11% 12/1/15	10,000	11,150
TV Azteca SA de CV yankee 10.5% 2/15/07	85,000	88,719
Vivendi Universal SA:
6.25% 7/15/08 (e)	120,000	123,600
9.25% 4/15/10 (e)	40,000	46,000
Yell Finance BV 10.75% 8/1/11	78,000	89,700
		1,659,643
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (e)	30,000	27,015
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 9% 6/15/12	125,000	125,625
AutoNation, Inc. 9% 8/1/08	45,000	50,400
J. Crew Intermediate LLC 0% 5/15/08 (d)(e)	76,743	56,022
Toys 'R' US, Inc. 7.875% 4/15/13	60,000	64,800
United Auto Group, Inc. 9.625% 3/15/12	45,000	49,050
United Rentals North America, Inc.:
10.75% 4/15/08	20,000	22,150
10.75% 4/15/08 (e)	10,000	11,075
		379,122
Textiles Apparel & Luxury Goods - 0.1%
Dan River, Inc. 12.75% 4/15/09 (e)	95,000	74,100
Russell Corp. 9.25% 5/1/10	80,000	84,600
The William Carter Co. 10.875% 8/15/11	90,000	100,350
		259,050
TOTAL CONSUMER DISCRETIONARY		4,459,432
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
6% 12/15/05 (e)	75,000	75,188
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.: - continued
6.875% 8/15/13	$ 75,000	$ 70,125
9.25% 6/1/13 (e)	50,000	53,000
9.5% 2/15/11	30,000	33,600
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	80,000	75,300
9.125% 12/15/11	85,000	80,006
		387,219
Food Products - 0.1%
Corn Products International, Inc. 8.25% 7/15/07	80,000	87,200
Del Monte Corp. 9.25% 5/15/11	20,000	21,900
Doane Pet Care Co. 9.75% 5/15/07	75,000	72,375
		181,475
TOTAL CONSUMER STAPLES		568,694
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	30,000	30,300
Key Energy Services, Inc. 8.375% 3/1/08	100,000	107,250
SESI LLC 8.875% 5/15/11	70,000	74,200
		211,750
Oil & Gas - 0.3%
Chesapeake Energy Corp.:
8.125% 4/1/11	50,000	54,313
8.375% 11/1/08	70,000	75,775
El Paso Production Holding Co. 7.75% 6/1/13 (e)	150,000	142,500
General Maritime Corp. 10% 3/15/13	45,000	50,400
Nuevo Energy Co. 9.5% 6/1/08	17,000	17,723
Overseas Shipholding Group, Inc. 8.25% 3/15/13	110,000	114,950
Plains Exploration & Production Co. LP 8.75% 7/1/12	50,000	53,500
Range Resources Corp. 7.375% 7/15/13 (e)	40,000	38,800
Teekay Shipping Corp. 8.875% 7/15/11	170,000	188,700
Tesoro Petroleum Corp. 8% 4/15/08	30,000	30,600
The Coastal Corp.:
6.375% 2/1/09	5,000	3,950
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
The Coastal Corp.: - continued
6.5% 6/1/08	$ 45,000	$ 36,225
7.5% 8/15/06	60,000	53,400
		860,836
TOTAL ENERGY		1,072,586
FINANCIALS - 1.0%
Consumer Finance - 0.0%
AmeriCredit Corp. 9.875% 4/15/06	10,000	9,700
Diversified Financial Services - 0.9%
Ahold Finance USA, Inc.:
6.25% 5/1/09	60,000	58,950
6.875% 5/1/29	45,000	39,825
8.25% 7/15/10	30,000	32,100
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	105,000	89,250
6.977% 11/23/22	8,131	6,912
7.377% 5/23/19	8,655	5,366
7.379% 5/23/16	29,782	17,571
Arch Western Finance LLC 6.75% 7/1/13 (e)	95,000	97,019
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	95,000	101,650
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	40,000	39,000
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	7,926	5,905
6.9% 1/2/17	52,302	37,657
7.73% 9/15/12	11,701	8,367
8.307% 4/2/18	19,148	14,935
8.321% 11/1/06	5,000	4,400
Dana Credit Corp. 8.375% 8/15/07 (e)	40,000	41,000
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	20,000	17,400
7.779% 1/2/12	27,657	22,402
Dex Media West LLC / Dex Media:
8.5% 8/15/10 (e)	30,000	32,625
9.875% 8/15/13 (e)	30,000	33,900
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	55,000	58,850
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
FIMEP SA 10.5% 2/15/13	$ 60,000	$ 67,800
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	150,000	147,188
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (e)	60,000	60,900
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	60,000	63,600
IOS Capital LLC 7.25% 6/30/08	110,000	106,700
Leucadia National Corp. 7% 8/15/13 (e)	60,000	58,800
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	60,000	59,850
Moore North America Finance, Inc. 7.875% 1/15/11 (e)	50,000	53,000
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (e)	20,000	20,900
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (e)	40,000	43,200
Northern Telecom Capital Corp. 7.875% 6/15/26	20,000	19,000
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	21,010	15,548
7.67% 1/2/15	8,740	6,686
Qwest Capital Funding, Inc.:
5.875% 8/3/04	35,000	34,563
7% 8/3/09	80,000	70,400
7.25% 2/15/11	70,000	61,250
7.625% 8/3/21	40,000	33,600
7.75% 8/15/06	55,000	53,900
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (e)	70,000	78,225
11% 2/15/13 (e)	50,000	57,875
U.S. West Capital Funding, Inc. 6.375% 7/15/08	40,000	35,400
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	60,000	67,200
Western Financial Bank 9.625% 5/15/12	140,000	151,550
		2,132,219
Insurance - 0.0%
Crum & Forster Holdings Corp. 10.375% 6/15/13 (e)	80,000	84,400
Real Estate - 0.1%
LNR Property Corp.:
7.625% 7/15/13 (e)	25,000	25,625
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
LNR Property Corp.: - continued
10.5% 1/15/09	$ 30,000	$ 32,100
MeriStar Hospitality Corp. 9% 1/15/08	10,000	10,438
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. III 9.125% 1/15/11	10,000	10,425
Senior Housing Properties Trust:
7.875% 4/15/15	40,000	42,200
8.625% 1/15/12	70,000	76,300
		197,088
TOTAL FINANCIALS		2,423,407
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Fisher Scientific International, Inc. 8% 9/1/13 (e)	40,000	42,200
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	25,000	26,750
Concentra Operating Corp. 9.5% 8/15/10 (e)	40,000	42,000
HCA, Inc.:
6.3% 10/1/12	50,000	50,500
6.75% 7/15/13	15,000	15,696
PacifiCare Health Systems, Inc. 10.75% 6/1/09	95,000	108,538
Psychiatric Solutions, Inc. 10.625% 6/15/13 (e)	55,000	60,088
Rotech Healthcare, Inc. 9.5% 4/1/12	20,000	21,000
Tenet Healthcare Corp.:
6.375% 12/1/11	105,000	99,750
6.5% 6/1/12	10,000	9,525
7.375% 2/1/13	265,000	265,000
Vanguard Health Systems, Inc. 9.75% 8/1/11	20,000	21,300
		720,147
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10	20,000	22,150
Biovail Corp. yankee 7.875% 4/1/10	45,000	46,463
		68,613
TOTAL HEALTH CARE		830,960
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%
Orbital Sciences Corp. 9% 7/15/11	$ 65,000	$ 67,925
Transdigm, Inc. 8.375% 7/15/11 (e)	30,000	31,500
		99,425
Airlines - 0.1%
AMR Corp. 9% 8/1/12	65,000	49,075
Continental Airlines, Inc. 8% 12/15/05	50,000	45,625
Delta Air Lines, Inc. 7.9% 12/15/09	50,000	37,000
Northwest Airlines, Inc.:
7.875% 3/15/08	20,000	14,300
9.875% 3/15/07	30,000	23,400
		169,400
Building Products - 0.1%
FastenTech, Inc. 11.5% 5/1/11 (e)	50,000	52,000
Jacuzzi Brands, Inc. 9.625% 7/1/10 (e)	25,000	25,875
Nortek, Inc.:
9.125% 9/1/07	70,000	71,750
9.25% 3/15/07	20,000	20,500
		170,125
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
7.625% 1/1/06	15,000	15,638
7.875% 1/1/09	65,000	66,788
7.875% 4/15/13	25,000	26,125
9.25% 9/1/12	50,000	55,250
American Color Graphics, Inc. 10% 6/15/10 (e)	85,000	89,675
Browning-Ferris Industries, Inc. 6.375% 1/15/08	25,000	24,500
JohnsonDiversey, Inc. 9.625% 5/15/12	30,000	32,700
National Waterworks, Inc. 10.5% 12/1/12	40,000	44,400
Wackenhut Corrections Corp. 8.25% 7/15/13 (e)	60,000	62,700
		417,776
Construction & Engineering - 0.0%
Amsted Industries, Inc. 10.25% 10/15/11 (e)	80,000	87,200
Industrial Conglomerates - 0.1%
Koppers, Inc. 9.875% 10/15/13 (e)	20,000	20,000
Tyco International Group SA yankee:
6.125% 1/15/09	35,000	36,575
6.375% 10/15/11	100,000	103,125
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - continued
Tyco International Group SA yankee: - continued
6.75% 2/15/11	$ 35,000	$ 36,925
7% 6/15/28	35,000	34,650
		231,275
Machinery - 0.2%
AGCO Corp. 9.5% 5/1/08	50,000	54,000
Columbus McKinnon Corp. 10% 8/1/10 (e)	20,000	21,200
Cummins, Inc. 9.5% 12/1/10 (e)	50,000	56,750
Dresser, Inc. 9.375% 4/15/11	110,000	114,400
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	160,000	172,800
Navistar International Corp. 9.375% 6/1/06	20,000	21,700
Terex Corp. 8.875% 4/1/08	105,000	109,200
TriMas Corp. 9.875% 6/15/12	30,000	30,450
		580,500
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	10,000	10,200
11.75% 6/15/09	60,000	61,200
		71,400
TOTAL INDUSTRIALS		1,827,101
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Nortel Networks Corp. 6.125% 2/15/06	5,000	5,025
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	45,000	48,825
Electronic Equipment & Instruments - 0.1%
Ingram Micro, Inc. 9.875% 8/15/08	120,000	129,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
PerkinElmer, Inc. 8.875% 1/15/13	$ 70,000	$ 75,600
Solectron Corp. 7.375% 3/1/06	80,000	81,200
		286,400
IT Services - 0.0%
Iron Mountain, Inc. 8.625% 4/1/13	15,000	15,900
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	60,000	59,550
7.2% 4/1/16	80,000	74,800
7.625% 6/15/13	120,000	118,800
		253,150
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13	25,000	28,000
Amkor Technology, Inc.:
7.75% 5/15/13 (e)	100,000	100,750
9.25% 2/15/08	20,000	21,900
10.5% 5/1/09	35,000	37,275
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	50,000	52,000
		239,925
TOTAL INFORMATION TECHNOLOGY		849,225
MATERIALS - 0.8%
Chemicals - 0.3%
Avecia Group PLC 11% 7/1/09	118,000	102,660
Berry Plastics Corp. 10.75% 7/15/12	95,000	105,925
Geon Co. 6.875% 12/15/05	35,000	31,500
Huntsman International LLC:
9.875% 3/1/09	10,000	10,550
9.875% 3/1/09 (e)	30,000	31,650
Millennium America, Inc.:
9.25% 6/15/08	125,000	128,750
9.25% 6/15/08 (e)	30,000	30,900
OMNOVA Solutions, Inc. 11.25% 6/1/10 (e)	10,000	10,300
PolyOne Corp. 10.625% 5/15/10	25,000	21,125
Solutia, Inc.:
6.72% 10/15/37	105,000	95,550
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Solutia, Inc.: - continued
7.375% 10/15/27	$ 25,000	$ 15,750
11.25% 7/15/09	45,000	43,200
		627,860
Construction Materials - 0.0%
Texas Industries, Inc. 10.25% 6/15/11 (e)	75,000	81,750
Containers & Packaging - 0.3%
Anchor Glass Container Corp. 11% 2/15/13	95,000	107,113
BWAY Corp. 10% 10/15/10 (e)	40,000	43,200
Graphic Packaging International, Inc.:
8.5% 8/15/11 (e)	40,000	43,600
9.5% 8/15/13 (e)	40,000	44,000
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	110,000	111,100
Owens-Illinois, Inc.:
7.15% 5/15/05	35,000	35,700
7.35% 5/15/08	20,000	19,100
7.5% 5/15/10	30,000	28,875
7.8% 5/15/18	165,000	148,500
8.1% 5/15/07	25,000	25,875
Silgan Holdings, Inc. 9% 6/1/09	52,000	53,820
		660,883
Metals & Mining - 0.1%
CSN Islands VII Corp. 10.75% 9/12/08 (e)	60,000	60,675
Phelps Dodge Corp. 9.5% 6/1/31	65,000	83,200
Salt Holdings Corp., Inc. 0% 6/1/13 (d)(e)	110,000	66,000
Steel Dynamics, Inc. 9.5% 3/15/09	30,000	32,175
		242,050
Paper & Forest Products - 0.1%
Buckeye Technologies, Inc. 8.5% 10/1/13 (e)	40,000	41,400
Georgia-Pacific Corp.:
7.5% 5/15/06	65,000	67,275
8.875% 5/15/31	20,000	20,100
9.625% 3/15/22	30,000	30,150
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Norske Skog Canada Ltd. 8.625% 6/15/11	$ 30,000	$ 31,050
Stone Container Corp. 8.375% 7/1/12	105,000	110,775
		300,750
TOTAL MATERIALS		1,913,293
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
ACC Escrow Corp. 10% 8/1/11 (e)	60,000	64,350
MCI Communications Corp.:
6.5% 4/15/10 (c)	80,000	63,200
6.95% 8/15/06 (c)	10,000	7,900
7.75% 3/15/24 (c)	65,000	51,025
7.75% 3/23/25 (c)	85,000	67,150
8.25% 1/20/23 (c)	30,000	23,400
Qwest Corp. 8.875% 3/15/12 (e)	65,000	72,150
Qwest Services Corp.:
13% 12/15/07 (e)	45,000	50,400
13.5% 12/15/10 (e)	75,000	87,375
14% 12/15/14 (e)	100,000	121,000
Rogers Cantel, Inc. yankee 8.8% 10/1/07	35,000	36,050
Triton PCS, Inc.:
8.75% 11/15/11	60,000	59,550
9.375% 2/1/11	75,000	75,938
		779,488
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. 9.375% 8/1/11	95,000	101,175
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	20,000	22,200
Dobson Communications Corp. 8.875% 10/1/13 (e)	30,000	30,375
Nextel Communications, Inc.:
7.375% 8/1/15	40,000	40,400
9.5% 2/1/11	55,000	60,913
Rogers Wireless, Inc. 9.625% 5/1/11	90,000	102,600
SBA Communications Corp. 10.25% 2/1/09	50,000	45,500
		403,163
TOTAL TELECOMMUNICATION SERVICES		1,182,651
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - 0.9%
Electric Utilities - 0.3%
CMS Energy Corp.:
7.5% 1/15/09	$ 35,000	$ 34,650
7.75% 8/1/10 (e)	20,000	19,825
8.5% 4/15/11	175,000	178,500
8.9% 7/15/08	65,000	67,438
9.875% 10/15/07	40,000	42,800
Illinois Power Co. 11.5% 12/15/10	50,000	59,500
Midland Funding Corp. II 11.75% 7/23/05	27,493	29,418
Nevada Power Co.:
9% 8/15/13 (e)	105,000	108,150
10.875% 10/15/09	55,000	59,125
PG&E Corp. 6.875% 7/15/08 (e)	40,000	42,000
Southern California Edison Co. 7.25% 3/1/26	55,000	56,169
		697,575
Gas Utilities - 0.2%
Dynegy Holdings, Inc.:
9.875% 7/15/10 (e)	30,000	31,500
10.125% 7/15/13 (e)	60,000	63,600
El Paso Energy Corp.:
6.75% 5/15/09	45,000	37,575
6.95% 12/15/07	90,000	78,750
8.05% 10/15/30	150,000	113,625
Sonat, Inc.:
6.625% 2/1/08	65,000	52,894
6.75% 10/1/07	65,000	54,113
6.875% 6/1/05	80,000	76,100
Southern Star Central Corp. 8.5% 8/1/10 (e)	60,000	64,200
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	55,000	62,219
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	10,000	9,950
		644,526
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
8.5% 11/1/07	60,000	57,900
8.75% 6/15/08	45,000	44,550
8.75% 5/15/13 (e)	100,000	105,000
8.875% 2/15/11	40,000	39,250
9% 5/15/15 (e)	80,000	84,200
9.375% 9/15/10	12,000	12,135
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
AES Corp.: - continued
9.5% 6/1/09	$ 10,000	$ 10,238
10% 12/12/05 (e)	25,000	25,750
El Paso Corp. 7.875% 6/15/12	10,000	8,400
Reliant Resources, Inc.:
9.25% 7/15/10 (e)	10,000	9,100
9.5% 7/15/13 (e)	10,000	9,000
Sierra Pacific Resources 8.75% 5/15/05	65,000	61,100
Williams Companies, Inc.:
6.5% 8/1/06	135,000	135,675
6.75% 1/15/06	85,000	84,150
7.125% 9/1/11	10,000	9,875
7.875% 9/1/21	105,000	99,488
8.125% 3/15/12	35,000	36,400
8.625% 6/1/10	70,000	74,200
		906,411
TOTAL UTILITIES		2,248,512
TOTAL NONCONVERTIBLE BONDS		17,375,861
TOTAL CORPORATE BONDS (Cost $16,435,811)		17,488,061
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.87% 10/2/03 to 12/18/03 (Cost $299,892)	300,000	299,900
Money Market Funds - 4.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.12% (b)	7,130,605	$ 7,130,605
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	3,877,707	3,877,707
TOTAL MONEY MARKET FUNDS (Cost $11,008,312)		11,008,312
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $221,173,640)		262,680,825
NET OTHER ASSETS - (4.9)%		(12,326,559)
NET ASSETS - 100%		$ 250,354,266
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,042,092 or 2.0% of net assets.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.0%
BBB	0.1%
BB	2.1%
B	3.9%
CCC,CC,C	0.9%
D	0.0%
Not Rated	0.0%
Equities	93.4%
Short-Term Investments and Net Other Assets	(0.4)%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.5%
Japan	11.7%
Cayman Islands	5.4%
Finland	1.8%
Korea (South)	1.4%
Hong Kong	1.1%
Others (individually less than 1%)	3.1%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $279,416,979 and $230,821,303, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24,910 for the period.
Income Tax Information

At September 30, 2003, the fund had a capital loss carryforward of approximately $194,665,000 of which $153,000, $144,004,000 and $50,508,000 will expire on September 30, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending September 30, 2004 approximately $20,016,000 of losses recognized during the period November 1, 2002 to September 30, 2003.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003

Assets
Investment in securities, at value (including securities loaned of $3,825,775) (cost $221,173,640) - See accompanying schedule		$ 262,680,825
Cash		63,422
Receivable for investments sold		5,140,771
Receivable for fund shares sold		622,772
Dividends receivable		157,316
Interest receivable		403,467
Other receivables		4,939
Total assets		269,073,512

Liabilities
Payable for investments purchased	$ 14,256,243
Payable for fund shares redeemed	364,666
Accrued management fee	118,995
Payable for daily variation on futures contracts	13,685
Other payables and accrued expenses	87,950
Collateral on securities loaned, at value	3,877,707
Total liabilities		18,719,246

Net Assets		$ 250,354,266
Net Assets consist of:
Paid in capital		$ 422,814,966
Undistributed net investment income		868,060
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(214,837,911)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		41,509,151
Net Assets, for 27,028,368 shares outstanding		$ 250,354,266
Net Asset Value, offering price and redemption price per share ($250,354,266 ÷ 27,028,368 shares)		$ 9.26

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2003

Investment Income
Dividends		$ 917,482
Interest		1,953,000
Security lending		41,314
Total income		2,911,796

Expenses
Management fee	$ 1,040,440
Transfer agent fees	643,555
Accounting and security lending fees	69,833
Non-interested trustees' compensation	699
Custodian fees and expenses	25,971
Registration fees	24,478
Audit	41,554
Legal	593
Miscellaneous	1,489
Total expenses before reductions	1,848,612
Expense reductions	(55,086)	1,793,526
Net investment income (loss)		1,118,270
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(21,958,461)
Foreign currency transactions	(21,307)
Futures contracts	70,207
Total net realized gain (loss)		(21,909,561)
Change in net unrealized appreciation (depreciation) on: Investment securities	79,299,907
Assets and liabilities in foreign currencies	1,960
Futures contracts	333,559
Total change in net unrealized appreciation (depreciation)		79,635,426
Net gain (loss)		57,725,865
Net increase (decrease) in net assets resulting from operations		$ 58,844,135

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2003	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,118,270	$ 2,126,668
Net realized gain (loss)	(21,909,561)	(59,490,428)
Change in net unrealized appreciation (depreciation)	79,635,426	375,306
Net increase (decrease) in net assets resulting from operations	58,844,135	(56,988,454)
Distributions to shareholders from net investment income	(1,488,138)	(5,795,162)
Share transactions Net proceeds from sales of shares	103,536,414	49,739,631
Reinvestment of distributions	1,457,065	5,616,534
Cost of shares redeemed	(62,170,812)	(106,713,983)
Net increase (decrease) in net assets resulting from share transactions	42,822,667	(51,357,818)
Total increase (decrease) in net assets	100,178,664	(114,141,434)

Net Assets
Beginning of period	150,175,602	264,317,036
End of period (including undistributed net investment income of $868,060 and undistributed net investment income of $1,135,394, respectively)	$ 250,354,266	$ 150,175,602
Other Information Shares
Sold	12,700,671	5,072,668
Issued in reinvestment of distributions	207,559	527,374
Redeemed	(7,996,252)	(11,106,926)
Net increase (decrease)	4,911,978	(5,506,884)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2003	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.79	$ 9.57	$ 15.32	$ 10.22	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.08 G	.20	.19	.01
Net realized and unrealized gain (loss)	2.49	(2.64) G	(5.22)	4.98	.21
Total from investment operations	2.54	(2.56)	(5.02)	5.17	.22
Distributions from net investment income	(.07)	(.22)	(.13)	(.02)	-
Distributions from net realized gain	-	-	(.60)	(.05)	-
Total distributions	(.07)	(.22)	(.73)	(.07)	-
Net asset value, end of period	$ 9.26	$ 6.79	$ 9.57	$ 15.32	$ 10.22
Total Return B,C	37.74%	(27.58)%	(33.98)%	50.84%	2.20%
Ratios to Average Net Assets F
Expenses before expense reductions	1.03%	.97%	.89%	.96%	57.49% A
Expenses net of voluntary waivers, if any	1.03%	.97%	.89%	.96%	1.20% A
Expenses net of all reductions	1.00%	.88%	.85%	.90%	1.20% A
Net investment income (loss)	.63%	.87% G	1.55%	1.32%	4.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 250,354	$ 150,176	$ 264,317	$ 565,258	$ 3,065
Portfolio turnover rate	131%	240%	255%	338%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 24, 1999 (commencement of operations) to September 30, 1999.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2003

1. Significant Accounting Policies.

Fidelity Asset Manager: Aggressive (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales, and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 46,118,881	|
Unrealized depreciation	(5,260,450)
Net unrealized appreciation (depreciation)	40,858,431
Undistributed ordinary income	1,362,014
Capital loss carryforward	(194,664,745)

Cost for federal income tax purposes	$ 221,822,394

The tax character of distributions paid was as follows:

	September 30, 2003	September 30, 2002
Ordinary Income	$ 1,488,138	$ 5,795,162

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .36% of average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $65,774 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $55,060 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $26.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager: Aggressive:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager: Aggressive (the Fund), a fund of Fidelity Charles Street Trust, including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager: Aggressive as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 14, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Asset Manager: Aggressive (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Charles Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Charles Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2001

Vice President of Asset Manager: Aggressive. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Harry W. Lange (51)

Year of Election or Appointment: 2002

Vice President of Asset Manager: Aggressive. Mr. Lange is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lange managed a variety of Fidelity funds.

Richard C. Habermann (63)

Year of Election or Appointment: 1999

Vice President of Asset Manager: Aggressive. Mr. Habermann is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann managed a variety of Fidelity funds.

Jeffrey Moore (37)
Year of Election or Appointment: 2002 Vice President of Asset Manager: Aggressive. Prior to assuming his current responsibilities, Mr. Moore served as a fixed-income analyst and portfolio manager.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Asset Manager: Aggressive. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Asset Manager: Aggressive. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Asset Manager: Aggressive. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Asset Manager: Aggressive. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Asset Manager: Aggressive. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1999 Assistant Treasurer of Asset Manager: Aggressive. Mr. Costello also serves as Assistant Treasurer of Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Asset Manager: Aggressive. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Asset Manager: Aggressive. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Asset Manager: Aggressive. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The fund designates 61% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment

Advisors

Fidelity International Investment

Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AGG-UANN-1103
1.792129.100

Fidelity®

Asset Manager: Growth®

Annual Report

September 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Annual Report

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® Asset Manager: Growth ®	22.74%	2.74%	7.59%

$10,000 Over 10 years

Let's say hypothetically that $10,000 was invested in Fidelity® Asset Manager: Growth® on September 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Richard Habermann, Portfolio Manager of Fidelity® Asset Manager: Growth®

After three straight years of declining stock prices in most sectors, equity investors found relief in a decisive rally that began this past spring and continued through most of the 12-month period ending September 30, 2003. Fixed-income securities, which had outperformed stocks during the first half of the period, took a distant back seat to stocks thereafter, as investors grew optimistic about the economy and became less risk averse. Rising corporate profits and the quick end to major combat operations in Iraq further fueled a broad-based rally in equities. The NASDAQ Composite® Index gained 53.15%, while the Standard & Poor's 500SM Index and the Dow Jones Industrial AverageSM rose 24.40% and 24.99%, respectively. Investment-grade bonds also had positive returns, buoyed by continued low inflation and generally favorable interest rate conditions. The Lehman Brothers® Aggregate Bond Index returned 5.41%. Strong demand for yield in the market helped all spread sectors outpace Treasuries. Corporate bonds were standouts, helped by improved credit conditions and positive economic/profit trends.

Fidelity Asset Manager: Growth gained 22.74% during the past year, topping the Fidelity Asset Manager: Growth Composite Index and the LipperSM Flexible Portfolio Funds Average, which rose 18.49% and 17.28%, respectively. While my asset allocation decisions largely drove the fund's results, security selection also helped. I favored equities as they bounced higher twice - last fall and again in the second half of the period - and underweighted them in early 2003 as stocks retreated. Increasing our emphasis on high-yield securities early in the period further boosted returns as that market rebounded strongly from depressed levels. I trimmed our high-yield weighting during the summer to take profits, which I redeployed into equities. The fund's equity investments slightly outpaced the S&P 500® due to favorable stock and sector selection. Our aggressive positioning in financials contributed, led by concentrated holdings in such capital-markets-sensitive stocks as Merrill Lynch, Morgan Stanley and Citigroup. Conversely, security selection and an overweighting in health care hurt, as drug distributor Cardinal Health declined after lowering its earnings guidance. In fixed-income, we benefited mainly from focusing on beaten-down corporate bonds that staged big recoveries, and our high-yield and investment-grade holdings soundly beat the Lehman Brothers Aggregate Bond Index. The cash portion of the fund topped its benchmark as well.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of September 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	4.6	5.2
American International Group, Inc.	3.9	3.6
Clear Channel Communications, Inc.	3.5	3.9
Merck & Co., Inc.	3.5	3.0
Johnson & Johnson	3.4	0.0
Fannie Mae	3.4	3.8
Citigroup, Inc.	3.1	2.9
General Electric Co.	3.0	3.5
Home Depot, Inc.	2.8	2.0
Microsoft Corp.	2.3	1.8
	33.5
Market Sectors as of September 30, 2003
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.8	17.2
Health Care	15.2	13.7
Consumer Discretionary	8.8	8.6
Information Technology	7.2	6.5
Consumer Staples	6.7	4.8
Industrials	5.2	5.8
Energy	5.2	5.7
Telecommunication Services	2.5	3.1
Utilities	0.7	0.8
Materials	0.6	0.7
Asset Allocation (% of fund's net assets)

As of September 30, 2003* As of March 31, 2003 **

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Investments September 30, 2003

Showing Percentage of Net Assets

Common Stocks - 68.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.7%
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	278,100	$ 6,546
Wendy's International, Inc.	74,500	2,406
		8,952
Media - 5.5%
AOL Time Warner, Inc. (a)	4,191,450	63,333
Clear Channel Communications, Inc.	3,245,009	124,284
McGraw-Hill Companies, Inc.	84,700	5,262
		192,879
Specialty Retail - 3.0%
Home Depot, Inc.	3,079,300	98,076
Limited Brands, Inc.	209,610	3,161
Office Depot, Inc. (a)	60,100	844
Staples, Inc. (a)	152,600	3,624
		105,705
Textiles Apparel & Luxury Goods - 0.0%
Arena Brands Holding Corp. Class B	5,556	84
TOTAL CONSUMER DISCRETIONARY		307,620
CONSUMER STAPLES - 6.7%
Beverages - 1.9%
PepsiCo, Inc.	781,005	35,793
The Coca-Cola Co.	746,050	32,050
		67,843
Food & Staples Retailing - 1.6%
CVS Corp.	1,281,300	39,797
Safeway, Inc. (a)	769,100	17,643
		57,440
Food Products - 0.6%
Kraft Foods, Inc. Class A	116,500	3,437
Unilever NV (NY Shares)	275,800	16,322
		19,759
Household Products - 0.5%
Procter & Gamble Co.	187,900	17,441
Personal Products - 0.9%
Alberto-Culver Co. Class B	532,570	31,326
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.2%
Altria Group, Inc.	956,200	$ 41,882
TOTAL CONSUMER STAPLES		235,691
ENERGY - 5.2%
Energy Equipment & Services - 2.2%
BJ Services Co. (a)	96,330	3,292
Cooper Cameron Corp. (a)	78,500	3,627
Diamond Offshore Drilling, Inc.	639,400	12,213
ENSCO International, Inc.	506,300	13,579
GlobalSantaFe Corp.	772,643	18,505
Grant Prideco, Inc. (a)	117,200	1,194
Nabors Industries Ltd. (a)	125,000	4,658
Rowan Companies, Inc. (a)	130,200	3,200
Transocean, Inc. (a)	804,700	16,094
		76,362
Oil & Gas - 3.0%
ChevronTexaco Corp.	452,500	32,331
ConocoPhillips	1,071,421	58,660
Exxon Mobil Corp.	403,880	14,782
		105,773
TOTAL ENERGY		182,135
FINANCIALS - 16.7%
Capital Markets - 2.3%
Merrill Lynch & Co., Inc.	511,700	27,391
Morgan Stanley	1,082,700	54,633
		82,024
Commercial Banks - 1.5%
Bank of America Corp.	76,200	5,947
Bank One Corp.	561,700	21,710
Synovus Financial Corp.	313,900	7,844
Wachovia Corp.	430,977	17,752
		53,253
Diversified Financial Services - 3.1%
Citigroup, Inc.	2,425,133	110,368
Insurance - 6.1%
AFLAC, Inc.	462,100	14,926
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Allmerica Financial Corp. (a)	354,700	$ 8,445
AMBAC Financial Group, Inc.	123,000	7,872
American International Group, Inc.	2,376,800	137,141
Hartford Financial Services Group, Inc.	406,600	21,399
MBIA, Inc.	114,200	6,278
MetLife, Inc.	213,900	6,000
PartnerRe Ltd.	57,200	2,898
St. Paul Companies, Inc.	146,100	5,410
Travelers Property Casualty Corp. Class B	151,300	2,403
		212,772
Real Estate - 0.1%
Apartment Investment & Management Co. Class A	48,900	1,925
Thrifts & Mortgage Finance - 3.6%
Fannie Mae	1,713,580	120,293
MGIC Investment Corp.	136,100	7,087
		127,380
TOTAL FINANCIALS		587,722
HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	1,178,900	34,259
Health Care Providers & Services - 4.8%
Cardinal Health, Inc.	2,777,620	162,169
Medco Health Solutions, Inc. (a)	279,059	7,236
		169,405
Pharmaceuticals - 9.4%
Johnson & Johnson	2,441,400	120,898
Merck & Co., Inc.	2,439,680	123,497
Pfizer, Inc.	844,200	25,647
Recordati Spa	66,314	1,145
Schering-Plough Corp.	1,040,480	15,857
Wyeth	956,600	44,099
		331,143
TOTAL HEALTH CARE		534,807
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.3%
United Technologies Corp.	140,800	$ 10,881
Commercial Services & Supplies - 0.4%
Aramark Corp. Class B (a)	108,500	2,716
Avery Dennison Corp.	34,700	1,753
ChoicePoint, Inc. (a)	220,578	7,389
		11,858
Industrial Conglomerates - 4.0%
General Electric Co.	3,513,500	104,737
Tyco International Ltd.	1,773,700	36,237
		140,974
Machinery - 0.4%
Ingersoll-Rand Co. Ltd. Class A	287,100	15,343
Road & Rail - 0.1%
CSX Corp.	63,900	1,869
Union Pacific Corp.	32,400	1,885
		3,754
TOTAL INDUSTRIALS		182,810
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	253,500	4,953
Comverse Technology, Inc. (a)	621,200	9,293
Motorola, Inc.	2,219,700	26,570
		40,816
Computers & Peripherals - 1.3%
Dell, Inc. (a)	515,300	17,206
Hewlett-Packard Co.	1,257,300	24,341
Sun Microsystems, Inc. (a)	1,592,500	5,271
		46,818
Electronic Equipment & Instruments - 0.8%
Celestica, Inc. (sub. vtg.) (a)	242,590	3,830
Flextronics International Ltd. (a)	382,200	5,420
Jabil Circuit, Inc. (a)	185,100	4,822
Sanmina-SCI Corp. (a)	404,700	3,926
Solectron Corp. (a)	1,356,600	7,936
Thermo Electron Corp. (a)	121,200	2,630
		28,564
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	85,500	$ 4,163
First Data Corp.	452,500	18,082
		22,245
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	169,640	4,667
KLA-Tencor Corp. (a)	24,000	1,234
Lam Research Corp. (a)	56,175	1,244
Linear Technology Corp.	34,800	1,246
Micron Technology, Inc. (a)	110,700	1,486
Novellus Systems, Inc. (a)	26,200	884
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	579,312	6,274
United Microelectronics Corp. sponsored ADR (a)	1,143,901	5,159
Xilinx, Inc. (a)	23,700	676
		22,870
Software - 2.6%
Activision, Inc. (a)	109,121	1,304
Microsoft Corp.	2,936,108	81,594
VERITAS Software Corp. (a)	235,800	7,404
		90,302
TOTAL INFORMATION TECHNOLOGY		251,615
MATERIALS - 0.6%
Chemicals - 0.2%
Dow Chemical Co.	239,600	7,797
Metals & Mining - 0.3%
Alcan, Inc.	185,000	7,184
Alcoa, Inc.	152,700	3,995
		11,179
Paper & Forest Products - 0.1%
Bowater, Inc.	46,300	1,947
International Paper Co.	34,900	1,362
		3,309
TOTAL MATERIALS		22,285
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
Qwest Communications International, Inc. (a)	4,189,200	$ 14,243
SBC Communications, Inc.	1,645,000	36,601
Verizon Communications, Inc.	1,191,300	38,646
		89,490
UTILITIES - 0.7%
Electric Utilities - 0.6%
FirstEnergy Corp.	311,000	9,921
PG&E Corp. (a)	270,800	6,472
Southern Co.	78,400	2,299
Wisconsin Energy Corp.	93,000	2,843
		21,535
Gas Utilities - 0.1%
NiSource, Inc.	110,200	2,202
TOTAL UTILITIES		23,737
TOTAL COMMON STOCKS (Cost $2,539,289)		2,417,912
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	20,695	2,168
Series H, 11.75%	23,500	2,456
		4,624
FINANCIALS - 0.1%
Commercial Banks - 0.0%
Chevy Chase Bank Series C, 8.00%	19,000	492
Insurance - 0.1%
American Annuity Group Capital Trust II 8.875%	1,100	1,124
TOTAL FINANCIALS		1,616
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,147)		6,240
Corporate Bonds - 14.2%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Hilton Hotels Corp. 3.375% 4/15/23 (e)	$ 2,620	$ 2,764
Media - 0.2%
Liberty Media Corp. 3.25% 3/15/31	6,780	6,586
Specialty Retail - 0.0%
Gap, Inc. 5.75% 3/15/09 (e)	1,930	2,425
TOTAL CONSUMER DISCRETIONARY		11,775
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
IOS Capital LLC 5% 5/1/07 (e)	2,320	2,146
INDUSTRIALS - 0.2%
Industrial Conglomerates - 0.2%
Tyco International Group SA 3.125% 1/15/23	7,880	8,865
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Brocade Communications Systems, Inc. 2% 1/1/07	3,170	2,726
CIENA Corp. 3.75% 2/1/08	4,760	3,903
		6,629
Semiconductors & Semiconductor Equipment - 0.0%
Amkor Technology, Inc. 5% 3/15/07	740	679
TOTAL INFORMATION TECHNOLOGY		7,308
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	2,956	2,764
TOTAL CONVERTIBLE BONDS		32,858
Nonconvertible Bonds - 13.3%
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	295	292
4.75% 1/15/08	655	670
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Dana Corp.:
6.5% 3/1/09	$ 670	$ 660
10.125% 3/15/10	415	459
Navistar International Corp. 8% 2/1/08	660	672
Stoneridge, Inc. 11.5% 5/1/12	280	319
United Components, Inc. 9.375% 6/15/13 (e)	380	395
		3,467
Automobiles - 0.0%
General Motors Corp.:
8.25% 7/15/23	1,090	1,140
8.375% 7/15/33	295	308
		1,448
Hotels, Restaurants & Leisure - 0.9%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	4,295	4,059
10.5% 7/15/11 (e)	485	509
Boyd Gaming Corp.:
7.75% 12/15/12	955	986
8.75% 4/15/12	705	763
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	1,190	1,279
Circus Circus Enterprises, Inc. 7.625% 7/15/13	430	444
Friendly Ice Cream Corp. 10.5% 12/1/07	2,380	2,457
Herbst Gaming, Inc. 10.75% 9/1/08	1,525	1,700
HMH Properties, Inc. 7.875% 8/1/05	1,068	1,089
ITT Corp. 7.375% 11/15/15	1,290	1,345
Mandalay Resort Group:
9.375% 2/15/10	430	488
10.25% 8/1/07	340	388
Mohegan Tribal Gaming Authority 8.375% 7/1/11	530	572
MTR Gaming Group, Inc. 9.75% 4/1/10	720	756
Park Place Entertainment Corp.:
7.875% 3/15/10	2,295	2,456
9.375% 2/15/07	1,070	1,177
Premier Parks, Inc. 9.75% 6/15/07	1,545	1,518
Sbarro, Inc. 11% 9/15/09	885	774
Six Flags, Inc. 9.75% 4/15/13 (e)	835	783
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	2,695	2,911
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Town Sports International, Inc. 9.625% 4/15/11	$ 890	$ 952
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	2,040	2,315
Yum! Brands, Inc. 7.7% 7/1/12	610	677
		30,398
Household Durables - 0.3%
D.R. Horton, Inc. 8.5% 4/15/12	930	1,018
Juno Lighting, Inc. 11.875% 7/1/09	3,415	3,722
K. Hovnanian Enterprises, Inc.:
7.75% 5/15/13 (e)	870	896
8.875% 4/1/12	2,760	2,967
Standard Pacific Corp. 9.25% 4/15/12	925	1,013
WCI Communities, Inc. 7.875% 10/1/13 (e)	610	611
William Lyon Homes, Inc. 10.75% 4/1/13	2,120	2,300
		12,527
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	3,280	3,706
Media - 0.9%
American Media Operations, Inc. 10.25% 5/1/09	1,870	1,992
AOL Time Warner, Inc. 7.625% 4/15/31	1,210	1,375
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	500	593
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (e)	898	902
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/11 (d)	2,030	1,269
0% 5/15/11 (d)	900	495
0% 1/15/12 (d)	1,215	620
Clear Channel Communications, Inc. 4.4% 5/15/11	200	197
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	1,765	1,756
Continental Cablevision, Inc. 9% 9/1/08	900	1,098
Corus Entertainment, Inc. 8.75% 3/1/12	980	1,066
Cox Enterprises, Inc. 4.375% 5/1/08 (e)	260	267
CSC Holdings, Inc. 7.875% 2/15/18	890	874
Diamond Holdings PLC yankee 9.125% 2/1/08	1,015	1,005
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp.:
6.375% 10/1/11 (e)(f)	$ 1,760	$ 1,756
9.125% 1/15/09	253	287
10.375% 10/1/07	2,120	2,353
Innova S. de R.L. 9.375% 9/19/13 (e)	1,060	1,067
LBI Media, Inc. 10.125% 7/15/12	1,605	1,757
LodgeNet Entertainment Corp. 9.5% 6/15/13	420	445
News America Holdings, Inc. 7.7% 10/30/25	950	1,093
News America, Inc. 6.55% 3/15/33	200	209
PEI Holdings, Inc. 11% 3/15/10	960	1,056
Rogers Cablesystems Ltd. yankee 11% 12/1/15	130	145
TV Azteca SA de CV yankee 10.5% 2/15/07	2,615	2,729
Vivendi Universal SA:
6.25% 7/15/08 (e)	1,370	1,411
9.25% 4/15/10 (e)	680	782
Yell Finance BV:
0% 8/1/11 (d)	1,432	1,181
10.75% 8/1/11	1,041	1,197
		30,977
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (e)	710	639
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 9% 6/15/12	1,320	1,327
AutoNation, Inc. 9% 8/1/08	650	728
J. Crew Intermediate LLC 0% 5/15/08 (d)(e)	2,277	1,662
Toys 'R' US, Inc. 7.875% 4/15/13	1,400	1,512
United Auto Group, Inc. 9.625% 3/15/12	810	883
United Rentals North America, Inc.:
10.75% 4/15/08	265	293
10.75% 4/15/08 (e)	180	199
		6,604
Textiles Apparel & Luxury Goods - 0.2%
Dan River, Inc. 12.75% 4/15/09 (e)	1,825	1,424
Levi Strauss & Co.:
7% 11/1/06	535	428
11.625% 1/15/08	575	477
12.25% 12/15/12	745	615
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Russell Corp. 9.25% 5/1/10	$ 1,620	$ 1,713
The William Carter Co. 10.875% 8/15/11	1,470	1,639
		6,296
TOTAL CONSUMER DISCRETIONARY		96,062
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
6% 12/15/05 (e)	1,475	1,479
6.875% 8/15/13	1,435	1,342
7.625% 4/15/05	1,080	1,104
9.5% 2/15/11	710	795
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	1,575	1,482
9.125% 12/15/11	1,255	1,181
		7,383
Food Products - 0.3%
Corn Products International, Inc. 8.25% 7/15/07	1,465	1,597
Del Monte Corp. 9.25% 5/15/11	4,895	5,360
Doane Pet Care Co. 9.75% 5/15/07	1,560	1,505
Kraft Foods, Inc. 5.25% 6/1/07	250	268
		8,730
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	1,000	1,047
TOTAL CONSUMER STAPLES		17,160
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	789	797
Grant Prideco, Inc. 9% 12/15/09	400	434
Key Energy Services, Inc. 8.375% 3/1/08	2,750	2,949
SESI LLC 8.875% 5/15/11	1,630	1,728
		5,908
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - 0.8%
Chesapeake Energy Corp.:
8.375% 11/1/08	$ 1,295	$ 1,402
9% 8/15/12	780	876
Clark Refining & Marketing, Inc. 8.875% 11/15/07	535	535
El Paso Production Holding Co. 7.75% 6/1/13 (e)	3,700	3,515
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	325	358
General Maritime Corp. 10% 3/15/13	2,750	3,080
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	600	704
Nuevo Energy Co.:
9.375% 10/1/10	330	355
9.5% 6/1/08	785	818
Overseas Shipholding Group, Inc. 8.25% 3/15/13	2,610	2,727
Plains Exploration & Production Co. LP:
8.75% 7/1/12	870	931
8.75% 7/1/12 (e)	910	974
Range Resources Corp. 7.375% 7/15/13 (e)	630	611
Teekay Shipping Corp. 8.875% 7/15/11	3,150	3,497
Tesoro Petroleum Corp. 8% 4/15/08	460	469
The Coastal Corp.:
6.375% 2/1/09	90	71
6.5% 5/15/06	940	811
6.5% 6/1/08	480	386
6.95% 6/1/28	810	553
7.5% 8/15/06	1,365	1,215
7.75% 6/15/10	700	581
7.75% 10/15/35	670	482
9.625% 5/15/12	405	377
Western Oil Sands, Inc. 8.375% 5/1/12	1,620	1,806
		27,134
TOTAL ENERGY		33,042
FINANCIALS - 2.3%
Capital Markets - 0.1%
Bank of New York Co., Inc.:
3.4% 3/15/13 (h)	295	294
4.25% 9/4/12 (h)	290	300
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
5.7% 9/1/12	$ 785	$ 840
6.6% 1/15/12	400	453
J.P. Morgan Chase & Co.:
5.75% 1/2/13	300	320
6.625% 3/15/12	150	169
Morgan Stanley 6.6% 4/1/12	540	610
		2,986
Consumer Finance - 0.1%
AmeriCredit Corp. 9.875% 4/15/06	345	335
Capital One Bank:
4.875% 5/15/08	200	207
6.5% 6/13/13	325	333
6.875% 2/1/06	105	114
Ford Motor Credit Co.:
5.8% 1/12/09	670	676
7.375% 10/28/09	665	709
Household Finance Corp.:
5.875% 2/1/09	55	60
6.375% 10/15/11	600	667
6.375% 11/27/12	310	344
6.75% 5/15/11	100	114
Household International, Inc. 8.875% 2/15/08	350	401
MBNA Corp. 6.25% 1/17/07	165	181
		4,141
Diversified Financial Services - 1.7%
Ahold Finance USA, Inc.:
6.25% 5/1/09	1,110	1,091
6.875% 5/1/29	990	876
8.25% 7/15/10	1,645	1,760
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,200	1,020
6.977% 11/23/22	150	128
7.377% 5/23/19	138	86
7.379% 5/23/16	625	369
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	2,375	2,541
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (e)	$ 240	$ 242
5.125% 10/1/13 (e)	150	149
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	3,060	2,984
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	103	77
6.9% 1/2/17	680	490
7.73% 9/15/12	253	181
8.307% 4/2/18	1,498	1,169
8.321% 11/1/06	550	484
Dana Credit Corp. 8.375% 8/15/07 (e)	20	21
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	360	313
7.57% 11/18/10	605	612
7.779% 1/2/12	627	508
Deutsche Telekom International Finance BV:
8.5% 6/15/10	400	489
8.75% 6/15/30	400	507
Dex Media West LLC / Dex Media:
8.5% 8/15/10 (e)	570	620
9.875% 8/15/13 (e)	670	757
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	1,380	1,477
FIMEP SA 10.5% 2/15/13	1,510	1,706
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	3,145	3,086
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (e)	575	584
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	1,405	1,489
IOS Capital LLC 7.25% 6/30/08	2,305	2,236
Leucadia National Corp. 7% 8/15/13 (e)	1,380	1,352
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	1,330	1,327
Moore North America Finance, Inc. 7.875% 1/15/11 (e)	1,190	1,261
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (e)	240	251
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (e)	660	713
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
NiSource Finance Corp. 7.875% 11/15/10	$ 185	$ 221
Northern Telecom Capital Corp. 7.875% 6/15/26	470	447
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	399	295
7.67% 1/2/15	245	187
Pemex Project Funding Master Trust:
6.125% 8/15/08	750	795
7.375% 12/15/14	610	656
Petronas Capital Ltd. 7% 5/22/12 (e)	1,370	1,567
Prime Property Funding II 6.25% 5/15/07	370	404
Qwest Capital Funding, Inc.:
5.875% 8/3/04	1,880	1,857
7% 8/3/09	1,925	1,694
7.25% 2/15/11	1,855	1,623
7.625% 8/3/21	630	529
7.75% 8/15/06	5,955	5,836
Sprint Capital Corp.:
6.125% 11/15/08	175	189
6.875% 11/15/28	425	414
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (e)	600	671
11% 2/15/13 (e)	735	851
U.S. West Capital Funding, Inc. 6.375% 7/15/08	2,000	1,770
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	2,420	2,710
Verizon Global Funding Corp. 7.25% 12/1/10	250	293
Western & Southern Financial Group 5.75% 7/15/33 (e)	285	274
Western Financial Bank 9.625% 5/15/12	2,480	2,685
		58,924
Insurance - 0.1%
Aegon NV 4.75% 6/1/13	300	298
Crum & Forster Holdings Corp. 10.375% 6/15/13 (e)	1,390	1,466
Hartford Financial Services Group, Inc. 4.625% 7/15/13 (e)	105	103
New York Life Insurance Co. 5.875% 5/15/33 (e)	375	375
Oil Insurance Ltd. 5.5% 8/15/33 (e)(h)	275	282
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Principal Life Global Funding I:
5.125% 6/28/07 (e)	$ 800	$ 859
6.25% 2/15/12 (e)	360	400
Travelers Property Casualty Corp. 5% 3/15/13	145	146
		3,929
Real Estate - 0.3%
AvalonBay Communities, Inc. 5% 8/1/07	395	419
BRE Properties, Inc. 5.95% 3/15/07	895	977
Camden Property Trust 5.875% 6/1/07	455	493
CarrAmerica Realty Corp. 5.25% 11/30/07	275	289
CenterPoint Properties Trust:
4.75% 8/1/10	250	257
6.75% 4/1/05	530	564
EOP Operating LP 7.75% 11/15/07	750	872
Gables Realty LP 5.75% 7/15/07	200	214
LNR Property Corp.:
7.625% 7/15/13 (e)	590	605
10.5% 1/15/09	665	712
Mack-Cali Realty LP 7.25% 3/15/09	250	289
MeriStar Hospitality Corp. 9% 1/15/08	180	188
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. III 9.125% 1/15/11	180	188
Senior Housing Properties Trust:
7.875% 4/15/15	780	823
8.625% 1/15/12	1,400	1,526
Vornado Realty Trust 5.625% 6/15/07	300	320
		8,736
Thrifts & Mortgage Finance - 0.0%
Chevy Chase Savings Bank FSB 9.25% 12/1/08	1,020	1,051
TOTAL FINANCIALS		79,767
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Fisher Scientific International, Inc. 8% 9/1/13 (e)	890	939
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	870	931
Concentra Operating Corp. 9.5% 8/15/10 (e)	850	893
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
6.3% 10/1/12	$ 1,015	$ 1,025
6.75% 7/15/13	440	460
PacifiCare Health Systems, Inc. 10.75% 6/1/09	3,410	3,896
Psychiatric Solutions, Inc. 10.625% 6/15/13 (e)	315	344
Tenet Healthcare Corp.:
6.375% 12/1/11	2,175	2,066
6.5% 6/1/12	175	167
7.375% 2/1/13	1,765	1,765
Vanguard Health Systems, Inc. 9.75% 8/1/11	355	378
		11,925
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10	1,445	1,600
Biovail Corp. yankee 7.875% 4/1/10	895	924
		2,524
TOTAL HEALTH CARE		15,388
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.0%
Orbital Sciences Corp. 9% 7/15/11	345	361
Transdigm, Inc. 8.375% 7/15/11 (e)	510	536
		897
Airlines - 0.1%
AMR Corp. 9% 8/1/12	1,245	940
Continental Airlines, Inc. 8% 12/15/05	20	18
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	321	263
7.9% 12/15/09	875	648
10.14% 8/14/12	280	202
Northwest Airlines, Inc.:
7.875% 3/15/08	115	82
9.875% 3/15/07	450	351
		2,504
Building Products - 0.1%
FastenTech, Inc. 11.5% 5/1/11 (e)	1,110	1,154
Jacuzzi Brands, Inc. 9.625% 7/1/10 (e)	435	450
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Nortek, Inc.:
9.125% 9/1/07	$ 1,225	$ 1,256
9.25% 3/15/07	410	420
		3,280
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.625% 1/1/06	1,475	1,538
7.875% 1/1/09	1,100	1,130
7.875% 4/15/13	395	413
9.25% 9/1/12	640	707
American Color Graphics, Inc. 10% 6/15/10 (e)	415	438
Browning-Ferris Industries, Inc. 6.375% 1/15/08	2,080	2,038
JohnsonDiversey, Inc. 9.625% 5/15/12	2,735	2,981
National Waterworks, Inc. 10.5% 12/1/12	790	877
		10,122
Construction & Engineering - 0.1%
Amsted Industries, Inc. 10.25% 10/15/11 (e)	1,700	1,853
Industrial Conglomerates - 0.1%
Koppers, Inc. 9.875% 10/15/13 (e)(f)	370	370
Tyco International Group SA yankee:
5.875% 11/1/04	150	154
6.125% 1/15/09	440	460
6.375% 6/15/05	100	104
6.375% 10/15/11	1,760	1,815
6.75% 2/15/11	2,190	2,310
		5,213
Machinery - 0.5%
AGCO Corp.:
8.5% 3/15/06	260	260
9.5% 5/1/08	1,530	1,652
Columbus McKinnon Corp. 10% 8/1/10 (e)	170	180
Cummins, Inc.:
5.65% 3/1/98	1,645	1,077
9.5% 12/1/10 (e)	900	1,022
Dresser, Inc. 9.375% 4/15/11	2,590	2,694
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	5,610	6,059
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. 9.375% 6/1/06	$ 585	$ 635
Terex Corp.:
Series D, 8.875% 4/1/08	325	339
8.875% 4/1/08	2,210	2,298
TriMas Corp. 9.875% 6/15/12	1,220	1,238
		17,454
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	460	469
11.75% 6/15/09	1,080	1,102
		1,571
TOTAL INDUSTRIALS		42,894
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.0%
Motorola, Inc. 6.5% 11/15/28	345	332
Nortel Networks Corp. 6.125% 2/15/06	815	819
Northern Telecom Ltd. yankee 6.875% 9/1/23	235	214
		1,365
Computers & Peripherals - 0.0%
NCR Corp. 7.125% 6/15/09	765	842
Electronic Equipment & Instruments - 0.2%
Ingram Micro, Inc. 9.875% 8/15/08	1,860	2,009
PerkinElmer, Inc. 8.875% 1/15/13	1,940	2,095
Solectron Corp.:
7.375% 3/1/06	2,740	2,781
9.625% 2/15/09	175	193
		7,078
IT Services - 0.1%
Anteon Corp. 12% 5/15/09	2,346	2,581
Iron Mountain, Inc. 8.625% 4/1/13	250	265
		2,846
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.2%
Xerox Corp.:
7.125% 6/15/10	$ 1,270	$ 1,260
7.15% 8/1/04	735	750
7.2% 4/1/16	2,645	2,473
7.625% 6/15/13	1,850	1,832
		6,315
Semiconductors & Semiconductor Equipment - 0.2%
AMI Semiconductor, Inc. 10.75% 2/1/13	885	991
Amkor Technology, Inc. 7.75% 5/15/13 (e)	1,285	1,295
Micron Technology, Inc. 6.5% 9/30/05 (j)	5,000	4,900
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	665	692
		7,878
TOTAL INFORMATION TECHNOLOGY		26,324
MATERIALS - 1.6%
Chemicals - 0.4%
Avecia Group PLC 11% 7/1/09	2,730	2,375
Berry Plastics Corp. 10.75% 7/15/12	2,535	2,827
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	345	324
10.125% 9/1/08	345	342
10.625% 5/1/11 (e)	350	345
Geon Co. 6.875% 12/15/05	625	563
Huntsman ICI Chemicals LLC 10.125% 7/1/09	440	414
Huntsman International LLC:
9.875% 3/1/09	210	222
9.875% 3/1/09 (e)	875	923
Millennium America, Inc.:
9.25% 6/15/08	1,445	1,488
9.25% 6/15/08 (e)	935	963
OMNOVA Solutions, Inc. 11.25% 6/1/10 (e)	410	422
PolyOne Corp. 10.625% 5/15/10	430	363
Solutia, Inc.:
6.72% 10/15/37	2,040	1,856
7.375% 10/15/27	365	230
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Solutia, Inc.: - continued
11.25% 7/15/09	$ 660	$ 634
Union Carbide Corp. 6.79% 6/1/25 (h)	185	169
		14,460
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11 (e)	2,560	2,790
Containers & Packaging - 0.5%
Anchor Glass Container Corp. 11% 2/15/13	2,020	2,278
BWAY Corp. 10% 10/15/10 (e)	510	551
Graphic Packaging International, Inc.:
8.5% 8/15/11 (e)	740	807
9.5% 8/15/13 (e)	740	814
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	2,690	2,717
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	1,290	1,374
Owens-Illinois, Inc.:
7.15% 5/15/05	1,630	1,663
7.35% 5/15/08	425	406
7.5% 5/15/10	1,025	987
7.8% 5/15/18	3,730	3,357
8.1% 5/15/07	845	875
Sealed Air Corp.:
5.625% 7/15/13 (e)	70	71
6.875% 7/15/33 (e)	150	154
Silgan Holdings, Inc. 9% 6/1/09	1,040	1,076
		17,130
Metals & Mining - 0.3%
California Steel Industries, Inc. 8.5% 4/1/09	755	785
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	175	190
CSN Islands VII Corp. 10.75% 9/12/08 (e)	1,395	1,411
Falconbridge Ltd. yankee 7.35% 6/5/12	400	457
Peabody Energy Corp. 6.875% 3/15/13	1,250	1,306
Phelps Dodge Corp. 9.5% 6/1/31	2,375	3,040
Salt Holdings Corp., Inc. 0% 6/1/13 (d)(e)	2,550	1,530
Steel Dynamics, Inc. 9.5% 3/15/09	1,000	1,073
		9,792
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.3%
Boise Cascade Corp. 7.68% 3/29/06	$ 705	$ 761
Buckeye Technologies, Inc. 8.5% 10/1/13 (e)	700	725
Domtar, Inc. yankee 7.875% 10/15/11	200	238
Georgia-Pacific Corp.:
7.5% 5/15/06	2,575	2,665
8.125% 5/15/11	735	763
8.875% 5/15/31	345	347
9.625% 3/15/22	645	648
International Paper Co. 5.85% 10/30/12	250	266
Norske Skog Canada Ltd. 8.625% 6/15/11	625	647
Stone Container Corp. 9.75% 2/1/11	3,145	3,444
		10,504
TOTAL MATERIALS		54,676
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
ACC Escrow Corp. 10% 8/1/11 (e)	1,280	1,373
AT&T Broadband Corp. 8.375% 3/15/13	200	248
AT&T Corp.:
7.8% 11/15/11	300	347
8.5% 11/15/31	215	255
France Telecom SA:
9% 3/1/11	500	611
9.75% 3/1/31	280	374
MCI Communications Corp.:
6.5% 4/15/10 (c)	1,525	1,205
6.95% 8/15/06 (c)	125	99
7.75% 3/15/24 (c)	855	671
7.75% 3/23/25 (c)	1,460	1,153
8.25% 1/20/23 (c)	400	312
NTL, Inc. 19% 1/1/10	150	146
Qwest Corp. 8.875% 3/15/12 (e)	2,705	3,003
Qwest Services Corp.:
13% 12/15/07 (e)	960	1,075
13.5% 12/15/10 (e)	1,680	1,957
14% 12/15/14 (e)	1,987	2,404
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	$ 1,505	$ 1,550
9.375% 6/1/08	85	89
Telefonica Europe BV 7.75% 9/15/10	450	541
TELUS Corp. yankee 8% 6/1/11	940	1,097
Triton PCS, Inc.:
8.75% 11/15/11	1,870	1,856
9.375% 2/1/11	1,610	1,630
U.S. West Communications:
5.65% 11/1/04	530	517
6.875% 9/15/33	625	550
		23,063
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc. 8.75% 3/1/31	325	402
Crown Castle International Corp.:
9.375% 8/1/11	1,615	1,720
10.75% 8/1/11	535	599
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	680	755
Dobson Communications Corp. 8.875% 10/1/13 (e)	440	446
Nextel Communications, Inc.:
7.375% 8/1/15	860	869
9.5% 2/1/11	915	1,013
Rogers Wireless, Inc. 9.625% 5/1/11	4,785	5,455
SBA Communications Corp. 10.25% 2/1/09	645	587
		11,846
TOTAL TELECOMMUNICATION SERVICES		34,909
UTILITIES - 1.9%
Electric Utilities - 0.7%
Allegheny Energy Supply Co. LLC:
10.25% 11/15/07 (e)	930	930
13% 11/15/07 (e)(h)	125	122
CMS Energy Corp.:
7.5% 1/15/09	615	609
7.625% 11/15/04	1,195	1,213
8.5% 4/15/11	760	775
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
CMS Energy Corp. - continued
8.9% 7/15/08	$ 305	$ 316
9.875% 10/15/07	1,635	1,749
Dominion Resources, Inc. 6.25% 6/30/12	205	224
DTE Energy Co. 7.05% 6/1/11	190	214
Duke Capital Corp. 6.75% 2/15/32	480	460
FirstEnergy Corp. 7.375% 11/15/31	775	793
Illinois Power Co.:
7.5% 6/15/09	550	583
11.5% 12/15/10	3,285	3,909
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	275	285
5.875% 10/1/12	300	317
Midland Funding Corp. II 11.75% 7/23/05	894	956
Monongahela Power Co. 5% 10/1/06	265	266
Nevada Power Co.:
9% 8/15/13 (e)	1,525	1,571
10.875% 10/15/09	1,970	2,118
Pacific Gas & Electric Co.:
8.25% 11/1/22	2,340	2,387
10% 11/1/05 (e)(h)	1,700	1,717
PG&E Corp. 6.875% 7/15/08 (e)	900	945
Public Service Co. of Colorado 7.875% 10/1/12	395	482
Southern California Edison Co. 7.25% 3/1/26	1,355	1,384
TECO Energy, Inc. 7% 5/1/12	385	371
		24,696
Gas Utilities - 0.5%
Dynegy Holdings, Inc.:
9.875% 7/15/10 (e)	680	714
10.125% 7/15/13 (e)	250	265
El Paso Energy Corp.:
6.75% 5/15/09	645	539
6.95% 12/15/07	770	674
7.375% 12/15/12	80	65
7.75% 1/15/32	815	603
7.8% 8/1/31	560	417
8.05% 10/15/30	3,805	2,882
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (e)	$ 575	$ 673
Sonat, Inc.:
6.75% 10/1/07	1,250	1,041
6.875% 6/1/05	3,195	3,039
7.625% 7/15/11	1,905	1,572
Southern Star Central Corp. 8.5% 8/1/10 (e)	1,390	1,487
Tennessee Gas Pipeline Co. 7.625% 4/1/37	180	164
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	990	1,120
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	2,565	2,552
		17,807
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.375% 8/15/07	550	531
8.5% 11/1/07	1,680	1,621
8.75% 6/15/08	899	890
8.75% 5/15/13 (e)	2,070	2,174
8.875% 2/15/11	896	879
9% 5/15/15 (e)	2,070	2,179
9.375% 9/15/10	207	209
9.5% 6/1/09	300	307
Constellation Energy Group, Inc. 6.35% 4/1/07	405	446
Duke Energy Corp. 4.2% 10/1/08	190	193
El Paso Corp.:
7% 5/15/11	385	318
7.875% 6/15/12	395	332
Reliant Resources, Inc.:
9.25% 7/15/10 (e)	525	478
9.5% 7/15/13 (e)	345	311
Western Resources, Inc. 9.75% 5/1/07	2,125	2,404
Williams Companies, Inc.:
6.5% 8/1/06	2,705	2,719
6.75% 1/15/06	1,900	1,881
7.125% 9/1/11	1,395	1,378
7.5% 1/15/31	370	329
7.875% 9/1/21	2,755	2,610
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.: - continued
8.125% 3/15/12	$ 1,300	$ 1,352
8.625% 6/1/10	1,500	1,590
		25,131
TOTAL UTILITIES		67,634
TOTAL NONCONVERTIBLE BONDS		467,856
TOTAL CORPORATE BONDS (Cost $462,797)		500,714
U.S. Government and Government Agency Obligations - 3.6%

U.S. Government Agency Obligations - 0.4%
Fannie Mae:
4% 9/2/08	800	815
6.125% 3/15/12	201	228
6.25% 2/1/11	5,655	6,355
Freddie Mac:
3.625% 9/15/08	784	799
4.5% 7/15/13	950	959
5.25% 11/5/12	2,100	2,148
5.625% 3/15/11	1,450	1,603
5.875% 3/21/11	2,325	2,557
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		15,464
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	1,819	2,192
U.S. Treasury Inflation-Indexed Notes 1.875% 7/15/13	1,001	996
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		3,188
U.S. Treasury Obligations - 3.1%
U.S. Treasury Bills, yield at date of purchase 0.87% to 0.94% 10/2/03 to 12/11/03 (g)	8,700	8,697
U.S. Treasury Bonds 7.875% 2/15/21	6,660	9,101
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
4.875% 2/15/12	$ 80,000	$ 86,578
6.5% 2/15/10	4,650	5,518
TOTAL U.S. TREASURY OBLIGATIONS		109,894
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $125,116)		128,546
U.S. Government Agency - Mortgage Securities - 1.8%

Fannie Mae - 1.2%
4% 10/1/18 (f)	5,150	5,071
4.5% 8/1/33 (f)	1,148	1,112
5% 3/1/18 to 9/1/18	4,064	4,167
5.5% 7/1/16 to 9/1/33	9,781	10,043
6% 1/1/09 to 4/1/33	5,286	5,497
6.5% 11/1/13 to 9/1/32	7,698	8,066
6.5% 10/1/18 (f)	374	395
7% 1/1/16 to 6/1/32	4,150	4,400
7% 10/1/18 (f)	870	926
7.5% 5/1/27 to 11/1/31	2,082	2,224
8% 6/1/10	9	9
TOTAL FANNIE MAE		41,910
Freddie Mac - 0.2%
5% 10/1/33 (f)	5,200	5,190
7.5% 4/1/22 to 4/1/32	858	919
8% 7/1/25 to 4/1/27	229	248
TOTAL FREDDIE MAC		6,357
Government National Mortgage Association - 0.4%
6% 6/15/08 to 9/15/10	382	402
6.5% 9/15/08 to 8/15/32	13,078	13,765
7% 1/15/28 to 7/15/28	1,457	1,552
7.5% 10/15/22 to 8/15/28	665	717
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
8% 5/15/25	$ 57	$ 62
8.5% 10/15/29 to 4/15/30	226	244
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		16,742
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $62,930)		65,009
Asset-Backed Securities - 0.5%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	380	380
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 1.59% 11/6/09 (h)	230	231
Series 2003-BX:
Class A4A, 2.72% 1/6/10	200	200
Class A4B, 1.5% 1/6/10 (h)	150	150
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M2, 2.42% 9/25/32 (h)	65	65
Series 2003-3 Class M1, 1.92% 3/25/33 (h)	275	276
Amortizing Residential Collateral Trust:
Series 2002-BC3N Class B2, 7% 6/25/32 (e)	52	51
Series 2002-BC6 Class A2, 1.47% 8/25/32 (h)	664	662
Series 2002-BC7 Class M1, 1.92% 10/25/32 (h)	1,550	1,535
Argent Securities, Inc. Series 2003-W3 Class M2, 2.92% 9/25/33 (h)	375	375
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE2:
Class A2, 1.5% 4/15/33 (h)	518	517
Class M1, 2.02% 4/15/33 (h)	325	325
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	530	552
Capital One Auto Finance Trust Series 2003-A Class A4B, 1.4% 1/15/10 (h)	440	440
Capital One Master Trust:
Series 2002-3A Class B, 4.55% 2/15/08	1,800	1,859
Series 2002-4 Class A, 4.9% 3/15/10	1,180	1,262
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.8% 7/15/08 (h)	600	602
Series 2003-2B Class B2, 3.5% 2/17/09	275	276
Series 2003-B1 Class B1, 2.29% 2/17/09 (h)	520	526
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CDC Mortgage Capital Trust Series 2003-HE2:
Class M1, 1.92% 6/25/33 (h)	$ 35	$ 35
Class M2, 3.02% 6/25/33 (h)	120	121
CDC Mortgage Capital, Inc. NIMS Trust Series 2002-HE2N Class NOTE, 10% 1/25/33 (e)	94	94
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 1.55% 5/25/33 (h)	812	813
CS First Boston Mortgage Securities Corp. NIMS Trust:
Series 2002-H1N Class A, 8% 8/27/32 (e)	36	36
Series 2002-H4N Class A, 8% 8/27/32 (e)	206	204
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	335	345
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (e)	91	91
Home Equity Asset Trust Series 2003-2:
Class A2, 1.5% 8/25/33 (h)	100	100
Class M1, 2% 8/25/33 (h)	130	131
Home Equity Asset Trust NIMS Trust:
Series 2002-3N Class A, 8% 3/25/33 (e)	117	114
Series 2003-2N Class A, 8% 9/27/33 (e)	118	116
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class A, 5.5% 1/18/11	100	108
Series 2002-3 Class B, 2.37% 9/15/09 (h)	270	270
Long Beach Asset Holdings Corp. NIMS Trust Series 2002-1 Class N1, 9.05% 5/25/32 (e)	66	65
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.87% 7/25/33 (h)	355	355
Class M2, 2.97% 7/25/33 (h)	180	180
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.495% 10/15/08 (h)	150	150
Series 2001-B2 Class B2, 1.48% 1/15/09 (h)	150	150
Series 2002-B2 Class B2, 1.5% 10/15/09 (h)	150	150
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 3.02% 6/27/33 (h)	210	212
Series 2003-NC6 Class M2, 3.07% 6/25/33 (h)	585	590
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 2.52% 2/25/32 (h)	290	289
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (e)	155	155
Morgan Stanley Dean Witter Capital I, Inc. Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (e)	330	330
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.55% 1/25/33 (h)	465	466
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	$ 396	$ 396
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (e)	314	315
Sears Credit Account Master Trust II Series 2000-1 Class B, 7.5% 11/15/07	650	652
TOTAL ASSET-BACKED SECURITIES (Cost $17,173)		17,317
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 1.9633% 4/15/13 (e)(h)	145	142
Merrill Lynch Mortgage Investments, Inc. floater Series 2003-A Class 2A1, 1.51% 3/25/28 (h)	660	660
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 2.57% 6/10/35 (e)(h)	120	120
Class B4, 2.77% 6/10/35 (e)(h)	105	105
Class B5, 3.37% 6/10/35 (e)(h)	70	70
Class B6, 3.87% 6/10/35 (e)(h)	45	45
TOTAL PRIVATE SPONSOR		1,142
U.S. Government Agency - 0.2%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	800	856
Series 1999-57 Class PH, 6.5% 12/25/29	700	750
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2002-64 Class PC, 5.5% 12/25/26	270	282
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2444 Class PF, 6.5% 8/15/27	2,300	2,323
sequential pay Series 2303 Class VT, 6% 2/15/12	328	334
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2664 Class EZ, 5.5% 8/15/33	$ 204	$ 203
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.86% 10/16/23 (h)	55	60
TOTAL U.S. GOVERNMENT AGENCY		4,808
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,785)		5,950
Commercial Mortgage Securities - 0.8%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	182	198
Series 1997-D5 Class PS1, 1.5168% 2/14/43 (h)(i)	3,693	250
Banc America Commercial Mortgage, Inc. Series 2003-1 Class XP1, 1.4752% 9/11/36 (e)(h)(i)	9,770	356
Bayview Commercial Asset Trust floater Series 2003-1 Class A, 1.7% 8/25/33 (e)(h)	428	428
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.6219% 8/1/24 (e)(h)	1,086	880
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	787	848
Class B, 7.48% 2/1/08	770	857
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	110	128
Class F, 7.734% 1/15/32	60	68
Series 2001-245 Class A2, 6.28% 2/12/16 (e)(h)	135	149
COMM floater:
Series 2001-FL5A Class A2, 1.67% 11/15/13 (e)(h)	228	228
Series 2002-FL7 Class A2, 1.47% 11/15/14 (e)(h)	330	330
Crest Dartmouth Street 2003 1 Ltd./Crest Dartmouth Street 2003 1 Corp. Series 2003-1A Class C, 6.667% 6/28/38 (e)	315	311
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA Class B, 2.02% 12/15/11 (e)(h)	640	639
Series 1997-C2 Class D, 7.27% 1/17/35	1,380	1,544
Series 1998-C1 Class D, 7.17% 5/17/40	175	187
Series 2003-C3 Class ASP, 1.9632% 5/15/38 (e)(h)(i)	4,675	407
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 1,420	$ 1,466
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CG1 Class A1B, 6.41% 6/10/31	270	304
Series 1999-CG2 Class A1B, 7.3% 6/10/32	150	176
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9843% 4/29/39 (e)(h)	1,800	1,513
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C 6.944% 6/15/31	600	684
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 0% 4/15/19 (c)(e)(h)	500	0
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 13.5% 6/1/16 (e)(h)	1,650	1,125
General Motors Pension Trust floater Series 1999-C1A Class A, 1.52% 8/15/09 (e)(h)	220	220
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-26 Class C, 6.0208% 2/16/24 (h)	500	549
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	445	446
Series 2003-47 Class XA, 0.2917% 6/16/43 (h)(i)	1,560	113
Series 2003-87 Class C, 5.3162% 9/16/32 (f)	500	528
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1999-C1 Class A2, 6.175% 5/15/33	325	362
Series 1996-C1 Class F, 7.86% 11/15/06 (e)	750	810
Series 2001-WTCA Class A2, 1.49% 9/9/15 (e)(h)	460	450
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB 5.857% 11/11/19 (e)	415	423
Series 2003-C1 Class XP, 2.2434% 7/5/35 (e)(h)(i)	2,370	238
GS Mortgage Securities Corp. II:
sequential pay Series 1998-GLII Class A2, 6.562% 4/13/31	450	501
Series 1998-GLII Class E, 6.9701% 4/13/31 (h)	430	439
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 1999-C7 Class A2, 6.507% 10/15/35	475	537
KSL Resorts Series 2003-1A:
Class A, 1.67% 5/15/13 (e)(h)	150	150
Class B, 1.82% 5/15/13 (e)(h)	75	75
Class K, 3.77% 5/15/13 (e)(h)	150	150
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
KSL Resorts Series 2003-1A: - continued
Class L, 3.97% 5/15/13 (e)(h)	$ 150	$ 150
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class B, 6.59% 2/18/30	400	448
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (e)	360	321
LTC Commercial Mortgage pass thru certificates:
sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (e)	533	536
Series 1996-1 Class E, 9.16% 4/15/28	500	363
Morgan Stanley Capital I, Inc. sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	105	117
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5791% 3/12/35 (e)(h)(i)	2,770	212
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (e)	1,750	1,887
Class L, 7.9% 11/15/26 (e)	1,300	1,219
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	335	380
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	5	5
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 11/15/07 (e)	1,410	1,567
Class E2, 7.224% 11/15/07 (e)	840	923
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (e)	320	341
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,314)		27,536
Municipal Securities - 0.0%

Illinois Gen. Oblig.:
3.3% 6/1/10	45	44
3.55% 6/1/11	40	39
3.75% 6/1/12	125	121
5.1% 6/1/33	780	726
TOTAL MUNICIPAL SECURITIES (Cost $990)		930
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Chilean Republic:
5.5% 1/15/13	$ 595	$ 619
7.125% 1/11/12	855	985
State of Israel 4.625% 6/15/13	355	343
United Mexican States:
7.5% 4/8/33	150	157
8% 9/24/22	700	772
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,653)		2,876
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $257)	260	289
Floating Rate Loans - 0.3%

CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (h)(f)	1,800	1,485
Media - 0.0%
Century Cable Holdings LLC Tranche B term loan 6% 12/31/09 (h)(f)	900	765
TOTAL CONSUMER DISCRETIONARY		2,250
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Nextel Finance Co.:
Tranche B term loan 4.5671% 6/30/08 (h)	3,017	3,032
Tranche C term loan 4.8171% 12/31/08 (h)	3,017	3,032
		6,064
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductor Components Industries LLC:
Tranche B term loan 5.125% 8/4/06 (h)	18	18
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Semiconductor Components Industries LLC: - continued
Tranche C term loan 5.125% 8/4/07 (h)	$ 516	$ 517
Tranche D term loan 5.1875% 8/4/07 (h)	214	215
		750
TOTAL FLOATING RATE LOANS (Cost $8,549)		9,064
Money Market Funds - 9.8%
	Shares
Fidelity Cash Central Fund, 1.12% (b)	332,182,789	332,183
Fidelity Money Market Central Fund, 1.17% (b)	8,056,119	8,056
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	5,015,000	5,015
TOTAL MONEY MARKET FUNDS (Cost $345,254)		345,254
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,603,254)		3,527,637
NET OTHER ASSETS - (0.2)%		(7,082)
NET ASSETS - 100%		$ 3,520,555
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
574 S&P 500 Index Contracts	Dec. 2003	$ 142,653	$ (4,588)

The face value of futures purchased as a percentage of net assets - 4.1%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07, and pay quarterly notional amount multiplied by 1.37%	June 2007	$ 300	$ (6)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.39024% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2006	300	1
		$ 600	$ (5)
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $113,954,000 or 3.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,697,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	$ 4,192
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	5.4%
AAA,AA,A	0.7%
BBB	1.3%
BB	3.9%
B	7.1%
CCC,CC,C	2.3%
D	0.0%
Not Rated	0.6%
Equities	73.0%
Short-Term Investments and Net Other Assets	5.7%
Total	100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $2,178,542,000 and $2,510,315,000, respectively, of which long-term U.S. government and government agency obligations aggregated $426,069,000 and $403,000,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $131,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,900,000 or 0.1% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $9,064,000 or 0.3% of net assets.
Income Tax Information

At September 30, 2003, the fund had a capital loss carryforward of approximately $689,318,000 of which $74,519,000, $377,623,000 and $237,176,000 will expire on September 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	September 30, 2003

Assets
Investment in securities, at value (including securities loaned of $4,721) (cost $3,603,254) - See accompanying schedule		$ 3,527,637
Cash		1,000
Receivable for investments sold		17,149
Receivable for fund shares sold		2,265
Dividends receivable		3,656
Interest receivable		12,802
Other receivables		19
Total assets		3,564,528

Liabilities
Payable for investments purchased Regular delivery	$ 7,518
Delayed delivery	18,267
Payable for fund shares redeemed	9,218
Unrealized loss on swap agreements	5
Accrued management fee	1,731
Payable for daily variation on futures contracts	1,449
Other payables and accrued expenses	770
Collateral on securities loaned, at value	5,015
Total liabilities		43,973

Net Assets		$ 3,520,555
Net Assets consist of:
Paid in capital		$ 4,237,173
Undistributed net investment income		66,010
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(702,419)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(80,209)
Net Assets, for 261,297 shares outstanding		$ 3,520,555
Net Asset Value, offering price and redemption price per share ($3,520,555 ÷ 261,297 shares)		$ 13.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended September 30, 2003

Investment Income
Dividends		$ 40,268
Interest		72,136
Security lending		20
Total income		112,424

Expenses
Management fee	$ 19,496
Transfer agent fees	7,757
Accounting and security lending fees	607
Non-interested trustees' compensation	14
Depreciation in deferred trustee compensation account	(2)
Custodian fees and expenses	82
Registration fees	29
Audit	86
Legal	15
Miscellaneous	31
Total expenses before reductions	28,115
Expense reductions	(483)	27,632
Net investment income (loss)		84,792
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(57,271)
Futures contracts	16,037
Swap agreements	18
Total net realized gain (loss)		(41,216)
Change in net unrealized appreciation (depreciation) on: Investment securities	621,647
Assets and liabilities in foreign currencies	1
Futures contracts	8,301
Swap agreements	(5)
Total change in net unrealized appreciation (depreciation)		629,944
Net gain (loss)		588,728
Net increase (decrease) in net assets resulting from operations		$ 673,520

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended September 30, 2003	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,792	$ 106,376
Net realized gain (loss)	(41,216)	(234,912)
Change in net unrealized appreciation (depreciation)	629,944	(365,366)
Net increase (decrease) in net assets resulting from operations	673,520	(493,902)
Distributions to shareholders from net investment income	(98,119)	(120,566)
Share transactions Net proceeds from sales of shares	404,289	451,259
Reinvestment of distributions	96,342	118,338
Cost of shares redeemed	(677,813)	(748,639)
Net increase (decrease) in net assets resulting from share transactions	(177,182)	(179,042)
Total increase (decrease) in net assets	398,219	(793,510)

Net Assets
Beginning of period	3,122,336	3,915,846
End of period (including undistributed net investment income of $66,010 and undistributed net investment income of $77,713, respectively)	$ 3,520,555	$ 3,122,336
Other Information Shares
Sold	31,982	33,085
Issued in reinvestment of distributions	7,942	8,287
Redeemed	(54,887)	(55,646)
Net increase (decrease)	(14,963)	(14,274)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 13.48	$ 20.33	$ 19.05	$ 18.80
Income from Investment Operations
Net investment income (loss) B	.32	.37 D	.42	.48	.46
Net realized and unrealized gain (loss)	2.21	(2.13) D	(4.25)	2.35	2.82
Total from investment operations	2.53	(1.76)	(3.83)	2.83	3.28
Distributions from net investment income	(.36)	(.42)	(.46)	(.45)	(.35)
Distributions from net realized gain	-	-	(2.56)	(1.10)	(2.68)
Total distributions	(.36)	(.42)	(3.02)	(1.55)	(3.03)
Net asset value, end of period	$ 13.47	$ 11.30	$ 13.48	$ 20.33	$ 19.05
Total Return A	22.74%	(13.71)%	(20.93)%	15.50%	18.37%
Ratios to Average Net Assets C
Expenses before expense reductions	.84%	.84%	.81%	.80%	.83%
Expenses net of voluntary waivers, if any	.84%	.84%	.81%	.80%	.83%
Expenses net of all reductions	.83%	.81%	.78%	.77%	.80%
Net investment income(loss)	2.53%	2.73% D	2.62%	2.46%	2.38%
Supplemental Data
Net assets, end of period (in millions)	$ 3,521	$ 3,122	$ 3,916	$ 5,256	$ 5,051
Portfolio turnover rate	72%	101%	143%	197%	101%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Asset Manager: Growth (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, partnerships, financing transactions, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 240,321	|
Unrealized depreciation	(327,240)
Net unrealized appreciation (depreciation)	(86,919)
Undistributed ordinary income	62,321
Capital loss carryforward	(689,318)
Cost for federal income tax purposes	$ 3,614,556

The tax character of distributions paid was as follows:

	September 30, 2003	September 30, 2002
Ordinary Income	$ 98,119	$ 120,566

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Annual Report

Financing Transactions - continued

securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,715 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $447 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $6 and $30, respectively.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager: Growth:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager: Growth (the Fund), a fund of Fidelity Charles Street Trust, including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager: Growth as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 14, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 281 funds advised by FMR or an affiliate. Mr. McCoy oversees 283 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Asset Manager: Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Charles Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Charles Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2001

Vice President of Asset Manager: Growth. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Asset Manager: Growth. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Asset Manager: Growth. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Richard C. Habermann (63)

Year of Election or Appointment: 1996

Vice President of Asset Manager: Growth (1996). Mr. Habermann is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann managed a variety of Fidelity funds.

Jeffrey Moore (37)
Year of Election or Appointment: 2002 Vice President of Asset Manager: Growth. Prior to assuming his current responsibilities, Mr. Moore served as a fixed-income analyst and portfolio manager.
Charles Mangum (39)

Year of Election or Appointment: 2001

Vice President Asset Manager: Growth. Mr. Mangum is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Mangum managed a variety of Fidelity funds.

John Todd (54)

Year of Election or Appointment: 1996

Vice President Asset Manager: Growth. Mr. Todd is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Todd managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Asset Manager: Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Asset Manager: Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Asset Manager: Growth. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Asset Manager: Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Asset Manager: Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Asset Manager: Growth. Mr. Costello also serves as Assistant Treasurer of Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Asset Manager: Growth. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Asset Manager: Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Asset Manager: Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The fund designates 42% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AMG-UANN-1103
1.792130.100

Fidelity®

Asset Manager: Income®

Annual Report

September 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chariman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC's) website at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Annual Report

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® Asset Manager: Income®	14.26%	4.96%	6.71%

$10,000 Over 10 years

Let's say hypothetically that $10,000 was invested in Fidelity ® Asset Manager: Income® Fund on September 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Aggregate Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Richard Habermann, Portfolio Manager of Fidelity® Asset Manager: Income®

After three straight years of declining stock prices in most sectors, equity investors found relief in a decisive rally that began this past spring and continued through most of the 12-month period ending September 30, 2003. Fixed-income securities, which had outperformed stocks during the first half of the period, took a distant back seat to stocks thereafter, as investors grew optimistic about the economy and became less risk averse. Rising corporate profits and the quick end to major hostilities in Iraq further fueled a broad-based rally in equities. The NASDAQ Composite® Index gained 53.15%, while the Standard & Poor's 500SM Index and the Dow Jones Industrial AverageSM rose 24.40% and 24.99%, respectively. Investment-grade bonds also had positive returns, buoyed by continued low inflation and generally favorable interest rate conditions. The Lehman Brothers® Aggregate Bond Index returned 5.41%. Strong demand for yield in the market helped all spread sectors outpace Treasuries. Corporate bonds were standouts, helped by improved credit conditions and positive economic/profit trends.

Fidelity Asset Manager: Income gained 14.26% during the past year, topping the Fidelity Asset Manager: Income Composite Index and the LipperSM Income Funds Average, which rose 7.93% and 13.88%, respectively. While security selection largely drove the fund's results, timely asset-allocation shifts also helped. I favored equities as they bounced higher twice - last fall and again in the second half of the period - and underweighted them in early 2003 as stocks retreated. Increasing our emphasis on high-yield securities early in the period further boosted returns as that market rebounded strongly. I scaled back our high-yield exposure during the summer to take profits, which I redeployed into equities. The fund's equity holdings soundly beat the S&P 500® due to strong stock and sector selection. Our aggressive positioning in beaten-down cyclical and growth stocks helped, as many of these names rallied sharply during the spring and summer. Top contributors included Continental Airlines, Nextel, Morgan Stanley and Cypress Semiconductor. Conversely, overweighting such weak energy services stocks as Nabors Industries - which we sold - hurt. In fixed-income, we benefited mainly from corporate bonds that staged big recoveries, and our high-yield and investment-grade holdings soundly beat the Lehman Brothers Aggregate Bond Index. The cash portion of the fund topped its benchmark as well.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Bond Issuers as of September 30, 2003
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.8	13.5
U.S. Treasury Obligations	7.8	1.8
Freddie Mac	3.0	1.5
Government National Mortgage Association	0.9	1.4
CS First Boston Mortgage Securities Corp.	0.5	0.2
	23.0
Quality Diversification (% of fund's net assets)
As of September 30, 2003 *	As of March 31, 2003 **
U.S.Government and U.S.Government Agency Obligations 23.0%	U.S.Government and U.S.Government Agency Obligations 18.7%
AAA,AA,A 7.6%	AAA,AA,A 8.3%
BBB 5.7%	BBB 7.1%
BB and Below 5.8%	BB and Below 10.4%
Not Rated 0.1%	Not Rated 0.2%
Equities 23.5%	Equities 19.7%
Short-Term Investments and Net Other Assets 34.3%	Short-Term Investments and Net Other Assets 35.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Best Buy Co., Inc.	0.9	0.1
Nextel Communications, Inc. Class A	0.7	0.4
Intersil Corp. Class A	0.7	0.2
BEA Systems, Inc.	0.6	0.4
Continental Airlines, Inc. Class B	0.6	0.0
	3.5
Asset Allocation (% of fund's net assets)
As of September 30, 2003 *		As of March 31, 2003 **
	Stock class and Equity Futures 23.4%		Stock class 19.5%
	Bond class 42.0%		Bond class 43.9%
	Short-term class 34.6%		Short-term class 36.6%
* Foreign investments	5.7%	** Foreign investments	6.0%

Annual Report

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Investments September 30, 2003

Showing Percentage of Net Assets

Common Stocks - 22.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 2.7%
Household Durables - 0.4%
Beazer Homes USA, Inc. (a)	32,100	$ 2,709,240
Ryland Group, Inc.	20,000	1,462,200
		4,171,440
Internet & Catalog Retail - 0.1%
InterActiveCorp (a)	30,000	991,500
Media - 0.2%
Emmis Communications Corp. Class A (a)	27,700	558,986
Getty Images, Inc. (a)	10,000	351,600
Pixar (a)	15,000	998,400
		1,908,986
Specialty Retail - 2.0%
Best Buy Co., Inc. (a)	175,000	8,316,000
Home Depot, Inc.	75,000	2,388,750
Lowe's Companies, Inc.	86,700	4,499,730
Williams-Sonoma, Inc. (a)	153,100	4,130,638
		19,335,118
TOTAL CONSUMER DISCRETIONARY		26,407,044
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Performance Food Group Co. (a)	40,000	1,628,400
ENERGY - 0.2%
Oil & Gas - 0.2%
Chesapeake Energy Corp.	200,000	2,156,000
FINANCIALS - 2.9%
Capital Markets - 1.4%
Charles Schwab Corp.	200,000	2,382,000
Goldman Sachs Group, Inc.	40,000	3,356,000
J.P. Morgan Chase & Co.	100,000	3,433,000
Morgan Stanley	80,000	4,036,800
		13,207,800
Commercial Banks - 0.1%
Silicon Valley Bancshares (a)	40,000	1,105,200
Consumer Finance - 0.4%
MBNA Corp.	100,000	2,280,000
Providian Financial Corp. (a)	150,000	1,768,500
		4,048,500
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - 0.5%
CIT Group, Inc.	175,000	$ 5,033,000
Insurance - 0.2%
Allmerica Financial Corp. (a)	35,000	833,350
The Chubb Corp.	20,000	1,297,600
		2,130,950
Real Estate - 0.2%
Annaly Mortgage Management, Inc.	75,000	1,231,500
Thrifts & Mortgage Finance - 0.1%
W Holding Co., Inc.	50,000	895,000
TOTAL FINANCIALS		27,651,950
HEALTH CARE - 2.6%
Biotechnology - 1.9%
Affymetrix, Inc. (a)	130,000	2,728,700
Alkermes, Inc. (a)	175,600	2,409,232
Amylin Pharmaceuticals, Inc. (a)	20,000	564,800
Celgene Corp. (a)	40,000	1,733,200
Cephalon, Inc. (a)	20,000	918,400
CV Therapeutics, Inc. (a)	65,000	1,430,000
Genentech, Inc. (a)	10,000	801,400
Harvard Bioscience, Inc. (a)	77,200	572,824
MedImmune, Inc. (a)	82,000	2,706,820
Millennium Pharmaceuticals, Inc. (a)	120,000	1,846,800
Protein Design Labs, Inc. (a)	160,000	2,217,600
Tanox, Inc. (a)	20,000	400,200
		18,329,976
Health Care Equipment & Supplies - 0.3%
Integra Lifesciences Holdings Corp. (a)	40,000	1,131,600
Interpore International, Inc. (a)	60,000	921,600
Wright Medical Group, Inc. (a)	50,000	1,264,000
		3,317,200
Pharmaceuticals - 0.4%
Angiotech Pharmaceuticals, Inc. (a)	30,000	1,308,012
Esperion Therapeutics, Inc. (a)	30,000	581,400
Salix Pharmaceuticals Ltd. (a)	100,000	1,926,000
		3,815,412
TOTAL HEALTH CARE		25,462,588
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.1%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	40,000	$ 844,000
Air Freight & Logistics - 0.1%
CNF, Inc.	30,000	961,500
Airlines - 1.5%
AMR Corp. (a)	505,806	5,791,479
Continental Airlines, Inc. Class B (a)	350,000	5,803,000
Delta Air Lines, Inc.	170,000	2,261,000
Ryanair Holdings PLC sponsored ADR (a)	20,000	810,000
		14,665,479
Commercial Services & Supplies - 0.3%
Monster Worldwide, Inc. (a)	100,200	2,523,036
Machinery - 1.2%
Cummins, Inc.	80,000	3,554,400
Dover Corp.	160,000	5,659,200
Eaton Corp.	10,000	886,200
Parker Hannifin Corp.	40,000	1,788,000
		11,887,800
TOTAL INDUSTRIALS		30,881,815
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 0.7%
Avaya, Inc. (a)	50,000	545,000
Nortel Networks Corp. (a)	230,500	945,050
QUALCOMM, Inc.	40,000	1,665,600
Telefonaktiebolaget LM Ericsson ADR (a)	228,700	3,357,316
		6,512,966
Computers & Peripherals - 1.2%
Avid Technology, Inc. (a)	40,000	2,113,600
Hutchinson Technology, Inc. (a)	60,000	1,986,000
Komag, Inc. (a)	100,000	1,752,000
M-Systems Flash Disk Pioneers Ltd. (a)	65,700	1,030,833
Seagate Technology	160,000	4,352,000
		11,234,433
Electronic Equipment & Instruments - 0.2%
Celestica, Inc. (sub. vtg.) (a)	50,000	789,298
Solectron Corp. (a)	250,000	1,462,500
		2,251,798
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
Art Technology Group, Inc. (a)	400,000	$ 888,000
Openwave Systems, Inc. (a)	200,000	844,000
Retek, Inc. (a)	100,000	675,000
Yahoo!, Inc. (a)	79,700	2,819,786
		5,226,786
Semiconductors & Semiconductor Equipment - 3.3%
Agere Systems, Inc. Class A (a)	1,089,800	3,345,686
Asyst Technologies, Inc. (a)	125,000	1,758,750
Atmel Corp. (a)	468,100	1,877,081
Cree, Inc. (a)	30,000	555,600
Cypress Semiconductor Corp. (a)	200,000	3,536,000
Helix Technology, Inc.	50,000	818,500
Intersil Corp. Class A	280,000	6,664,000
Marvell Technology Group Ltd. (a)	50,000	1,887,500
Samsung Electronics Co. Ltd.	8,000	2,729,330
Silicon Image, Inc. (a)	100,000	451,000
Skyworks Solutions, Inc. (a)	200,000	1,820,000
Teradyne, Inc. (a)	250,000	4,650,000
Ultratech, Inc. (a)	60,000	1,693,200
		31,786,647
Software - 1.9%
BEA Systems, Inc. (a)	500,000	6,025,000
Manhattan Associates, Inc. (a)	90,000	2,330,100
NetIQ Corp. (a)	200,000	2,388,000
Quest Software, Inc. (a)	400,000	4,840,000
Red Hat, Inc. (a)	100,000	1,010,000
Secure Computing Corp. (a)	100,000	1,168,000
Synopsys, Inc. (a)	30,000	923,100
		18,684,200
TOTAL INFORMATION TECHNOLOGY		75,696,830
MATERIALS - 1.6%
Chemicals - 0.4%
Dow Chemical Co.	60,000	1,952,400
Georgia Gulf Corp.	100,000	2,335,000
		4,287,400
Metals & Mining - 0.7%
Coeur d'Alene Mines Corp. (a)	300,000	933,000
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Hecla Mining Co. (a)	200,000	$ 1,048,000
Kinross Gold Corp. (a)	300,000	2,270,066
Randgold Resources Ltd. ADR (a)	100,000	2,300,000
		6,551,066
Paper & Forest Products - 0.5%
Aracruz Celulose SA sponsored ADR	30,000	819,000
Bowater, Inc.	60,000	2,523,600
Louisiana-Pacific Corp. (a)	100,000	1,378,000
		4,720,600
TOTAL MATERIALS		15,559,066
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	200,000	2,030,000
Nextel Communications, Inc. Class A (a)	342,200	6,737,918
Triton PCS Holdings, Inc. Class A (a)	300,000	1,338,000
		10,105,918
UTILITIES - 0.3%
Electric Utilities - 0.0%
Progress Energy, Inc. warrants 12/31/07 (a)	9,200	0
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	400,000	2,968,000
TOTAL COMMON STOCKS (Cost $192,315,081)		218,517,611
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	920	96,370
Series H, 11.75%	1,715	179,218
		275,588
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Chevy Chase Bank Series C, 8.00%	2,500	$ 64,750
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $334,594)		340,338
Corporate Bonds - 12.8%
	Principal Amount
Convertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	$ 107,000	100,045
Nonconvertible Bonds - 12.8%
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	660,000	653,333
4.75% 1/15/08	1,290,000	1,319,504
Dana Corp.:
6.5% 3/1/09	110,000	108,350
10.125% 3/15/10	65,000	71,825
Navistar International Corp. 8% 2/1/08	115,000	117,013
Stoneridge, Inc. 11.5% 5/1/12	45,000	51,300
United Components, Inc. 9.375% 6/15/13 (e)	60,000	62,400
		2,383,725
Automobiles - 0.2%
General Motors Corp.:
8.25% 7/15/23	1,605,000	1,678,472
8.375% 7/15/33	435,000	454,835
		2,133,307
Hotels, Restaurants & Leisure - 0.5%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	645,000	609,525
10.5% 7/15/11 (e)	65,000	68,250
Boyd Gaming Corp.:
7.75% 12/15/12	135,000	139,388
8.75% 4/15/12	105,000	113,663
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	210,000	225,750
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Circus Circus Enterprises, Inc. 7.625% 7/15/13	$ 65,000	$ 67,113
Friendly Ice Cream Corp. 10.5% 12/1/07	475,000	490,438
Herbst Gaming, Inc. 10.75% 9/1/08	375,000	418,125
ITT Corp. 7.375% 11/15/15	170,000	177,225
Mandalay Resort Group:
9.375% 2/15/10	65,000	73,775
10.25% 8/1/07	55,000	62,700
Mohegan Tribal Gaming Authority:
8% 4/1/12	130,000	139,750
8.375% 7/1/11	110,000	118,800
MTR Gaming Group, Inc. 9.75% 4/1/10	120,000	126,000
Park Place Entertainment Corp. 7.875% 3/15/10	110,000	117,700
Premier Parks, Inc. 9.75% 6/15/07	305,000	299,663
Sbarro, Inc. 11% 9/15/09	125,000	109,375
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	420,000	453,600
Town Sports International, Inc. 9.625% 4/15/11	140,000	149,800
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	285,000	323,475
Yum! Brands, Inc. 7.7% 7/1/12	80,000	88,800
		4,372,915
Household Durables - 0.2%
Juno Lighting, Inc. 11.875% 7/1/09	585,000	637,650
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	145,000	155,875
Standard Pacific Corp.:
7.75% 3/15/13	350,000	362,250
9.25% 4/15/12	155,000	169,725
Technical Olympic USA, Inc. 9% 7/1/10	125,000	131,875
WCI Communities, Inc. 7.875% 10/1/13 (e)	90,000	90,113
William Lyon Homes, Inc. 10.75% 4/1/13	325,000	352,625
		1,900,113
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	425,000	480,250
Media - 1.0%
American Media Operations, Inc. 10.25% 5/1/09	105,000	111,825
AOL Time Warner, Inc. 7.625% 4/15/31	1,950,000	2,216,516
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	750,000	889,847
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (e)	$ 120,000	$ 120,600
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/11 (d)	285,000	178,125
0% 5/15/11 (d)	135,000	74,250
0% 1/15/12 (d)	165,000	84,150
Clear Channel Communications, Inc. 4.4% 5/15/11	350,000	344,867
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	440,000	437,800
Continental Cablevision, Inc. 9% 9/1/08	300,000	366,086
Corus Entertainment, Inc. 8.75% 3/1/12	140,000	152,250
Cox Enterprises, Inc. 4.375% 5/1/08 (e)	345,000	354,128
CSC Holdings, Inc.:
7.625% 7/15/18	124,000	119,040
7.875% 2/15/18	190,000	186,675
Diamond Holdings PLC yankee 9.125% 2/1/08	165,000	163,350
EchoStar DBS Corp.:
6.375% 10/1/11 (e)(f)	230,000	229,425
9.125% 1/15/09	231,000	261,608
10.375% 10/1/07	80,000	88,800
Innova S. de R.L. 9.375% 9/19/13 (e)	140,000	140,875
LBI Media, Inc. 10.125% 7/15/12	255,000	279,225
LodgeNet Entertainment Corp. 9.5% 6/15/13	65,000	68,900
News America Holdings, Inc. 7.7% 10/30/25	1,090,000	1,253,731
News America, Inc. 6.55% 3/15/33	300,000	313,890
PEI Holdings, Inc. 11% 3/15/10	145,000	159,500
Rogers Cablesystems Ltd. yankee 11% 12/1/15	25,000	27,875
TV Azteca SA de CV yankee 10.5% 2/15/07	270,000	281,813
Vivendi Universal SA:
6.25% 7/15/08 (e)	40,000	41,200
9.25% 4/15/10 (e)	90,000	103,500
Yell Finance BV 0% 8/1/11 (d)	197,000	162,525
		9,212,376
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (e)	420,000	378,210
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 9% 6/15/12	215,000	216,075
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. 9% 8/1/08	$ 105,000	$ 117,600
J. Crew Intermediate LLC 0% 5/15/08 (d)(e)	468,664	342,125
Toys 'R' US, Inc. 7.875% 4/15/13	220,000	237,600
United Auto Group, Inc. 9.625% 3/15/12	130,000	141,700
United Rentals North America, Inc.:
10.75% 4/15/08	40,000	44,300
10.75% 4/15/08 (e)	30,000	33,225
		1,132,625
Textiles Apparel & Luxury Goods - 0.1%
Dan River, Inc. 12.75% 4/15/09 (e)	290,000	226,200
Levi Strauss & Co.:
7% 11/1/06	80,000	64,000
11.625% 1/15/08	90,000	74,700
12.25% 12/15/12	120,000	99,000
Russell Corp. 9.25% 5/1/10	110,000	116,325
The William Carter Co. 10.875% 8/15/11	250,000	278,750
		858,975
TOTAL CONSUMER DISCRETIONARY		22,852,496
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
6% 12/15/05 (e)	230,000	230,575
6.875% 8/15/13	230,000	215,050
7.625% 4/15/05	355,000	362,988
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	215,000	202,369
9.125% 12/15/11	120,000	112,950
		1,123,932
Food Products - 0.2%
Del Monte Corp. 9.25% 5/15/11	725,000	793,875
Doane Pet Care Co. 9.75% 5/15/07	240,000	231,600
Kraft Foods, Inc. 5.25% 6/1/07	1,000,000	1,072,052
		2,097,527
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.2%
Philip Morris Companies, Inc. 7% 7/15/05	$ 1,755,000	$ 1,837,862
TOTAL CONSUMER STAPLES		5,059,321
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
DI Industries, Inc. 8.875% 7/1/07	103,000	104,030
Grant Prideco, Inc. 9% 12/15/09	70,000	75,950
SESI LLC 8.875% 5/15/11	240,000	254,400
		434,380
Oil & Gas - 0.5%
Chesapeake Energy Corp.:
8.375% 11/1/08	215,000	232,738
9% 8/15/12	130,000	145,925
Clark Refining & Marketing, Inc. 8.875% 11/15/07	85,000	85,000
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	475,000	523,530
General Maritime Corp. 10% 3/15/13	355,000	397,600
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	100,000	117,250
Nuevo Energy Co.:
9.375% 10/1/10	60,000	64,500
9.5% 6/1/08	134,000	139,695
Overseas Shipholding Group, Inc. 8.25% 3/15/13	390,000	407,550
Plains Exploration & Production Co. LP 8.75% 7/1/12	140,000	149,800
Range Resources Corp. 7.375% 7/15/13 (e)	90,000	87,300
Teekay Shipping Corp. 8.875% 7/15/11	410,000	455,100
Tesoro Petroleum Corp. 8% 4/15/08	80,000	81,600
The Coastal Corp.:
6.375% 2/1/09	15,000	11,850
6.5% 5/15/06	160,000	138,000
6.5% 6/1/08	65,000	52,325
6.95% 6/1/28	140,000	95,550
7.5% 8/15/06	220,000	195,800
7.75% 6/15/10	125,000	103,750
7.75% 10/15/35	270,000	194,400
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
The Coastal Corp.: - continued
9.625% 5/15/12	$ 735,000	$ 683,550
Western Oil Sands, Inc. 8.375% 5/1/12	270,000	301,050
		4,663,863
TOTAL ENERGY		5,098,243
FINANCIALS - 4.2%
Capital Markets - 0.6%
Bank of New York Co., Inc.:
3.4% 3/15/13 (h)	360,000	358,201
4.25% 9/4/12 (h)	415,000	429,034
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	300,000	336,714
Goldman Sachs Group, Inc.:
5.7% 9/1/12	1,260,000	1,347,835
6.6% 1/15/12	540,000	611,173
J.P. Morgan Chase & Co.:
5.75% 1/2/13	100,000	106,805
6.625% 3/15/12	845,000	951,669
Morgan Stanley 6.6% 4/1/12	1,355,000	1,529,523
		5,670,954
Consumer Finance - 0.6%
AmeriCredit Corp. 9.875% 4/15/06	55,000	53,350
Capital One Bank:
4.875% 5/15/08	350,000	362,539
6.5% 6/13/13	470,000	481,040
6.875% 2/1/06	125,000	135,970
Ford Motor Credit Co.:
5.8% 1/12/09	1,020,000	1,028,513
7.375% 10/28/09	1,010,000	1,076,562
General Electric Capital Corp. 3.5% 5/1/08	500,000	506,099
Household Finance Corp.:
6.375% 10/15/11	650,000	722,697
6.375% 11/27/12	455,000	504,767
6.75% 5/15/11	350,000	399,177
Household International, Inc. 8.875% 2/15/08	525,000	600,902
MBNA Corp. 6.25% 1/17/07	280,000	307,629
		6,179,245
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 1.6%
Ahold Finance USA, Inc.:
6.25% 5/1/09	$ 50,000	$ 49,125
6.875% 5/1/29	50,000	44,250
8.25% 7/15/10	275,000	294,250
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	170,000	144,500
6.977% 11/23/22	24,394	20,735
7.377% 5/23/19	21,638	13,415
7.379% 5/23/16	80,837	47,694
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	285,000	304,950
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (e)	385,000	388,885
5.125% 10/1/13 (e)	245,000	243,628
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	490,000	477,750
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	15,852	11,810
6.9% 1/2/17	114,113	82,161
7.73% 9/15/12	35,103	25,099
8.307% 4/2/18	47,870	37,339
8.321% 11/1/06	15,000	13,200
Dana Credit Corp. 8.375% 8/15/07 (e)	52,000	53,300
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	50,000	43,500
7.57% 11/18/10	790,000	799,219
7.779% 1/2/12	82,971	67,207
Deutsche Telekom International Finance BV:
8.5% 6/15/10	600,000	733,933
8.75% 6/15/30	500,000	634,252
Dex Media West LLC/Dex Media:
8.5% 8/15/10 (e)	80,000	87,000
9.875% 8/15/13 (e)	90,000	101,700
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	195,000	208,650
FIMEP SA 10.5% 2/15/13	210,000	237,300
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	460,000	451,375
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (e)	20,000	20,300
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	$ 185,000	$ 196,100
IOS Capital LLC 7.25% 6/30/08	310,000	300,700
Leucadia National Corp. 7% 8/15/13 (e)	190,000	186,200
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	180,000	179,550
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (e)	40,000	41,800
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (e)	90,000	97,200
Northern Telecom Capital Corp. 7.875% 6/15/26	75,000	71,250
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	54,626	40,424
7.67% 1/2/15	34,961	26,746
Pemex Project Funding Master Trust:
6.125% 8/15/08	730,000	773,800
7.375% 12/15/14	840,000	903,000
Petronas Capital Ltd. 7% 5/22/12 (e)	1,590,000	1,819,086
Prime Property Funding II 6.25% 5/15/07	435,000	474,835
Qwest Capital Funding, Inc.:
5.875% 8/3/04	305,000	301,188
7% 8/3/09	300,000	264,000
7.625% 8/3/21	95,000	79,800
7.75% 8/15/06	960,000	940,800
Sprint Capital Corp.:
6.125% 11/15/08	275,000	296,873
6.875% 11/15/28	585,000	570,481
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (e)	90,000	100,575
11% 2/15/13 (e)	160,000	185,200
U.S. West Capital Funding, Inc. 6.375% 7/15/08	295,000	261,075
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	385,000	431,200
Verizon Global Funding Corp. 7.25% 12/1/10	350,000	410,207
Western & Southern Financial Group 5.75% 7/15/33 (e)	415,000	398,756
Western Financial Bank 9.625% 5/15/12	420,000	454,650
		15,442,023
Insurance - 0.5%
Aegon NV 4.75% 6/1/13	600,000	595,677
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Crum & Forster Holdings Corp. 10.375% 6/15/13 (e)	$ 190,000	$ 200,450
Hartford Financial Services Group, Inc. 4.625% 7/15/13 (e)	150,000	146,749
New York Life Insurance Co. 5.875% 5/15/33 (e)	450,000	450,203
Oil Insurance Ltd. 5.5% 8/15/33 (e)(h)	650,000	665,665
Principal Life Global Funding I:
5.125% 6/28/07 (e)	1,800,000	1,932,817
6.25% 2/15/12 (e)	505,000	560,894
Travelers Property Casualty Corp. 5% 3/15/13	170,000	170,996
		4,723,451
Real Estate - 0.9%
AvalonBay Communities, Inc. 5% 8/1/07	460,000	488,136
BRE Properties, Inc. 5.95% 3/15/07	935,000	1,020,409
Camden Property Trust 5.875% 6/1/07	555,000	601,637
CarrAmerica Realty Corp. 5.25% 11/30/07	500,000	524,805
CenterPoint Properties Trust:
4.75% 8/1/10	1,200,000	1,232,640
6.75% 4/1/05	490,000	521,695
EOP Operating LP 7.75% 11/15/07	1,860,000	2,163,016
Gables Realty LP 5.75% 7/15/07	250,000	267,213
LNR Property Corp.:
7.625% 7/15/13 (e)	100,000	102,500
10.5% 1/15/09	85,000	90,950
Mack-Cali Realty LP 7.25% 3/15/09	200,000	231,542
MeriStar Hospitality Corp. 9% 1/15/08	25,000	26,094
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. III 9.125% 1/15/11	25,000	26,063
Senior Housing Properties Trust:
7.875% 4/15/15	130,000	137,150
8.625% 1/15/12	245,000	267,050
Vornado Realty Trust 5.625% 6/15/07	400,000	426,828
		8,127,728
Thrifts & Mortgage Finance - 0.0%
Chevy Chase Savings Bank FSB 9.25% 12/1/08	310,000	319,300
TOTAL FINANCIALS		40,462,701
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Fisher Scientific International, Inc. 8% 9/1/13 (e)	$ 120,000	$ 126,600
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	270,000	288,900
Concentra Operating Corp. 9.5% 8/15/10 (e)	120,000	126,000
HCA, Inc.:
6.3% 10/1/12	45,000	45,450
6.75% 7/15/13	65,000	68,015
PacifiCare Health Systems, Inc. 10.75% 6/1/09	605,000	691,213
Tenet Healthcare Corp.:
6.375% 12/1/11	320,000	304,000
6.5% 6/1/12	30,000	28,575
7.375% 2/1/13	650,000	650,000
Vanguard Health Systems, Inc. 9.75% 8/1/11	60,000	63,900
		2,266,053
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10	100,000	110,750
Biovail Corp. yankee 7.875% 4/1/10	130,000	134,225
		244,975
TOTAL HEALTH CARE		2,637,628
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.0%
Orbital Sciences Corp. 9% 7/15/11	30,000	31,350
Transdigm, Inc. 8.375% 7/15/11 (e)	70,000	73,500
		104,850
Airlines - 0.0%
AMR Corp. 9% 8/1/12	190,000	143,450
Continental Airlines, Inc. 8% 12/15/05	5,000	4,563
Delta Air Lines, Inc. 7.9% 12/15/09	135,000	99,900
Northwest Airlines, Inc.:
7.875% 3/15/08	20,000	14,300
9.875% 3/15/07	80,000	62,400
		324,613
Building Products - 0.1%
FastenTech, Inc. 11.5% 5/1/11 (e)	180,000	187,200
Jacuzzi Brands, Inc. 9.625% 7/1/10 (e)	70,000	72,450
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Nortek, Inc.:
9.125% 9/1/07	$ 380,000	$ 389,500
9.25% 3/15/07	65,000	66,625
		715,775
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
7.625% 1/1/06	310,000	323,175
7.875% 1/1/09	235,000	241,463
7.875% 4/15/13	55,000	57,475
9.25% 9/1/12	155,000	171,275
American Color Graphics, Inc. 10% 6/15/10 (e)	65,000	68,575
Browning-Ferris Industries, Inc. 6.375% 1/15/08	260,000	254,800
JohnsonDiversey, Inc. 9.625% 5/15/12	70,000	76,300
National Waterworks, Inc. 10.5% 12/1/12	120,000	133,200
		1,326,263
Construction & Engineering - 0.0%
Amsted Industries, Inc. 10.25% 10/15/11 (e)	230,000	250,700
Industrial Conglomerates - 0.3%
Koppers, Inc. 9.875% 10/15/13 (e)(f)	60,000	60,000
Tyco International Group SA yankee:
5.875% 11/1/04	150,000	153,750
6.125% 1/15/09	70,000	73,150
6.375% 6/15/05	100,000	104,000
6.375% 10/15/11	265,000	273,281
6.75% 2/15/11	2,265,000	2,389,575
		3,053,756
Machinery - 0.3%
AGCO Corp. 8.5% 3/15/06	40,000	40,000
Columbus McKinnon Corp. 10% 8/1/10 (e)	30,000	31,800
Cummins, Inc.:
5.65% 3/1/98	255,000	167,025
9.5% 12/1/10 (e)	145,000	164,575
Dresser, Inc. 9.375% 4/15/11	405,000	421,200
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	950,000	1,026,000
Navistar International Corp. 9.375% 6/1/06	170,000	184,450
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Terex Corp.:
Series D, 8.875% 4/1/08	$ 50,000	$ 52,125
8.875% 4/1/08	320,000	332,800
TriMas Corp. 9.875% 6/15/12	190,000	192,850
		2,612,825
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	35,000	35,700
11.75% 6/15/09	130,000	132,600
		168,300
TOTAL INDUSTRIALS		8,557,082
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Motorola, Inc. 6.5% 11/15/28	370,000	356,588
Nortel Networks Corp. 6.125% 2/15/06	5,000	5,025
		361,613
Computers & Peripherals - 0.1%
NCR Corp. 7.125% 6/15/09	895,000	985,376
Electronic Equipment & Instruments - 0.1%
Ingram Micro, Inc. 9.875% 8/15/08	295,000	318,600
PerkinElmer, Inc. 8.875% 1/15/13	310,000	334,800
Solectron Corp.:
7.375% 3/1/06	360,000	365,400
9.625% 2/15/09	25,000	27,500
		1,046,300
IT Services - 0.0%
Iron Mountain, Inc. 8.625% 4/1/13	35,000	37,100
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	170,000	168,725
7.2% 4/1/16	245,000	229,075
7.625% 6/15/13	170,000	168,300
		566,100
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
AMI Semiconductor, Inc. 10.75% 2/1/13	$ 140,000	$ 156,800
Amkor Technology, Inc. 7.75% 5/15/13 (e)	185,000	186,388
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	55,000	57,200
		400,388
TOTAL INFORMATION TECHNOLOGY		3,396,877
MATERIALS - 1.0%
Chemicals - 0.2%
Avecia Group PLC 11% 7/1/09	145,000	126,150
Berry Plastics Corp. 10.75% 7/15/12	410,000	457,150
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	60,000	56,400
10.125% 9/1/08	55,000	54,450
10.625% 5/1/11 (e)	50,000	49,250
Geon Co. 6.875% 12/15/05	100,000	90,000
Huntsman ICI Chemicals LLC 10.125% 7/1/09	70,000	65,800
Huntsman International LLC:
9.875% 3/1/09	45,000	47,475
9.875% 3/1/09 (e)	140,000	147,700
Millennium America, Inc.:
9.25% 6/15/08	340,000	350,200
9.25% 6/15/08 (e)	70,000	72,100
PolyOne Corp. 10.625% 5/15/10	60,000	50,700
Solutia, Inc.:
6.72% 10/15/37	295,000	268,450
7.375% 10/15/27	65,000	40,950
11.25% 7/15/09	115,000	110,400
Union Carbide Corp. 6.79% 6/1/25 (h)	295,000	269,925
		2,257,100
Construction Materials - 0.0%
Texas Industries, Inc. 10.25% 6/15/11 (e)	340,000	370,600
Containers & Packaging - 0.3%
Anchor Glass Container Corp. 11% 2/15/13	305,000	343,888
BWAY Corp. 10% 10/15/10 (e)	80,000	86,400
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Graphic Packaging International, Inc.:
8.5% 8/15/11 (e)	$ 100,000	$ 109,000
9.5% 8/15/13 (e)	100,000	110,000
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	115,000	122,475
Owens-Illinois, Inc.:
7.15% 5/15/05	160,000	163,200
7.35% 5/15/08	65,000	62,075
7.5% 5/15/10	145,000	139,563
7.8% 5/15/18	445,000	400,500
8.1% 5/15/07	270,000	279,450
Sealed Air Corp.:
5.625% 7/15/13 (e)	105,000	106,366
6.875% 7/15/33 (e)	220,000	225,185
Silgan Holdings, Inc. 9% 6/1/09	171,000	176,985
		2,325,087
Metals & Mining - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	260,000	281,620
CSN Islands VII Corp. 10.75% 9/12/08 (e)	180,000	182,025
Falconbridge Ltd. yankee 7.35% 6/5/12	600,000	685,019
Peabody Energy Corp. 6.875% 3/15/13	190,000	198,550
Phelps Dodge Corp. 9.5% 6/1/31	105,000	134,400
Steel Dynamics, Inc. 9.5% 3/15/09	130,000	139,425
		1,621,039
Paper & Forest Products - 0.3%
Boise Cascade Corp.:
7.5% 2/1/08	135,000	146,229
7.68% 3/29/06	830,000	895,984
Buckeye Technologies, Inc. 8.5% 10/1/13 (e)	100,000	103,500
Domtar, Inc. yankee 7.875% 10/15/11	300,000	357,577
Georgia-Pacific Corp.:
7.5% 5/15/06	250,000	258,750
8.125% 5/15/11	125,000	129,844
8.875% 5/15/31	40,000	40,200
9.625% 3/15/22	100,000	100,500
International Paper Co. 5.85% 10/30/12	320,000	340,595
Millar Western Forest Products Ltd. yankee 9.875% 5/15/08	330,000	344,850
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Norske Skog Canada Ltd. 8.625% 6/15/11	$ 90,000	$ 93,150
Stone Container Corp.:
8.375% 7/1/12	40,000	42,200
9.75% 2/1/11	255,000	279,225
		3,132,604
TOTAL MATERIALS		9,706,430
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
ACC Escrow Corp. 10% 8/1/11 (e)	170,000	182,325
AT&T Broadband Corp. 8.375% 3/15/13	400,000	495,550
AT&T Corp.:
7.8% 11/15/11	360,000	416,102
8.5% 11/15/31	485,000	574,226
France Telecom SA:
9% 3/1/11	750,000	916,138
9.75% 3/1/31	440,000	587,460
MCI Communications Corp.:
6.5% 4/15/10 (c)	215,000	169,850
6.95% 8/15/06 (c)	20,000	15,800
7.75% 3/15/24 (c)	125,000	98,125
7.75% 3/23/25 (c)	215,000	169,850
8.25% 1/20/23 (c)	60,000	46,800
NTL, Inc. 19% 1/1/10	25,000	24,375
Qwest Services Corp.:
13% 12/15/07 (e)	145,000	162,400
13.5% 12/15/10 (e)	260,000	302,900
14% 12/15/14 (e)	308,000	372,680
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	245,000	252,350
9.375% 6/1/08	35,000	36,575
Telefonica Europe BV 7.75% 9/15/10	500,000	601,006
TELUS Corp. yankee 8% 6/1/11	1,375,000	1,605,185
Triton PCS, Inc.:
8.75% 11/15/11	290,000	287,825
9.375% 2/1/11	345,000	349,313
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications:
5.65% 11/1/04	$ 85,000	$ 82,875
6.875% 9/15/33	85,000	74,800
		7,824,510
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 8.75% 3/1/31	550,000	680,261
Crown Castle International Corp.:
9.375% 8/1/11	345,000	367,425
10.75% 8/1/11	85,000	95,200
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	95,000	105,450
Dobson Communications Corp. 8.875% 10/1/13 (e)	70,000	70,875
Nextel Communications, Inc.:
7.375% 8/1/15	115,000	116,150
9.5% 2/1/11	145,000	160,588
Rogers Wireless, Inc. 9.625% 5/1/11	360,000	410,400
SBA Communications Corp. 10.25% 2/1/09	110,000	100,100
		2,106,449
TOTAL TELECOMMUNICATION SERVICES		9,930,959
UTILITIES - 1.7%
Electric Utilities - 0.8%
Allegheny Energy Supply Co. LLC:
10.25% 11/15/07 (e)	144,950	144,950
13% 11/15/07 (e)(h)	20,046	19,645
CMS Energy Corp.:
7.5% 1/15/09	140,000	138,600
7.625% 11/15/04	60,000	60,900
8.5% 4/15/11	130,000	132,600
8.9% 7/15/08	60,000	62,250
9.875% 10/15/07	110,000	117,700
Dominion Resources, Inc. 6.25% 6/30/12	270,000	294,839
Duke Capital Corp. 6.75% 2/15/32	690,000	661,111
FirstEnergy Corp. 7.375% 11/15/31	1,205,000	1,233,522
Illinois Power Co.:
7.5% 6/15/09	580,000	614,800
11.5% 12/15/10	430,000	511,700
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	$ 315,000	$ 326,323
5.875% 10/1/12	345,000	364,851
Midland Funding Corp. II 11.75% 7/23/05	178,706	191,216
Monongahela Power Co. 5% 10/1/06	375,000	375,938
Nevada Power Co.:
9% 8/15/13 (e)	205,000	211,150
10.875% 10/15/09	250,000	268,750
Pacific Gas & Electric Co.:
8.25% 11/1/22	340,000	346,800
10% 11/1/05 (e)(h)	410,000	414,100
PG&E Corp. 6.875% 7/15/08 (e)	120,000	126,000
Public Service Co. of Colorado 7.875% 10/1/12	455,000	555,133
TECO Energy, Inc. 7% 5/1/12	475,000	457,781
		7,630,659
Gas Utilities - 0.3%
Dynegy Holdings, Inc.:
9.875% 7/15/10 (e)	100,000	105,000
10.125% 7/15/13 (e)	40,000	42,400
El Paso Energy Corp.:
6.75% 5/15/09	105,000	87,675
6.95% 12/15/07	125,000	109,375
7.375% 12/15/12	15,000	12,263
7.8% 8/1/31	90,000	67,050
8.05% 10/15/30	495,000	374,963
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (e)	610,000	713,700
Sonat, Inc.:
6.625% 2/1/08	250,000	203,438
6.75% 10/1/07	180,000	149,850
6.875% 6/1/05	450,000	428,063
7.625% 7/15/11	200,000	165,000
Southern Star Central Corp. 8.5% 8/1/10 (e)	180,000	192,600
Tennessee Gas Pipeline Co. 7.625% 4/1/37	290,000	263,900
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	220,000	218,900
		3,134,177
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.6%
AES Corp.:
8.375% 8/15/07	$ 65,000	$ 62,725
8.5% 11/1/07	164,000	158,260
8.75% 6/15/08	130,000	128,700
8.75% 5/15/13 (e)	320,000	336,000
8.875% 2/15/11	149,000	146,206
9% 5/15/15 (e)	320,000	336,800
9.375% 9/15/10	34,000	34,383
9.5% 6/1/09	76,000	77,805
10% 12/12/05 (e)	130,000	133,900
Constellation Energy Group, Inc. 6.35% 4/1/07	660,000	726,785
Duke Energy Corp. 4.2% 10/1/08	305,000	309,365
El Paso Corp.:
7% 5/15/11	60,000	49,500
7.875% 6/15/12	75,000	63,000
Reliant Resources, Inc.:
9.25% 7/15/10 (e)	75,000	68,250
9.5% 7/15/13 (e)	55,000	49,500
Western Resources, Inc. 9.75% 5/1/07	305,000	345,031
Williams Companies, Inc.:
6.5% 8/1/06	450,000	452,250
6.75% 1/15/06	300,000	297,000
7.125% 9/1/11	985,000	972,688
7.5% 1/15/31	350,000	311,500
7.875% 9/1/21	445,000	421,638
8.625% 6/1/10	200,000	212,000
		5,693,286
TOTAL UTILITIES		16,458,122
TOTAL NONCONVERTIBLE BONDS		124,159,859
TOTAL CORPORATE BONDS (Cost $115,720,898)		124,259,904
U.S. Government and Government Agency Obligations - 11.4%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 3.5%
Fannie Mae:
4% 9/2/08	$ 800,000	$ 814,952
6.25% 2/1/11	9,205,000	10,344,487
Freddie Mac:
2.875% 9/15/05	2,960,000	3,030,788
4.5% 7/15/13	3,500,000	3,534,381
5.25% 11/5/12	3,200,000	3,273,898
5.625% 3/15/11	3,125,000	3,455,075
5.875% 3/21/11	4,995,000	5,493,856
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	2,134,856	2,344,670
Private Export Funding Corp. secured 6.86% 4/30/04	136,500	140,779
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	1,000,000	1,097,363
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		33,530,249
U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	2,330,789	2,808,600
U.S. Treasury Inflation-Indexed Notes 1.875% 7/15/13	1,501,875	1,493,896
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		4,302,496
U.S. Treasury Obligations - 7.5%
U.S. Treasury Bills, yield at date of purchase 0.87% 10/2/03 (g)	650,000	649,986
U.S. Treasury Bonds 7.875% 2/15/21	12,085,000	16,513,488
U.S. Treasury Notes:
4.375% 5/15/07	5,000,000	5,367,580
4.875% 2/15/12	42,000,000	45,453,509
6.5% 2/15/10	4,400,000	5,221,392
TOTAL U.S. TREASURY OBLIGATIONS		73,205,955
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $109,557,230)		111,038,700
U.S. Government Agency - Mortgage Securities - 10.8%
	Principal Amount	Value (Note 1)
Fannie Mae - 9.4%
4% 10/1/18 (f)	$ 12,750,000	$ 12,554,766
4.5% 3/1/33 to 8/1/33	10,036,492	9,721,267
5% 7/1/18	10,074,383	10,331,752
5.5% 12/1/13 to 9/1/33	15,844,471	16,299,999
6% 4/1/09 to 12/1/24	2,745,746	2,858,367
6.5% 5/1/13 to 9/1/33	25,152,094	26,272,718
6.5% 10/20/18 (f)	2,739,482	2,890,154
7% 10/1/18 (f)	1,250,000	1,330,078
7% 12/1/25 to 8/1/32	6,683,589	7,080,445
7.5% 10/1/09 to 11/1/31	2,277,783	2,432,845
11.5% 11/1/15	83,280	95,638
TOTAL FANNIE MAE		91,868,029
Freddie Mac - 0.7%
5% 10/1/33 (f)	6,500,000	6,487,813
7.5% 8/1/28 to 8/1/31	304,501	326,003
8.5% 3/1/22 to 5/1/22	6,098	6,646
12% 11/1/19	32,851	37,439
TOTAL FREDDIE MAC		6,857,901
Government National Mortgage Association - 0.7%
6.5% 11/15/08 to 3/15/29	3,684,536	3,891,704
7% 3/15/28 to 4/15/32	987,974	1,052,279
7.5% 5/15/22 to 8/15/28	922,635	992,342
8.5% 8/15/29 to 11/15/29	578,887	627,483
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		6,563,808
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $103,418,777)		105,289,738
Asset-Backed Securities - 2.6%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	605,000	604,819
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 1.59% 11/6/09 (h)	300,000	300,750
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
AmeriCredit Automobile Receivables Trust: - continued
Series 2003-BX:
Class A4A, 2.72% 1/6/10	$ 270,000	$ 269,460
Class A4B, 1.5% 1/6/10 (h)	200,000	200,000
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M2, 2.42% 9/25/32 (h)	105,000	104,509
Series 2003-3 Class M1, 1.92% 3/25/33 (h)	330,000	330,722
Amortizing Residential Collateral Trust:
Series 2002-BC3N Class B2, 7% 6/25/32 (e)	60,660	60,089
Series 2002-BC6 Class A2, 1.47% 8/25/32 (h)	1,327,491	1,323,344
Series 2002-BC7 Class M1, 1.92% 10/25/32 (h)	1,790,000	1,772,662
Argent Securities, Inc. Series 2003-W3 Class M2, 2.92% 9/25/33 (h)	3,000,000	3,000,000
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE2:
Class A2, 1.5% 4/15/33 (h)	623,671	622,600
Class M1, 2.02% 4/15/33 (h)	390,000	390,000
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	640,000	666,918
Capital One Auto Finance Trust Series 2003-A Class A4B, 1.4% 1/15/10 (h)	580,000	579,826
Capital One Master Trust:
Series 2002-3A Class B, 4.55% 2/15/08	1,800,000	1,859,293
Series 2002-4 Class A, 4.9% 3/15/10	510,000	545,481
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.8% 7/15/08 (h)	690,000	692,153
Series 2003-2B Class B2, 3.5% 2/17/09	360,000	361,350
Series 2003-B1 Class B1, 2.29% 2/17/09 (h)	685,000	692,706
CDC Mortgage Capital Trust Series 2003-HE2:
Class M1, 1.92% 6/25/33 (h)	45,000	45,194
Class M2, 3.02% 6/25/33 (h)	159,998	160,995
CDC Mortgage Capital, Inc. NIMS Trust Series 2002-HE2N Class NOTE, 10% 1/25/33 (e)	118,246	118,435
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 1.55% 5/25/33 (h)	992,065	993,081
CS First Boston Mortgage Securities Corp. NIMS Trust:
Series 2002-H1N Class A, 8% 8/27/32 (e)	42,927	42,498
Series 2002-H4N Class A, 8% 8/27/32 (e)	242,310	239,887
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	405,000	417,150
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (e)	110,063	110,307
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Home Equity Asset Trust Series 2003-4:
Class M1, 1.92% 10/25/33 (h)	$ 215,000	$ 214,477
Class M2, 3.02% 10/25/33 (h)	255,000	255,000
Home Equity Asset Trust NIMS Trust:
Series 2002-3N Class A, 8% 3/25/33 (e)	194,216	190,331
Series 2003-2N Class A, 8% 9/27/33 (e)	163,003	159,580
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class A, 5.5% 1/18/11	550,000	593,033
Series 2002-3 Class B, 2.37% 9/15/09 (h)	400,000	400,252
Long Beach Asset Holdings Corp. NIMS Trust Series 2002-1 Class N1, 9.05% 5/25/32 (e)	77,256	75,518
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.87% 7/25/33 (h)	470,000	470,000
Class M2, 2.97% 7/25/33 (h)	240,000	240,300
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.495% 10/15/08 (h)	500,000	500,587
Series 2001-B2 Class B2, 1.48% 1/15/09 (h)	500,000	501,571
Series 2002-B2 Class B2, 1.5% 10/15/09 (h)	500,000	501,074
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (e)	92,814	92,875
Series 2003-HE1 Class M2, 3.02% 5/25/33 (h)	300,000	303,434
Series 2003-NC6 Class M2, 3.07% 6/27/33 (h)	800,000	806,756
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 2.52% 2/25/32 (h)	375,000	374,087
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (e)	186,330	186,464
Morgan Stanley Dean Witter Capital I, Inc. Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (e)	485,706	485,640
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.55% 1/25/33 (h)	559,456	561,023
Railcar Trust Series 1992-1 Class A, 7.75% 6/1/04	5,403	5,541
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	513,041	511,859
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (e)	412,580	413,557
Sears Credit Account Master Trust II Series 2000-1 Class B, 7.5% 11/15/07	750,000	751,762
TOTAL ASSET-BACKED SECURITIES (Cost $24,940,439)		25,098,950
Collateralized Mortgage Obligations - 0.8%
	Principal Amount	Value (Note 1)
Private Sponsor - 0.2%
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 1.9633% 4/15/13 (e)(h)	$ 230,000	$ 224,754
Merrill Lynch Mortgage Investments, Inc. floater Series 2003-A Class 2A1, 1.51% 3/25/28 (h)	859,910	859,266
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 2.57% 6/10/35 (e)(h)	174,320	174,320
Class B4, 2.77% 6/10/35 (e)(h)	154,398	154,398
Class B5, 3.37% 6/10/35 (e)(h)	104,592	104,592
Class B6, 3.87% 6/10/35 (e)(h)	64,747	64,747
TOTAL PRIVATE SPONSOR		1,582,077
U.S. Government Agency - 0.6%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	900,000	963,453
Series 1999-57 Class PH, 6.5% 12/25/29	800,000	856,882
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2002-64 Class PC, 5.5% 12/25/26	450,000	469,269
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2444 Class PF, 6.5% 8/15/27	2,400,000	2,424,473
sequential pay Series 2303 Class VT, 6% 2/15/12	435,310	443,559
Series 2664 Class EZ, 5.5% 8/15/33	408,297	406,261
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.86% 10/16/23 (h)	85,000	93,232
TOTAL U.S. GOVERNMENT AGENCY		5,657,129
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,042,961)		7,239,206
Commercial Mortgage Securities - 3.3%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	713,100	778,198
Series 1997-D5 Class PS1, 1.5168% 2/14/43 (h)(i)	6,791,806	459,508
Banc America Commercial Mortgage, Inc. Series 2003-1 Class XP1, 1.4752% 9/11/36 (e)(h)(i)	12,905,000	470,831
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust floater Series 2003-1 Class A, 1.7% 8/25/33 (e)(h)	$ 630,413	$ 630,413
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	691,633	745,103
Class B, 7.48% 2/1/08	680,000	756,458
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	180,000	208,909
Class F, 7.734% 1/15/32	95,000	107,455
Series 2001-245 Class A2, 6.28% 2/12/16 (e)(h)	220,000	243,539
COMM floater:
Series 2001-FL5A Class A2, 1.67% 11/15/13 (e)(h)	274,725	274,843
Series 2002-FL7 Class A2, 1.47% 11/15/14 (e)(h)	400,000	399,884
Crest Dartmouth Street 2003 1 Ltd./Crest Dartmouth Street 2003 1 Corp. Series 2003-1A Class C, 6.667% 6/28/38 (e)	415,000	409,440
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA Class B, 2.02% 12/15/11 (e)(h)	775,000	773,580
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	645,000	725,252
Series 2003-C4 Class A3, 4.7% 8/15/36 (h)	320,000	327,772
Series 1995-WF1 Class E, 8.3759% 12/21/27 (e)(h)	173,016	173,908
Series 1997-C2 Class D, 7.27% 1/17/35	1,220,000	1,365,113
Series 1998-C1 Class D, 7.17% 5/17/40	205,000	218,912
Series 2003-C3 Class ASP, 1.96321% 5/15/38 (e)(h)(i)	6,860,000	597,211
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,435,000	1,481,638
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CG1 Class A1B, 6.41% 6/10/31	400,000	450,423
Series 1999-CG2:
Class A1A, 6.88% 6/10/32	1,054,509	1,158,896
Class A1B, 7.3% 6/10/32	220,000	257,504
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (e)	1,000,000	1,116,585
Class C1, 7.52% 5/15/06 (e)	700,000	783,266
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C 6.944% 6/15/31	400,000	456,034
General Motors Pension Trust floater Series 1999-C1A Class A, 1.52% 8/15/09 (e)(h)	280,000	279,528
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-26 Class C, 6.0208% 2/16/24 (h)	550,000	603,883
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	$ 585,000	$ 586,781
Series 2003-47 Class XA, 0.2917% 6/16/43 (h)(i)	2,058,813	148,622
Series 2003-87 Class C, 5.3162% 9/16/32	1,000,000	1,056,875
GMAC Commercial Mortgage Securities, Inc. Series 2001-WTCA Class A2, 1.49% 9/9/15 (e)(h)	735,000	719,381
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB 5.857% 11/11/19 (e)	505,000	514,942
Series 2003-C1 Class XP, 2.2434% 7/5/35 (e)(h)(i)	3,495,000	351,684
GS Mortgage Securities Corp. II:
sequential pay Series 1998-GLII Class A2, 6.562% 4/13/31	100,000	111,327
Series 1998-GLII Class E, 6.9701% 4/13/31 (h)	350,000	357,193
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	1,100,000	1,236,090
Series 1999-C7 Class A2, 6.507% 10/15/35	310,000	350,678
KSL Resorts Series 2003-1A:
Class A, 1.67% 5/15/13 (e)(h)	200,000	200,000
Class B, 1.82% 5/15/13 (e)(h)	75,000	75,000
Class K, 3.77% 5/15/13 (e)(h)	225,000	225,000
Class L, 3.97% 5/15/13 (e)(h)	225,000	225,000
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class B, 6.59% 2/18/30	300,000	336,032
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20	1,568,602	1,713,529
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	1,004,308
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (e)	600,000	535,477
LTC Commercial Mortgage pass thru certificates sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (e)	488,284	490,725
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	150,000	167,697
Series 1999-RM1 Class E, 7.0164% 12/15/31 (h)	824,000	934,337
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5791% 3/12/35 (e)(h)(i)	3,620,000	277,158
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	435,000	493,116
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	4,411	4,411
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (e)	$ 1,150,000	$ 1,285,914
Series 1:
Class D2, 6.992% 11/15/07 (e)	1,100,000	1,222,271
Class E2, 7.224% 11/15/07 (e)	660,000	724,946
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (e)	490,000	521,446
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,859,678)		32,124,026
Municipal Securities - 0.1%

Illinois Gen. Oblig.:
3.3% 6/1/10	70,000	67,794
3.55% 6/1/11	55,000	53,237
3.75% 6/1/12	180,000	173,655
5.1% 6/1/33	1,110,000	1,033,055
TOTAL MUNICIPAL SECURITIES (Cost $1,414,458)		1,327,741
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic:
5.5% 1/15/13	570,000	592,800
6.875% 4/28/09	300,000	345,000
7.125% 1/11/12	595,000	685,738
State of Israel 4.625% 6/15/13	510,000	492,469
United Mexican States:
7.5% 4/8/33	350,000	365,750
8% 9/24/22	800,000	882,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,132,831)		3,363,757
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $415,509)	420,000	466,385
Money Market Funds - 35.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.12% (b)	205,835,123	$ 205,835,123
Fidelity Money Market Central Fund, 1.17% (b)	135,550,134	135,550,134
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	4,563,600	4,563,600
TOTAL MONEY MARKET FUNDS (Cost $345,948,857)		345,948,857
Cash Equivalents - 2.7%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.96%, dated 9/30/03 due 10/1/03) (Cost $26,137,000)	$ 26,137,696	26,137,000
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $961,238,313)		1,001,152,213
NET OTHER ASSETS - (3.1)%		(30,170,493)
NET ASSETS - 100%		$ 970,981,720
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
38 S&P 500 Index Contracts	Dec. 2003	$ 9,443,950	$ (305,164)
The face value of futures purchased as a percentage of net assets - 1.0%
Swap Agreements
		Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07, and pay quarterly notional amount multiplied by 1.37%	June 2007	$ 400,000	$ (8,570)
Swap Agreements - continued
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.39024% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2006	$ 400,000	$ 1,686
		$ 800,000	$ (6,884)
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $35,895,212 or 3.7% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $649,986.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,519,893,183 and $1,556,153,163, respectively, of which long-term U.S. government and government agency obligations aggregated $830,510,653 and $798,350,087, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $75,923 for the period.
Income Tax Information
At September 30, 2003, the fund had a capital loss carryforward of approximately $44,242,000 all of which will expire on September 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003

Assets
Investment in securities, at value (including securities loaned of $4,248,160 and repurchase agreements of $26,137,000) (cost $961,238,313) - See accompanying schedule		$ 1,001,152,213
Cash		149,775
Receivable for investments sold		6,058,374
Receivable for fund shares sold		2,448,333
Dividends receivable		72,909
Interest receivable		4,433,394
Other receivables		830
Total assets		1,014,315,828

Liabilities
Payable for investments purchased Regular delivery	$ 11,775,819
Delayed delivery	23,244,166
Payable for fund shares redeemed	3,163,299
Unrealized loss on swap agreements	6,884
Accrued management fee	344,642
Payable for daily variation on futures contracts	95,950
Other payables and accrued expenses	139,748
Collateral on securities loaned, at value	4,563,600
Total liabilities		43,334,108

Net Assets		$ 970,981,720
Net Assets consist of:
Paid in capital		$ 980,652,721
Undistributed net investment income		3,988,666
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,261,519)
Net unrealized appreciation (depreciation) on investments		39,601,852
Net Assets, for 82,300,519 shares outstanding		$ 970,981,720
Net Asset Value, offering price and redemption price per share ($970,981,720÷ 82,300,519 shares)		$ 11.80

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2003

Investment Income
Dividends		$ 1,579,964
Interest		26,248,550
Security lending		5,081
Total income		27,833,595

Expenses
Management fee	$ 3,631,790
Transfer agent fees	1,351,000
Accounting and security lending fees	214,191
Non-interested trustees' compensation	3,468
Custodian fees and expenses	51,562
Registration fees	49,170
Audit	62,943
Legal	3,316
Miscellaneous	7,324
Total expenses before reductions	5,374,764
Expense reductions	(255,466)	5,119,298
Net investment income (loss)		22,714,297
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	7,955,899
Foreign currency transactions	11,637
Futures contracts	871,966
Swap agreements	26,409
Total net realized gain (loss)		8,865,911
Change in net unrealized appreciation (depreciation) on: Investment securities	75,620,415
Futures contracts	3,815,147
Swap agreements	(6,884)
Total change in net unrealized appreciation (depreciation)		79,428,678
Net gain (loss)		88,294,589
Net increase (decrease) in net assets resulting from operations		$ 111,008,886

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2003	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,714,297	$ 35,207,476
Net realized gain (loss)	8,865,911	3,132,666
Change in net unrealized appreciation (depreciation)	79,428,678	(45,229,399)
Net increase (decrease) in net assets resulting from operations	111,008,886	(6,889,257)
Distributions to shareholders from net investment income	(22,996,373)	(34,805,397)
Share transactions Net proceeds from sales of shares	389,004,811	223,469,769
Reinvestment of distributions	21,756,870	33,022,254
Cost of shares redeemed	(376,917,775)	(282,028,465)
Net increase (decrease) in net assets resulting from share transactions	33,843,906	(25,536,442)
Total increase (decrease) in net assets	121,856,419	(67,231,096)

Net Assets
Beginning of period	849,125,301	916,356,397
End of period (including undistributed net investment income of $3,988,666 and undistributed net investment income of $4,202,699, respectively)	$ 970,981,720	$ 849,125,301
Other Information Shares
Sold	34,314,510	20,084,529
Issued in reinvestment of distributions	1,963,500	2,968,552
Redeemed	(33,996,047)	(25,332,214)
Net increase (decrease)	2,281,963	(2,279,133)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 11.13	$ 12.24	$ 12.15	$ 12.45
Income from Investment Operations
Net investment income (loss) B	.30	.43	.59	.65	.58
Net realized and unrealized gain (loss)	1.19	(.52)	(.87)	.30	.22
Total from investment operations	1.49	(.09)	(.28)	.95	.80
Distributions from net investment income	(.30)	(.43)	(.61)	(.65)	(.57)
Distributions from net realized gain	-	-	(.22)	(.21)	(.53)
Total distributions	(.30)	(.43)	(.83)	(.86)	(1.10)
Net asset value, end of period	$ 11.80	$ 10.61	$ 11.13	$ 12.24	$ 12.15
Total Return A	14.26%	(.92)%	(2.40)%	8.10%	6.65%
Ratios to Average Net Assets C
Expenses before expense reductions	.64%	.64%	.64%	.65%	.69%
Expenses net of voluntary waivers, if any	.64%	.64%	.64%	.65%	.69%
Expenses net of all reductions	.61%	.63%	.62%	.62%	.67%
Net investment income (loss)	2.69%	3.90%	5.10%	5.36%	4.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 970,982	$ 849,125	$ 916,356	$ 818,427	$ 902,755
Portfolio turnover rate	276%	164%	164%	140%	121%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2003

1. Significant Accounting Policies.

Fidelity Asset Manager: Income (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

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Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, partnerships, non-taxable dividends, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 47,729,905
Unrealized depreciation	(8,521,330)
Net unrealized appreciation (depreciation)	39,208,575
Undistributed ordinary income	3,167,883
Capital loss carryforward	(44,241,985)

Cost for federal income tax purposes	$ 961,943,638

The tax character of distributions paid was as follows:

	September 30, 2003	September 30, 2002
Ordinary Income	$ 22,996,373	$ 34,805,397

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

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2. Operating Policies - continued

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Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Notes to Financial Statements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap.

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2. Operating Policies - continued

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Swap Agreements - continued

The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Notes to Financial Statements - continued

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

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4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .16% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,388,881 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $240,638 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2,520 and $12,308, respectively.

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Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager: Income:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager: Income (the Fund), a fund of Fidelity Charles Street Trust, including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager: Income as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 14, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 281 funds advised by FMR or an affiliate. Mr. McCoy oversees 283 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Asset Manager: Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Charles Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Charles Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2001

Vice President of Asset Manager: Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Asset Manager: Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Asset Manager: Income. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2002). (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2000) (2003) and a Vice President of FMR (1998). (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Richard C. Habermann (63)

Year of Election or Appointment: 1996

Vice President of Asset Manager: Income. Mr. Habermann is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann managed a variety of Fidelity funds.

Robert Bertelson (43)
Year of Election or Appointment: 2002 Vice President of Asset Manager: Income. Prior to assuming his current responsibilities, Mr. Bertelson managed a variety of Fidelity funds.
Jeffrey Moore (37)
Year of Election or Appointment: 2002 Vice President of Asset Manager: Income. Prior to assuming his current responsibilities, Mr. Moore served as a fixed-income analyst and portfolio manager.
John Todd (54)

Year of Election or Appointment: 1996

Vice President of Asset Manager: Income. Mr. Todd is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Todd managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Asset Manager: Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Asset Manager: Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Asset Manager: Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Asset Manager: Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Asset Manager: Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1992 Assistant Treasurer of Asset Manager: Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Asset Manager: Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Asset Manager: Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Asset Manager: Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 8.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 6% of the dividends distributed during the fiscal year as qualifying for the dividend-received deduction for corporate shareholders.

The fund designates 7% of the dividends distributed from February through September of 2003, as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment

Advisors

Fidelity International Investment

Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AMI-UANN-1103
1.792131.100

Spartan®

Investment Grade Bond

Fund

Annual Report

September 30, 2003

(2_fidelity_logos)(Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Annual Report

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan® Inv. Grade Bond Fund	7.13%	6.72%	6.53%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Investment Grade Bond Fund on September 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Aggregate Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Kevin Grant, Portfolio Manager of Spartan® Investment Grade Bond Fund

Investment-grade bonds had positive returns for the year ending September 30, 2003, buoyed by continued low inflation and generally favorable interest rate conditions. The Lehman Brothers® Aggregate Bond Index returned 5.41%. An accommodative Federal Reserve Board spurred bonds by lowering short-term rates twice, dropping the fed funds target rate to a 45-year low. Treasuries benefited at various times in the past year as investors sought the highest-quality bonds. However, returns suffered during the summer when long-term interest rates spiked higher due to signs of firming economic activity and waning prospects for additional Fed easing. For the year overall, the Lehman Brothers U.S. Treasury Index rose 3.26%. Strong demand for yield in the market helped all spread sectors outpace Treasuries, with the Lehman Brothers Credit Bond, U.S. Agency and Mortgage-Backed Securities indexes gaining 10.47%, 4.07% and 3.50%, respectively. It was a banner year for corporates, which roared back from depressed levels on improved credit conditions and positive economic/profit trends. Agencies, hindered by increased regulatory scrutiny, and mortgages, hurt by faster-than-expected prepayments, still bested Treasuries.

Spartan Investment Grade Bond Fund gained 7.13% for the year ending September 30, 2003, outpacing the Lehman Brothers Aggregate Bond Index and the LipperSM Intermediate Investment Grade Debt Funds Average, which returned 5.41% and 5.97%, respectively. It was an ideal time to be in riskier assets, and the fund was rewarded for overweighting corporate bonds, which rebounded sharply from last fall's depressed levels amid improved credit conditions. Security selection and timely trading in corporates further aided performance, particularly among BBB-rated issues that had big recoveries. Another plus was avoiding most major rating downgrades that hampered the index and peer average. That said, we did have a few holdings that faltered, but they were very small positions. Complementing our overweighting in corporates was our continued underweighting in government bonds, most notably Treasuries, which, despite posting positive returns, trailed the overall market by a sizable margin. As a result, we captured the massive performance disparity between the segments, with results benefiting not only from the high coupon income received during the period, but also from the capital appreciation on our investments. Elsewhere, while the mortgage sector struggled against a backdrop of increased volatility and record refinancing activity, the fund did well by generally owning the right bonds.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of September 30, 2003*	As of March 31, 2003**
U.S. Government and U.S. Government Agency Obligations 61.5%	U.S. Government and U.S. Government Agency Obligations 58.4%
AAA 7.5%	AAA 7.2%
AA 4.0%	AA 3.8%
A 15.1%	A 15.3%
BBB 16.5%	BBB 14.2%
BB and Below 2.0%	BB and Below 2.2%
Not Rated 0.8%	Not Rated 0.2%
Short-Term Investments and Net Other Assets(dagger) (7.4)%	Short-Term Investments and Net Other Assets(dagger) (1.3)%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of September 30, 2003
6 months ago
Years	5.6	4.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of September 30, 2003
6 months ago
Years	4.5	3.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of September 30, 2003*		As of March 31, 2003**
	Corporate Bonds 29.1%		Corporate Bonds 30.4%
	U.S. Government and U.S. Government Agency Obligations 61.5%		U.S. Government and U.S. Government Agency Obligations 58.4%
	Asset-Backed Securities 10.6%		Asset-Backed Securities 8.2%
	CMOs and Other Mortgage Related Securities 4.3%		CMOs and Other Mortgage Related Securities 3.0%
	Municipal Bonds 0.5%		Municipal Bonds 0.0%
	Other Investments 1.4%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets(dagger) (7.4)%		Short-Term Investments and Net Other Assets(dagger) (1.3)%
* Foreign investments	7.9%	** Foreign investments	7.1%
* Futures and Swaps	0.4%	** Futures and Swaps	(0.4)%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments September 30, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.2%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 4.0%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
3.4% 12/15/04	$ 7,100	$ 7,169
4.05% 6/4/08	3,675	3,638
4.75% 1/15/08	6,725	6,879
		17,686
Automobiles - 0.3%
General Motors Corp.:
8.25% 7/15/23	3,435	3,592
8.375% 7/15/33	4,220	4,412
		8,004
Media - 3.1%
AOL Time Warner, Inc.:
6.875% 5/1/12	4,185	4,696
7.625% 4/15/31	2,420	2,751
7.7% 5/1/32	5,000	5,740
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	7,750	9,195
Clear Channel Communications, Inc.:
5.75% 1/15/13	1,400	1,486
7.875% 6/15/05	2,725	2,992
Continental Cablevision, Inc.:
8.3% 5/15/06	1,775	2,007
9% 9/1/08	1,500	1,830
Cox Communications, Inc.:
3.875% 10/1/08	2,000	2,028
4.625% 6/1/13	4,800	4,660
7.125% 10/1/12	2,105	2,431
7.75% 11/1/10	6,900	8,241
Liberty Media Corp. 5.7% 5/15/13	3,900	3,894
News America Holdings, Inc.:
7.75% 1/20/24	10,000	11,672
8% 10/17/16	6,000	7,456
TCI Communications, Inc. 9.8% 2/1/12	4,400	5,807
Time Warner Entertainment Co. LP:
8.875% 10/1/12	750	958
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Entertainment Co. LP: - continued
10.15% 5/1/12	$ 500	$ 674
Walt Disney Co. 5.375% 6/1/07	4,100	4,418
		82,936
TOTAL CONSUMER DISCRETIONARY		108,626
CONSUMER STAPLES - 0.2%
Food Products - 0.1%
Kraft Foods, Inc. 5.25% 6/1/07	2,140	2,294
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	3,600	3,770
TOTAL CONSUMER STAPLES		6,064
ENERGY - 0.4%
Oil & Gas - 0.4%
Duke Energy Field Services LLC 7.875% 8/16/10	6,000	7,169
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	3,000	3,386
		10,555
FINANCIALS - 15.1%
Capital Markets - 2.2%
Amvescap PLC:
5.9% 1/15/07	2,940	3,203
yankee 6.6% 5/15/05	7,750	8,303
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	2,700	2,687
4.25% 9/4/12 (d)	3,185	3,293
Bear Stearns Companies, Inc. 4% 1/31/08	2,900	2,988
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	4,300	4,698
6.5% 1/15/12	1,370	1,538
Goldman Sachs Group, Inc.:
5.7% 9/1/12	4,100	4,386
6.6% 1/15/12	9,250	10,469
Lehman Brothers Holdings, Inc. 4% 1/22/08	3,400	3,500
Merita Bank Ltd. yankee 6.5% 1/15/06	3,000	3,280
Merrill Lynch & Co., Inc.:
3.7% 4/21/08	900	913
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.: - continued
4% 11/15/07	$ 5,160	$ 5,338
Morgan Stanley 6.6% 4/1/12	4,825	5,446
		60,042
Commercial Banks - 0.9%
Bank of America Corp. 6.25% 4/15/12	3,920	4,386
Fleet Financial Group, Inc. 7.125% 4/15/06	260	290
FleetBoston Financial Corp. 7.25% 9/15/05	3,530	3,897
Korea Development Bank:
5.75% 9/10/13	4,240	4,480
7.375% 9/17/04	3,060	3,224
Popular North America, Inc. 6.125% 10/15/06	5,570	6,185
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,200	2,647
		25,109
Consumer Finance - 4.4%
American General Finance Corp.:
2.75% 6/15/08	305	295
4.5% 11/15/07	7,300	7,680
5.875% 7/14/06	11,260	12,303
Capital One Bank:
4.875% 5/15/08	4,370	4,527
6.5% 6/13/13	4,660	4,769
6.65% 3/15/04	400	408
Ford Motor Credit Co.:
5.8% 1/12/09	1,590	1,603
6.5% 1/25/07	8,140	8,602
7.375% 10/28/09	10,880	11,597
General Electric Capital Corp.:
6% 6/15/12	2,500	2,740
6.125% 2/22/11	14,500	16,098
General Motors Acceptance Corp.:
6.125% 2/1/07	655	693
6.125% 8/28/07	655	693
6.38% 1/30/04	4,720	4,793
6.875% 9/15/11	8,375	8,693
Household Finance Corp.:
6.375% 10/15/11	9,910	11,018
6.375% 11/27/12	3,370	3,739
6.75% 5/15/11	5,160	5,885
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.: - continued
7% 5/15/12	$ 2,045	$ 2,360
MBNA America Bank NA 6.625% 6/15/12	4,320	4,815
MBNA Corp. 7.5% 3/15/12	5,360	6,260
		119,571
Diversified Financial Services - 4.4%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	2,255	2,494
ASIF Global Financing XVIII 3.85% 11/26/07 (a)	135	138
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	3,355	3,389
5.125% 10/1/13 (a)	2,120	2,108
CIT Group, Inc. 7.75% 4/2/12	2,800	3,323
Citigroup, Inc. 7.25% 10/1/10	8,100	9,594
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,460	1,477
Deutsche Telekom International Finance BV:
5.25% 7/22/13	3,270	3,305
8.25% 6/15/05	2,890	3,183
8.5% 6/15/10	5,165	6,318
8.75% 6/15/30	1,795	2,277
Devon Financing Corp. U.L.C. 7.875% 9/30/31	3,400	4,163
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	1,850	1,975
NiSource Finance Corp. 7.875% 11/15/10	7,795	9,293
Pemex Project Funding Master Trust:
6.125% 8/15/08	4,000	4,240
7.375% 12/15/14	14,500	15,588
Petronas Capital Ltd. 7% 5/22/12 (a)	18,165	20,782
Sprint Capital Corp.:
6.125% 11/15/08	4,100	4,426
7.125% 1/30/06	2,800	3,075
Verizon Global Funding Corp.:
6.125% 6/15/07	2,350	2,605
7.25% 12/1/10	5,530	6,481
7.375% 9/1/12	4,725	5,572
Verizon Wireless Capital LLC 5.375% 12/15/06	1,900	2,054
		117,860
Insurance - 0.6%
Aegon NV 4.75% 6/1/13	6,900	6,850
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
2.375% 6/1/06	$ 1,465	$ 1,461
4.625% 7/15/13 (a)	1,460	1,428
Prudential Financial, Inc. 3.75% 5/1/08	3,310	3,355
Travelers Property Casualty Corp.:
5% 3/15/13	1,710	1,720
6.375% 3/15/33	2,200	2,339
		17,153
Real Estate - 1.5%
Boston Properties, Inc. 6.25% 1/15/13	5,700	6,184
Camden Property Trust 5.875% 6/1/07	2,665	2,889
CarrAmerica Realty Corp. 5.25% 11/30/07	2,805	2,944
CenterPoint Properties Trust:
5.75% 8/15/09	3,065	3,318
6.75% 4/1/05	1,100	1,171
EOP Operating LP:
6.5% 1/15/04	2,255	2,285
7.75% 11/15/07	1,345	1,564
Gables Realty LP:
5.75% 7/15/07	5,500	5,879
6.8% 3/15/05	765	811
Merry Land & Investment Co., Inc. 7.25% 6/15/05	3,150	3,417
ProLogis 6.7% 4/15/04	970	999
Regency Centers LP 6.75% 1/15/12	5,280	5,922
Vornado Realty Trust 5.625% 6/15/07	1,780	1,899
		39,282
Thrifts & Mortgage Finance - 1.1%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	965	950
5.5% 8/1/06	12,785	13,775
5.625% 5/15/07	3,900	4,231
Washington Mutual Bank 6.875% 6/15/11	3,500	4,011
Washington Mutual, Inc. 5.625% 1/15/07	5,175	5,630
		28,597
TOTAL FINANCIALS		407,614
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.4%
Lockheed Martin Corp. 8.2% 12/1/09	$ 3,000	$ 3,714
Raytheon Co.:
5.5% 11/15/12	1,915	1,993
5.7% 11/1/03	3,400	3,407
6.75% 8/15/07	2,685	3,026
		12,140
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,580	1,656
Industrial Conglomerates - 0.8%
Textron Financial Corp. 2.75% 6/1/06	2,525	2,527
Tyco International Group SA yankee:
6.375% 10/15/11	3,000	3,094
6.75% 2/15/11	14,250	15,034
		20,655
Road & Rail - 0.3%
Norfolk Southern Corp. 7.25% 2/15/31	7,400	8,565
Transportation Infrastructure - 0.2%
Korea Highway Corp. 4.9% 7/1/13 (a)	5,400	5,538
TOTAL INDUSTRIALS		48,554
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.4%
Motorola, Inc.:
6.75% 2/1/06	1,000	1,081
7.625% 11/15/10	1,000	1,140
8% 11/1/11	8,155	9,419
		11,640
IT Services - 0.1%
Electronic Data Systems Corp. 6% 8/1/13 (a)	2,025	1,946
TOTAL INFORMATION TECHNOLOGY		13,586
MATERIALS - 0.6%
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (a)	1,020	1,033
6.875% 7/15/33 (a)	2,140	2,190
		3,223
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.1%
Falconbridge Ltd. yankee 7.35% 6/5/12	$ 2,105	$ 2,403
Paper & Forest Products - 0.4%
Boise Cascade Corp. 7.5% 2/1/08	1,920	2,080
International Paper Co. 5.85% 10/30/12	3,380	3,598
Weyerhaeuser Co.:
5.25% 12/15/09	2,405	2,535
6.125% 3/15/07	1,895	2,080
		10,293
TOTAL MATERIALS		15,919
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.1%
AT&T Corp.:
7% 11/15/06	1,505	1,696
7.8% 11/15/11	1,240	1,433
8.5% 11/15/31	4,835	5,725
British Telecommunications PLC:
8.375% 12/15/10	3,230	3,974
8.875% 12/15/30	1,140	1,495
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (a)	2,300	2,581
Citizens Communications Co. 8.5% 5/15/06	2,245	2,576
France Telecom SA 9% 3/1/11	13,000	15,880
Koninklijke KPN NV yankee 8% 10/1/10	6,200	7,494
TELUS Corp. yankee 7.5% 6/1/07	13,240	14,888
		57,742
Wireless Telecommunication Services - 0.8%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	690	803
8.75% 3/1/31	5,495	6,796
Cingular Wireless LLC:
5.625% 12/15/06	6,800	7,411
7.125% 12/15/31	5,000	5,656
		20,666
TOTAL TELECOMMUNICATION SERVICES		78,408
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - 2.7%
Electric Utilities - 1.6%
Dominion Resources, Inc.:
6.25% 6/30/12	$ 2,450	$ 2,675
8.125% 6/15/10	3,415	4,122
DTE Energy Co. 7.05% 6/1/11	2,665	3,004
Duke Capital Corp. 6.75% 2/15/32	2,070	1,983
FirstEnergy Corp.:
5.5% 11/15/06	2,920	3,034
6.45% 11/15/11	6,305	6,579
FPL Group Capital, Inc.:
3.25% 4/11/06	1,780	1,814
6.125% 5/15/07	3,090	3,413
Hydro-Quebec yankee 8% 2/1/13	250	318
Illinois Power Co. 7.5% 6/15/09	4,800	5,088
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	2,385	2,471
5.875% 10/1/12	1,595	1,687
Oncor Electric Delivery Co. 6.375% 5/1/12	6,355	7,104
TECO Energy, Inc. 7% 5/1/12	670	646
		43,938
Gas Utilities - 0.5%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,200	1,378
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	5,200	6,084
Texas Eastern Transmission Corp.:
5.25% 7/15/07	1,395	1,492
7.3% 12/1/10	3,435	3,980
		12,934
Multi-Utilities & Unregulated Power - 0.6%
Constellation Energy Group, Inc.:
6.35% 4/1/07	4,790	5,275
7% 4/1/12	3,105	3,540
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.:
7.125% 9/1/11	$ 6,770	$ 6,685
7.5% 1/15/31	910	810
		16,310
TOTAL UTILITIES		73,182
TOTAL NONCONVERTIBLE BONDS (Cost $702,192)		762,508
U.S. Government and Government Agency Obligations - 15.4%

U.S. Government Agency Obligations - 8.7%
Fannie Mae:
4.625% 10/15/13	100,000	101,078
5% 5/14/07	16,700	17,094
5.5% 7/18/12	8,000	8,308
6.125% 3/15/12	15,969	18,139
6.25% 2/1/11	7,220	8,114
6.25% 7/19/11	24,700	25,535
6.625% 11/15/10	6,070	7,100
Financing Corp. - coupon STRIPS 0% 3/26/04	5,606	5,569
Freddie Mac:
4.5% 1/15/13	15,000	15,175
5.25% 11/5/12	2,810	2,875
5.875% 3/21/11	20,425	22,465
6% 5/25/12	5,000	5,121
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		236,573
U.S. Treasury Obligations - 6.7%
U.S. Treasury Bonds:
6.125% 11/15/27	17,300	20,038
6.125% 8/15/29	35,765	41,637
8% 11/15/21	41,000	56,868
9.875% 11/15/15	4,860	7,434
11.25% 2/15/15	1,400	2,300
U.S. Treasury Notes:
4% 11/15/12	13,055	13,210
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
5% 8/15/11	$ 8,010	$ 8,762
6.5% 2/15/10	25,000	29,667
TOTAL U.S. TREASURY OBLIGATIONS		179,916
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $401,609)		416,489
U.S. Government Agency - Mortgage Securities - 43.2%

Fannie Mae - 39.2%
4% 7/1/18 to 8/1/18	9,913	9,768
4% 10/1/18 (b)	110,000	108,316
4.5% 8/1/18 (b)(c)	7,000	7,070
4.5% 10/1/18 (b)	46,710	47,177
4.5% 10/1/33 (b)	52,912	51,292
5% 10/1/18 (b)	101,780	104,420
5% 10/1/33 (b)	130,000	130,163
5.5% 1/1/09 to 9/1/33	43,735	45,160
5.5% 10/1/33 (b)	41,000	41,858
6% 4/1/13 to 9/1/33 (b)	14,968	15,481
6.5% 3/1/12 to 2/1/33	211,532	220,895
6.5% 10/1/18 (b)	31,535	33,269
6.5% 10/20/18 (b)	3,046	3,213
7% 5/1/13 to 9/1/33 (b)	220,275	233,156
7.5% 1/1/26 to 7/1/29	7,200	7,704
9.5% 4/1/17 to 11/1/18	147	164
TOTAL FANNIE MAE		1,059,106
Freddie Mac - 0.0%
8.5% 5/1/25 to 8/1/27	762	826
Government National Mortgage Association - 4.0%
5.5% 4/15/29 to 8/15/33	14,782	15,165
6% 10/15/08 to 7/15/29	2,746	2,870
6.5% 10/15/27 to 8/15/32	6,299	6,622
7% 3/15/23 to 9/15/32	73,330	77,987
7.5% 12/15/05 to 10/15/27	2,574	2,772
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
8% 1/15/30 to 6/15/32	$ 382	$ 413
8.5% 8/15/29 to 8/15/30	471	511
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		106,340
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,152,094)		1,166,272
Asset-Backed Securities - 6.1%

ACE Securities Corp. Series 2003-FM1 Class M2, 2.97% 11/25/32 (d)	1,920	1,916
American Express Credit Account Master Trust Series 1999-2 Class B, 6.1% 12/15/06	2,600	2,678
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE2 Class A2, 1.5% 4/15/33 (d)	6,192	6,182
Capital One Master Trust Series 2001-3A Class A, 5.45% 3/16/09	2,715	2,906
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.8% 7/15/08 (d)	5,185	5,201
Series 2003-2B Class B2, 3.5% 2/17/09	3,750	3,764
Series 2003-A1 Class A1, 1.51% 1/15/09 (d)	18,080	18,199
Series 2003-A4 Class A4, 3.65% 7/15/11	2,949	2,944
Series 2003-B1 Class B1, 2.29% 2/17/09 (d)	7,130	7,210
Series 2003-B4 Class B4, 1.92% 7/15/11 (d)	2,870	2,870
CDC Mortgage Capital Trust Series 2003-HE2:
Class M1, 1.92% 6/25/33 (d)	680	683
Class M2, 3.02% 6/25/33 (d)	1,670	1,680
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	935	963
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 1.8% 11/25/33 (b)(d)	700	700
Class M2, 2.87% 11/25/33 (b)(d)	400	400
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	1,775	1,828
Series 2001-C Class B, 5.54% 12/15/05	3,000	3,086
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.5% 8/25/33 (d)	1,209	1,209
Class M1, 2% 8/25/33 (d)	1,595	1,603
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Home Equity Asset Trust: - continued
Series 2003-4:
Class M1, 1.92% 10/25/33 (d)	$ 2,125	$ 2,120
Class M2, 3.02% 10/25/33 (d)	2,515	2,515
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	1,249	1,224
Series 2003-2N Class A, 8% 9/27/33 (a)	1,725	1,689
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	3,525	3,604
Household Home Equity Loan Trust Series 2002-2 Class A, 1.42% 4/20/32 (d)	6,601	6,600
JCPenney Master Credit Card Trust Series E Class A, 5.5% 6/15/07	13,400	13,474
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 2.97% 7/25/33 (d)	2,545	2,548
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 1.48% 1/15/09 (d)	24,500	24,577
Series 2003-B5 Class B5, 1.49% 2/15/11 (d)	3,625	3,625
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	743	743
Series 2003-HE1 Class M2, 3.02% 6/27/33 (d)	2,910	2,943
Series 2003-NC8 Class M1, 1.82% 9/25/33 (d)	1,330	1,330
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.12% 1/25/32 (d)	2,765	2,790
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	1,876	1,878
Series 2002-OP1N Class NOTE, 9.5% 9/25/32 (a)	397	398
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (a)	1,356	1,358
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	1,735	1,734
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.55% 1/25/33 (d)	5,603	5,618
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	6,300	6,883
Series 2002-4 Class A, 1.25% 8/18/09 (d)	5,500	5,494
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.57% 3/15/11 (d)	4,670	4,670
TOTAL ASSET-BACKED SECURITIES (Cost $162,157)		163,837
Collateralized Mortgage Obligations - 1.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - 0.7%
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 2.67% 7/10/35 (a)(d)	$ 4,882	$ 4,882
Class B4, 2.87% 7/10/35 (a)(d)	3,686	3,686
Class B5, 3.47% 7/10/35 (a)(d)	3,487	3,487
Class B6, 3.97% 7/10/35 (a)(d)	1,594	1,594
Series 2003-CB1:
Class B3, 2.57% 6/10/35 (a)(d)	1,678	1,678
Class B4, 2.77% 6/10/35 (a)(d)	1,504	1,504
Class B5, 3.37% 6/10/35 (a)(d)	1,026	1,026
Class B6, 3.87% 6/10/35 (a)(d)	608	608
TOTAL PRIVATE SPONSOR		18,465
U.S. Government Agency - 1.1%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	6,470	6,714
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	1,066	1,091
sequential pay Series 2001-46 Class A, 6.5% 2/25/29	32	32
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	1,238	1,259
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 1669 Class H, 6.5% 7/15/23	10,000	10,731
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.86% 10/16/23 (d)	745	817
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	4,210	4,150
Series 2003-59 Class D, 3.654% 10/1/27	6,220	5,918
TOTAL U.S. GOVERNMENT AGENCY		30,712
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,576)		49,177
Commercial Mortgage Securities - 2.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.4% 4/14/15 (a)(d)	$ 7,599	$ 7,599
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.28% 2/12/16 (a)(d)	1,950	2,159
COMM floater:
Series 2001-FL5A Class A2, 1.67% 11/15/13 (a)(d)	2,736	2,737
Series 2002-FL7 Class A2, 1.47% 11/15/14 (a)(d)	3,975	3,974
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,259	4,551
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	3,100	3,679
Series 1997-C2 Class D, 7.27% 1/17/35	1,065	1,192
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,230	1,270
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	8,000	9,461
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	1,000	1,117
Class C1, 7.52% 5/15/06 (a)	1,000	1,119
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	2,430	2,527
Series 2003-36 Class C, 4.254% 2/16/31	3,380	3,366
Series 2003-47 Class C, 4.227% 10/16/27	6,085	6,104
Series 2003-59 Class XA, 0.3017% 6/16/34 (d)(f)	30,785	2,380
Series 2003-47 Class XA, 0.2917% 6/16/43 (d)(f)	21,336	1,540
Series 2003-64 Class XA, 0.502% 8/16/43 (d)(f)	36,074	2,229
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 6.9701% 4/13/31 (d)	490	500
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,130	3,172
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	6,400	5,712
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	7,000	7,827
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	3,260	3,469
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $73,987)		77,684
Municipal Securities - 0.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois Gen. Oblig.:
3.3% 6/1/10	$ 675	$ 654
3.55% 6/1/11	540	523
3.75% 6/1/12	1,755	1,693
5.1% 6/1/33	10,880	10,126
TOTAL MUNICIPAL SECURITIES (Cost $13,844)		12,996
Foreign Government and Government Agency Obligations - 1.3%

Bahamian Republic 6.625% 5/15/33 (a)	1,990	2,140
Chilean Republic:
5.5% 1/15/13	3,525	3,666
7.125% 1/11/12	3,915	4,512
New Brunswick Province yankee 7.625% 2/15/13	500	621
State of Israel 4.625% 6/15/13	3,200	3,090
United Mexican States:
4.625% 10/8/08	8,745	8,920
6.375% 1/16/13	5,100	5,381
7.5% 1/14/12	6,400	7,248
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $33,363)		35,578
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $3,037)	3,070	3,409
Commercial Paper - 0.4%

Kraft Foods, Inc. 1.12% 10/27/03 (d) (Cost $10,800)	10,800	10,800
Fixed-Income Funds - 11.3%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $306,000)	3,068,203	305,317
Cash Equivalents - 8.2%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.12%, dated 9/30/03 due 10/1/03) (Cost $220,131)	$ 220,138	$ 220,131
TOTAL INVESTMENT PORTFOLIO - 119.4% (Cost $3,127,790)		3,224,198
NET OTHER ASSETS - (19.4)%		(523,726)
NET ASSETS - 100%		$ 2,700,472
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07, and pay quarterly notional amount multiplied by 1.37%	June 2007	$ 1,780	$ (38)
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.06% 7/25/35	August 2007	980	7
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	5,000	143
TOTAL CREDIT DEFAULT SWAP		7,760	112
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.5664% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2006	5,200	67
TOTAL INTEREST RATE SWAP		5,200	67
		$ 12,960	$ 179
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $117,110,000 or 4.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $8,046,689,000 and $7,845,808,000, respectively, of which long-term U.S. government and government agency obligations aggregated $7,392,777,000 and $7,235,265,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $25,643,000. The weighted average interest rate was 1.38%. Interest earned from the interfund lending program amounted to $6,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $16,528,000. The weighted average interest rate was 1.75%. Interest expense includes $1,000 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Income Tax Information
The fund hereby designates approximately $12,136,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 8.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	September 30, 2003

Assets
Investment in securities, at value (including securities loaned of $13,264 and repurchase agreements of $220,131) (cost $3,127,790) - See accompanying schedule		$ 3,224,198
Commitment to sell securities on a delayed delivery basis	$ (7,070)
Receivable for securities sold on a delayed delivery basis	7,068	(2)
Cash		1,826
Receivable for investments sold Regular delivery		17,735
Delayed delivery		2,639
Receivable for fund shares sold		4,698
Interest receivable		22,529
Unrealized gain on swap agreements		179
Receivable from investment adviser for expense reductions		237
Total assets		3,274,039

Liabilities
Payable for investments purchased Regular delivery	30,371
Delayed delivery	525,289
Payable for fund shares redeemed	2,484
Distributions payable	554
Accrued management fee	1,340
Collateral on securities loaned, at value	13,529
Total liabilities		573,567

Net Assets		$ 2,700,472
Net Assets consist of:
Paid in capital		$ 2,561,263
Undistributed net investment income		945
Accumulated undistributed net realized gain (loss) on investments		41,679
Net unrealized appreciation (depreciation) on investments		96,585
Net Assets, for 247,095 shares outstanding		$ 2,700,472
Net Asset Value, offering price and redemption price per share ($2,700,472÷ 247,095 shares)		$ 10.93

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended September 30, 2003

Investment Income
Interest		$ 114,648
Security lending		128
Total income		114,776

Expenses
Management fee	$ 16,321
Non-interested trustees' compensation	11
Interest	1
Total expenses before reductions	16,333
Expense reductions	(2,728)	13,605
Net investment income (loss)		101,171
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	50,908
Swap agreements	37
Total net realized gain (loss)		50,945
Change in net unrealized appreciation (depreciation) on: Investment securities	28,979
Swap agreements	179
Delayed delivery commitments	145
Total change in net unrealized appreciation (depreciation)		29,303
Net gain (loss)		80,248
Net increase (decrease) in net assets resulting from operations		$ 181,419

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended September 30, 2003	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,171	$ 133,923
Net realized gain (loss)	50,945	58,576
Change in net unrealized appreciation (depreciation)	29,303	(4,208)
Net increase (decrease) in net assets resulting from operations	181,419	188,291
Distributions to shareholders from net investment income	(101,979)	(130,391)
Distributions to shareholders from net realized gain	(48,541)	(15,551)
Total distributions	(150,520)	(145,942)
Share transactions Net proceeds from sales of shares	1,117,122	1,530,222
Reinvestment of distributions	139,864	133,806
Cost of shares redeemed	(1,331,197)	(1,403,212)
Net increase (decrease) in net assets resulting from share transactions	(74,211)	260,816
Total increase (decrease) in net assets	(43,312)	303,165

Net Assets
Beginning of period	2,743,784	2,440,619
End of period (including undistributed net investment income of $945 and undistributed net investment income of $2,706, respectively)	$ 2,700,472	$ 2,743,784
Other Information Shares
Sold	103,241	145,355
Issued in reinvestment of distributions	12,989	12,708
Redeemed	(123,492)	(133,479)
Net increase (decrease)	(7,262)	24,584

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 10.62	$ 10.00	$ 10.01	$ 10.70
Income from Investment Operations
Net investment income (loss) B	.402	.521 D	.618	.640	.620
Net realized and unrealized gain (loss)	.344	.218 D	.634	(.005)	(.610)
Total from investment operations	.746	.739	1.252	.635	.010
Distributions from net investment income	(.406)	(.508)	(.632)	(.645)	(.620)
Distributions from net realized gain	(.200)	(.061)	-	-	(.022)
Distributions in excess of net realized gain	-	-	-	-	(.058)
Total distributions	(.606)	(.569)	(.632)	(.645)	(.700)
Net asset value, end of period	$ 10.93	$ 10.79	$ 10.62	$ 10.00	$ 10.01
Total Return A	7.13%	7.23%	12.89%	6.63%	.10%
Ratios to Average Net Assets C
Expenses before expense reductions	.60%	.60%	.60%	.60%	.60%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.50%	.47%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.47%
Net investment income (loss)	3.72%	4.95% D	6.02%	6.50%	6.04%
Supplemental Data
Net assets, end of period (in millions)	$ 2,700	$ 2,744	$ 2,441	$ 1,835	$ 1,638
Portfolio turnover rate	274%	271%	223%	122%	148%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Investment Grade Bond Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 99,051
Unrealized depreciation	(4,752)
Net unrealized appreciation (depreciation)	94,299
Undistributed ordinary income	20,437
Undistributed long-term capital gain	22,312
Cost for federal income tax purposes	$ 3,129,899

The tax character of distributions paid was as follows:

	September 30, 2003	September 30, 2002
Ordinary Income	$ 138,385	$ 144,667
Long-term Capital Gains	12,135	1,275
Total	$ 150,520	$ 145,942

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Annual Report

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,512 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $2,724.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $4.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Spartan Investment Grade Bond Fund:

We have audited the accompanying statement of assets and liabilities of Spartan Investment Grade Bond Fund (the Fund), a fund of Fidelity Charles Street Trust, including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Investment Grade Bond Fund as of September 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 14, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment:1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Investment Grade Bond. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Charles Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Charles Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of Spartan Investment Grade Bond. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Spartan Investment Grade Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Kevin E. Grant (43)
Year of Election or Appointment: 1997 Vice President of Spartan Investment Grade Bond. He serves as Vice President of other funds advised by FMR.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Spartan Investment Grade Bond. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Spartan Investment Grade Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Spartan Investment Grade Bond. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Investment Grade Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Spartan Investment Grade Bond. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Investment Grade Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Spartan Investment Grade Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Investment Grade Bond. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Spartan Investment Grade Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of Spartan Investment Grade Bond. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SIG-UANN-1103
1.792132.100

Fidelity®

Asset ManagerSM

Annual Report

September 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Annual Report

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® Asset ManagerSM	18.26%	5.28%	7.93%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Asset Manager SM on September 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard and Poor's 500 SM Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Richard Habermann, Portfolio Manager of Fidelity® Asset ManagerSM

After three straight years of declining stock prices in most sectors, equity investors found relief in a decisive rally that began this past spring and continued through most of the 12-month period ending September 30, 2003. Fixed-income securities, which had outperformed stocks during the first half of the period, took a distant back seat to stocks thereafter, as investors grew optimistic about the economy and became less risk averse. Rising corporate profits and the quick end to major combat operations in Iraq further fueled a broad-based rally in equities. The NASDAQ Composite® Index gained 53.15%, while the Standard & Poor's 500SM Index and the Dow Jones Industrial AverageSM rose 24.40% and 24.99%, respectively. Investment-grade bonds also had positive returns, buoyed by continued low inflation and generally favorable interest rate conditions. The Lehman Brothers® Aggregate Bond Index returned 5.41%. Strong demand for yield in the market helped all spread sectors outpace Treasuries. Corporate bonds were standouts, helped by improved credit conditions and positive economic/profit trends.

Fidelity Asset Manager gained 18.26% during the past year, topping the Fidelity Asset Manager Composite Index and the LipperSM Flexible Portfolio Funds Average, which rose 14.47% and 17.28%, respectively. While my asset allocation decisions largely drove the fund's results, security selection also helped. I favored equities as they bounced higher twice - last fall and again in the second half of the period - and underweighted them in early 2003 as stocks retreated. Increasing our emphasis on high-yield securities early in the period further boosted returns as that market rebounded strongly from depressed levels. I trimmed our high-yield weighting during the summer to take profits, which I redeployed into equities. The fund's equity investments slightly outpaced the S&P 500® due to favorable stock and sector selection. Our aggressive positioning in financials contributed, led by concentrated holdings in such capital-markets-sensitive stocks as Merrill Lynch, Morgan Stanley and Citigroup. Conversely, security selection and an overweighting in health care hurt, as drug distributor Cardinal Health declined after lowering its earnings guidance. In fixed-income, we benefited mainly from focusing on beaten-down corporate bonds that staged big recoveries, and our high-yield and investment-grade holdings soundly beat the Lehman Brothers Aggregate Bond Index. The cash portion of the fund topped its benchmark as well.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Stocks as of September 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	3.3	3.5
American International Group, Inc.	2.8	2.5
Clear Channel Communications, Inc.	2.5	2.7
Merck & Co., Inc.	2.5	2.1
Fannie Mae	2.4	2.7
	13.5
Top Five Bond Issuers as of September 30, 2003
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	6.6	8.7
U.S. Treasury Obligations	5.5	2.8
Freddie Mac	1.8	1.2
Government National Mortgage Association	1.1	1.4
Tyco International Group SA	0.5	0.4
	15.5
Top Five Market Sectors as of September 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.6	17.4
Health Care	11.1	10.2
Consumer Discretionary	9.3	10.0
Information Technology	5.8	5.7
Consumer Staples	5.4	4.3
Asset Allocation (% of fund's net assets)
As of September 30, 2003*		As of March 31, 2003 **
	Stock class and Equity Futures 52.5%		Stock class 46.9%
	Bond class 34.9%		Bond class 38.6%
	Short-term class 12.6%		Short-term class 14.5%
* Foreign investments	4.2%	** Foreign investments	4.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Investments September 30, 2003

Showing Percentage of Net Assets

Common Stocks - 48.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 6.2%
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	601,900	$ 14,169
Wendy's International, Inc.	161,800	5,226
		19,395
Media - 3.9%
AOL Time Warner, Inc. (a)	9,223,850	139,372
Clear Channel Communications, Inc.	7,106,291	272,171
McGraw-Hill Companies, Inc.	185,400	11,519
		423,062
Specialty Retail - 2.1%
Home Depot, Inc.	6,681,600	212,809
Limited Brands, Inc.	469,380	7,078
Office Depot, Inc. (a)	130,800	1,838
Staples, Inc. (a)	332,100	7,887
		229,612
Textiles Apparel & Luxury Goods - 0.0%
Arena Brands Holding Corp. Class B	130,444	1,962
TOTAL CONSUMER DISCRETIONARY		674,031
CONSUMER STAPLES - 4.8%
Beverages - 1.4%
PepsiCo, Inc.	1,727,970	79,193
The Coca-Cola Co.	1,633,450	70,173
		149,366
Food & Staples Retailing - 1.2%
CVS Corp.	2,782,800	86,434
Safeway, Inc. (a)	1,668,900	38,285
		124,719
Food Products - 0.4%
Kraft Foods, Inc. Class A	253,400	7,475
Unilever NV (NY Shares)	600,400	35,532
		43,007
Household Products - 0.4%
Procter & Gamble Co.	406,700	37,750
Personal Products - 0.6%
Alberto-Culver Co. Class B	1,183,900	69,637
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.8%
Altria Group, Inc.	2,086,100	$ 91,371
TOTAL CONSUMER STAPLES		515,850
ENERGY - 3.6%
Energy Equipment & Services - 1.5%
BJ Services Co. (a)	209,200	7,148
Cooper Cameron Corp. (a)	170,600	7,883
Diamond Offshore Drilling, Inc.	1,395,200	26,648
ENSCO International, Inc.	1,097,300	29,430
GlobalSantaFe Corp.	1,685,886	40,377
Grant Prideco, Inc. (a)	263,800	2,688
Nabors Industries Ltd. (a)	271,900	10,131
Rowan Companies, Inc. (a)	283,187	6,961
Transocean, Inc. (a)	1,755,700	35,114
		166,380
Oil & Gas - 2.1%
ChevronTexaco Corp.	959,200	68,535
ConocoPhillips	2,337,551	127,981
Exxon Mobil Corp.	878,600	32,157
		228,673
TOTAL ENERGY		395,053
FINANCIALS - 11.8%
Capital Markets - 1.6%
Merrill Lynch & Co., Inc.	1,098,800	58,819
Morgan Stanley	2,356,600	118,914
		177,733
Commercial Banks - 1.1%
Bank of America Corp.	165,300	12,900
Bank One Corp.	1,215,550	46,981
Synovus Financial Corp.	670,200	16,748
Wachovia Corp.	938,129	38,642
		115,271
Diversified Financial Services - 2.2%
Citigroup, Inc.	5,264,566	239,590
Insurance - 4.3%
AFLAC, Inc.	997,400	32,216
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Allmerica Financial Corp. (a)	757,300	$ 18,031
AMBAC Financial Group, Inc.	266,400	17,050
American International Group, Inc.	5,196,469	299,836
Hartford Financial Services Group, Inc.	890,180	46,850
MBIA, Inc.	247,300	13,594
MetLife, Inc.	465,900	13,068
PartnerRe Ltd.	127,800	6,476
St. Paul Companies, Inc.	316,000	11,701
Travelers Property Casualty Corp. Class B	475,851	7,557
		466,379
Real Estate - 0.0%
Apartment Investment & Management Co. Class A	106,733	4,201
Thrifts & Mortgage Finance - 2.6%
Fannie Mae	3,746,800	263,025
MGIC Investment Corp.	295,400	15,381
		278,406
TOTAL FINANCIALS		1,281,580
HEALTH CARE - 10.8%
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	2,566,900	74,594
Health Care Providers & Services - 3.4%
Cardinal Health, Inc.	6,059,980	353,836
Medco Health Solutions, Inc. (a)	602,716	15,628
		369,464
Pharmaceuticals - 6.7%
Johnson & Johnson	5,272,200	261,079
Merck & Co., Inc.	5,323,820	269,492
Pfizer, Inc.	1,838,700	55,860
Recordati Spa	163,212	2,818
Schering-Plough Corp.	2,265,907	34,532
Wyeth	2,087,500	96,234
		720,015
TOTAL HEALTH CARE		1,164,073
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 3.7%
Aerospace & Defense - 0.2%
United Technologies Corp.	304,200	$ 23,509
Commercial Services & Supplies - 0.3%
Aramark Corp. Class B (a)	246,000	6,157
Avery Dennison Corp.	76,000	3,840
ChoicePoint, Inc. (a)	479,956	16,079
		26,076
Industrial Conglomerates - 2.8%
General Electric Co.	7,666,900	228,550
Tyco International Ltd.	3,837,400	78,398
		306,948
Machinery - 0.3%
Ingersoll-Rand Co. Ltd. Class A	625,300	33,416
Road & Rail - 0.1%
CSX Corp.	136,700	3,998
Union Pacific Corp.	69,200	4,025
		8,023
TOTAL INDUSTRIALS		397,972
INFORMATION TECHNOLOGY - 5.0%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	547,814	10,704
Comverse Technology, Inc. (a)	1,383,000	20,690
Motorola, Inc.	4,880,500	58,420
		89,814
Computers & Peripherals - 0.9%
Dell, Inc. (a)	1,118,500	37,347
Hewlett-Packard Co.	2,738,200	53,012
Sun Microsystems, Inc. (a)	3,445,400	11,404
		101,763
Electronic Equipment & Instruments - 0.6%
Celestica, Inc. (sub. vtg.) (a)	526,700	8,314
Flextronics International Ltd. (a)	829,600	11,764
Jabil Circuit, Inc. (a)	401,400	10,456
Sanmina-SCI Corp. (a)	877,700	8,514
Solectron Corp. (a)	2,951,600	17,267
Thermo Electron Corp. (a)	259,800	5,638
		61,953
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	186,400	$ 9,076
First Data Corp.	983,400	39,297
		48,373
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp.	369,000	10,151
KLA-Tencor Corp. (a)	51,900	2,668
Lam Research Corp. (a)	121,300	2,687
Linear Technology Corp.	77,050	2,759
Micron Technology, Inc. (a)	241,100	3,236
Novellus Systems, Inc. (a)	56,700	1,914
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	1,126,462	12,200
United Microelectronics Corp. sponsored ADR (a)	2,016,051	9,092
Xilinx, Inc. (a)	52,800	1,505
		46,212
Software - 1.8%
Activision, Inc. (a)	237,200	2,835
Microsoft Corp.	6,416,140	178,305
VERITAS Software Corp. (a)	512,866	16,104
		197,244
TOTAL INFORMATION TECHNOLOGY		545,359
MATERIALS - 0.5%
Chemicals - 0.2%
Dow Chemical Co.	536,500	17,458
Metals & Mining - 0.2%
Alcan, Inc.	410,000	15,922
Alcoa, Inc.	331,900	8,683
		24,605
Paper & Forest Products - 0.1%
Bowater, Inc.	99,000	4,164
International Paper Co.	78,200	3,051
		7,215
TOTAL MATERIALS		49,278
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Qwest Communications International, Inc. (a)	9,079,700	$ 30,871
SBC Communications, Inc.	3,553,100	79,056
Verizon Communications, Inc.	2,594,000	84,149
		194,076
UTILITIES - 0.5%
Electric Utilities - 0.4%
FirstEnergy Corp.	678,700	21,651
PG&E Corp. (a)	587,700	14,046
Southern Co.	179,800	5,272
Wisconsin Energy Corp.	199,000	6,083
		47,052
Gas Utilities - 0.1%
NiSource, Inc.	243,700	4,869
TOTAL UTILITIES		51,921
TOTAL COMMON STOCKS (Cost $5,415,370)		5,269,193
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	54,190	5,676
Series H, 11.75%	20,185	2,109
		7,785
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Chevy Chase Bank Series C, 8.00%	45,500	1,178
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875%	2,720	2,778
TOTAL FINANCIALS		3,956
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,508)		11,741
Corporate Bonds - 15.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Hilton Hotels Corp. 3.375% 4/15/23 (e)	$ 5,860	$ 6,182
Media - 0.1%
Liberty Media Corp. 3.25% 3/15/31	14,720	14,298
Specialty Retail - 0.0%
Gap, Inc. 5.75% 3/15/09 (e)	4,359	5,477
TOTAL CONSUMER DISCRETIONARY		25,957
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
IOS Capital LLC 5% 5/1/07 (e)	4,955	4,583
INDUSTRIALS - 0.2%
Industrial Conglomerates - 0.2%
Tyco International Group SA 3.125% 1/15/23	17,040	19,170
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Brocade Communications Systems, Inc. 2% 1/1/07	7,260	6,244
CIENA Corp. 3.75% 2/1/08	10,760	8,823
		15,067
Semiconductors & Semiconductor Equipment - 0.0%
Amkor Technology, Inc. 5% 3/15/07	2,260	2,074
TOTAL INFORMATION TECHNOLOGY		17,141
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	6,728	6,291
TOTAL CONVERTIBLE BONDS		73,142
Nonconvertible Bonds - 14.4%
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	5,435	5,380
4.75% 1/15/08	7,965	8,147
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Dana Corp.:
6.5% 3/1/09	$ 1,570	$ 1,546
10.125% 3/15/10	995	1,099
Navistar International Corp. 8% 2/1/08	1,450	1,475
Stoneridge, Inc. 11.5% 5/1/12	640	730
United Components, Inc. 9.375% 6/15/13 (e)	930	967
		19,344
Automobiles - 0.2%
General Motors Corp.:
8.25% 7/15/23	13,020	13,616
8.375% 7/15/33	3,705	3,874
		17,490
Hotels, Restaurants & Leisure - 0.6%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	9,064	8,565
10.5% 7/15/11 (e)	1,400	1,470
Boyd Gaming Corp.:
7.75% 12/15/12	2,300	2,375
8.75% 4/15/12	1,690	1,829
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	2,750	2,956
Circus Circus Enterprises, Inc. 7.625% 7/15/13	1,035	1,069
Friendly Ice Cream Corp. 10.5% 12/1/07	6,260	6,463
Herbst Gaming, Inc. 10.75% 9/1/08	4,280	4,772
HMH Properties, Inc. 7.875% 8/1/05	1,656	1,689
ITT Corp. 7.375% 11/15/15	3,145	3,279
Mandalay Resort Group:
9.375% 2/15/10	1,030	1,169
10.25% 8/1/07	825	941
Mohegan Tribal Gaming Authority:
8% 4/1/12	1,900	2,043
8.375% 7/1/11	1,405	1,517
MTR Gaming Group, Inc. 9.75% 4/1/10	1,650	1,733
Park Place Entertainment Corp.:
7.875% 3/15/10	1,610	1,723
9.375% 2/15/07	3,690	4,059
Premier Parks, Inc. 9.75% 6/15/07	3,785	3,719
Sbarro, Inc. 11% 9/15/09	2,125	1,859
Six Flags, Inc. 9.75% 4/15/13 (e)	3,665	3,436
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	$ 4,045	$ 4,369
Town Sports International, Inc. 9.625% 4/15/11	2,050	2,194
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	3,830	4,347
Yum! Brands, Inc. 7.7% 7/1/12	1,470	1,632
		69,208
Household Durables - 0.2%
Beazer Homes USA, Inc. 8.375% 4/15/12	2,590	2,797
D.R. Horton, Inc. 8.5% 4/15/12	400	438
Juno Lighting, Inc. 11.875% 7/1/09	7,420	8,088
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	6,070	6,525
Standard Pacific Corp. 9.25% 4/15/12	2,220	2,431
WCI Communities, Inc. 7.875% 10/1/13 (e)	1,480	1,482
William Lyon Homes, Inc. 10.75% 4/1/13	4,935	5,354
		27,115
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09	5,110	5,774
Media - 1.1%
American Media Operations, Inc. 10.25% 5/1/09	3,150	3,355
AOL Time Warner, Inc. 7.625% 4/15/31	17,100	19,437
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	3,750	4,449
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (e)	2,175	2,186
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/11 (d)	4,845	3,028
0% 5/15/11 (d)	2,145	1,180
0% 1/15/12 (d)	2,920	1,489
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	6,950	6,915
Continental Cablevision, Inc. 9% 9/1/08	2,650	3,234
Corus Entertainment, Inc. 8.75% 3/1/12	1,960	2,132
Cox Enterprises, Inc. 4.375% 5/1/08 (e)	3,230	3,315
CSC Holdings, Inc. 7.875% 2/15/18	5,100	5,011
Diamond Holdings PLC yankee 9.125% 2/1/08	2,335	2,312
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp.:
6.375% 10/1/11 (e)(f)	$ 4,250	$ 4,239
9.125% 1/15/09	1,857	2,103
10.375% 10/1/07	6,215	6,899
Innova S. de R.L. 9.375% 9/19/13 (e)	2,580	2,596
LBI Media, Inc. 10.125% 7/15/12	3,795	4,156
LodgeNet Entertainment Corp. 9.5% 6/15/13	1,015	1,076
News America Holdings, Inc. 7.7% 10/30/25	11,440	13,158
News America, Inc. 6.55% 3/15/33	2,700	2,825
PEI Holdings, Inc. 11% 3/15/10	2,195	2,415
Rogers Cablesystems Ltd. yankee 11% 12/1/15	295	329
Spanish Broadcasting System, Inc. 9.625% 11/1/09	2,425	2,571
TV Azteca SA de CV yankee 10.5% 2/15/07	4,875	5,088
Vivendi Universal SA:
6.25% 7/15/08 (e)	3,435	3,538
9.25% 4/15/10 (e)	1,630	1,875
Yell Finance BV:
0% 8/1/11 (d)	2,466	2,034
10.75% 8/1/11	1,795	2,064
		115,009
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (e)	1,630	1,468
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 9% 6/15/12	3,125	3,141
AutoNation, Inc. 9% 8/1/08	1,540	1,725
J. Crew Intermediate LLC 0% 5/15/08 (d)(e)	10,042	7,331
Toys 'R' US, Inc. 7.875% 4/15/13	3,240	3,499
United Auto Group, Inc. 9.625% 3/15/12	1,710	1,864
United Rentals North America, Inc.:
10.75% 4/15/08	625	692
10.75% 4/15/08 (e)	430	476
		18,728
Textiles Apparel & Luxury Goods - 0.1%
Dan River, Inc. 12.75% 4/15/09 (e)	4,265	3,327
Levi Strauss & Co.:
7% 11/1/06	1,260	1,008
11.625% 1/15/08	1,360	1,129
12.25% 12/15/12	1,780	1,469
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Russell Corp. 9.25% 5/1/10	$ 3,895	$ 4,119
The William Carter Co. 10.875% 8/15/11	2,910	3,245
		14,297
TOTAL CONSUMER DISCRETIONARY		288,433
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
6% 12/15/05 (e)	3,305	3,313
6.875% 8/15/13	5,100	4,769
7.625% 4/15/05	3,705	3,788
8.125% 5/1/10 (e)	3,330	3,546
9.25% 6/1/13 (e)	2,225	2,359
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	3,810	3,586
9.125% 12/15/11	4,545	4,278
		25,639
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07	3,780	4,120
Del Monte Corp. 9.25% 5/15/11	10,695	11,711
Doane Pet Care Co. 9.75% 5/15/07	3,605	3,479
Dole Food Co., Inc. 7.25% 6/15/10	2,540	2,540
Kraft Foods, Inc. 5.25% 6/1/07	2,950	3,163
		25,013
Tobacco - 0.2%
Philip Morris Companies, Inc. 7% 7/15/05	14,871	15,573
TOTAL CONSUMER STAPLES		66,225
ENERGY - 0.9%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	1,652	1,669
Grant Prideco, Inc.:
9% 12/15/09	880	955
9.625% 12/1/07	3,710	4,072
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Key Energy Services, Inc. 8.375% 3/1/08	$ 5,150	$ 5,523
SESI LLC 8.875% 5/15/11	4,930	5,226
		17,445
Oil & Gas - 0.7%
Chesapeake Energy Corp.:
8.375% 11/1/08	5,905	6,392
9% 8/15/12	1,835	2,060
Clark Refining & Marketing, Inc. 8.875% 11/15/07	1,280	1,280
El Paso Production Holding Co. 7.75% 6/1/13 (e)	9,130	8,674
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	3,750	4,133
General Maritime Corp. 10% 3/15/13	6,335	7,095
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	1,310	1,536
Nuevo Energy Co.:
9.375% 10/1/10	2,720	2,924
9.5% 6/1/08	1,706	1,779
Overseas Shipholding Group, Inc. 8.25% 3/15/13	5,995	6,265
Plains Exploration & Production Co. LP:
8.75% 7/1/12	2,050	2,194
8.75% 7/1/12 (e)	2,230	2,386
Range Resources Corp. 7.375% 7/15/13 (e)	1,530	1,484
Teekay Shipping Corp. 8.875% 7/15/11	7,920	8,791
Tesoro Petroleum Corp. 8% 4/15/08	1,050	1,071
The Coastal Corp.:
6.375% 2/1/09	195	154
6.5% 5/15/06	2,085	1,798
6.5% 6/1/08	1,110	894
6.95% 6/1/28	1,785	1,218
7.5% 8/15/06	3,065	2,728
7.75% 6/15/10	1,500	1,245
7.75% 10/15/35	2,790	2,009
9.625% 5/15/12	6,590	6,129
Western Oil Sands, Inc. 8.375% 5/1/12	3,900	4,349
		78,588
TOTAL ENERGY		96,033
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - 3.7%
Capital Markets - 0.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	$ 3,715	$ 3,696
4.25% 9/4/12 (i)	3,570	3,691
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	2,700	3,030
Goldman Sachs Group, Inc.:
5.7% 9/1/12	9,640	10,312
6.6% 1/15/12	4,775	5,404
J.P. Morgan Chase & Co.:
5.75% 1/2/13	1,375	1,469
6.625% 3/15/12	6,015	6,774
Morgan Stanley 6.6% 4/1/12	11,865	13,393
		47,769
Consumer Finance - 0.4%
AmeriCredit Corp. 9.875% 4/15/06	835	810
Capital One Bank:
4.875% 5/15/08	1,800	1,864
6.5% 6/13/13	3,750	3,838
6.875% 2/1/06	700	761
Ford Motor Credit Co.:
5.8% 1/12/09	7,175	7,235
7.375% 10/28/09	7,140	7,611
Household Finance Corp.:
5.875% 2/1/09	675	740
6.375% 10/15/11	6,200	6,893
6.375% 11/27/12	3,805	4,221
6.75% 5/15/11	1,125	1,283
Household International, Inc. 8.875% 2/15/08	4,525	5,179
MBNA Corp. 6.25% 1/17/07	1,875	2,060
		42,495
Diversified Financial Services - 1.9%
Ahold Finance USA, Inc.:
6.25% 5/1/09	4,635	4,554
6.875% 5/1/29	2,345	2,075
8.25% 7/15/10	3,850	4,120
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	2,905	2,469
6.977% 11/23/22	358	304
7.377% 5/23/19	329	204
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
American Airlines, Inc. pass thru trust certificates: - continued
7.379% 5/23/16	$ 1,515	$ 894
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	5,900	6,313
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (e)	2,950	2,980
5.125% 10/1/13 (e)	1,865	1,855
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	4,215	4,110
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	242	180
6.9% 1/2/17	1,445	1,041
7.73% 9/15/12	627	448
8.307% 4/2/18	3,164	2,468
8.321% 11/1/06	1,320	1,162
Dana Credit Corp. 8.375% 8/15/07 (e)	1,085	1,112
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	880	766
7.57% 11/18/10	6,255	6,328
7.779% 1/2/12	1,549	1,255
Deutsche Telekom International Finance BV:
8.5% 6/15/10	4,500	5,504
8.75% 6/15/30	3,800	4,820
Dex Media West LLC / Dex Media:
8.5% 8/15/10 (e)	1,370	1,490
9.875% 8/15/13 (e)	1,610	1,819
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	5,075	5,430
FIMEP SA 10.5% 2/15/13	3,380	3,819
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	7,280	7,144
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (e)	1,375	1,396
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	3,405	3,609
IOS Capital LLC 7.25% 6/30/08	5,640	5,471
Leucadia National Corp. 7% 8/15/13 (e)	3,440	3,371
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	3,220	3,212
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Moore North America Finance, Inc. 7.875% 1/15/11 (e)	$ 2,730	$ 2,894
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (e)	570	596
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (e)	1,590	1,717
NiSource Finance Corp. 7.875% 11/15/10	2,325	2,772
Northern Telecom Capital Corp. 7.875% 6/15/26	1,080	1,026
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	983	728
7.67% 1/2/15	607	465
Pemex Project Funding Master Trust:
6.125% 8/15/08	5,010	5,311
7.375% 12/15/14	7,630	8,202
Petronas Capital Ltd. 7% 5/22/12 (e)	14,700	16,818
Prime Property Funding II 6.25% 5/15/07	3,990	4,355
Qwest Capital Funding, Inc.:
5.875% 8/3/04	4,280	4,227
7% 8/3/09	4,510	3,969
7.25% 2/15/11	4,275	3,741
7.625% 8/3/21	1,555	1,306
7.75% 8/15/06	17,040	16,699
Sprint Capital Corp.:
6.125% 11/15/08	1,900	2,051
6.875% 11/15/28	6,100	5,949
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (e)	1,350	1,509
11% 2/15/13 (e)	1,680	1,945
U.S. West Capital Funding, Inc. 6.375% 7/15/08	4,677	4,139
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	5,580	6,250
Verizon Global Funding Corp. 7.25% 12/1/10	1,700	1,992
Western & Southern Financial Group 5.75% 7/15/33 (e)	3,545	3,406
Western Financial Bank 9.625% 5/15/12	5,820	6,300
		200,090
Insurance - 0.4%
Aegon NV 4.75% 6/1/13	7,200	7,148
Crum & Forster Holdings Corp. 10.375% 6/15/13 (e)	3,440	3,629
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc. 4.625% 7/15/13 (e)	$ 1,290	$ 1,262
New York Life Insurance Co. 5.875% 5/15/33 (e)	4,100	4,102
Oil Insurance Ltd. 5.5% 8/15/33 (e)(i)	2,700	2,765
Principal Life Global Funding I:
5.125% 6/28/07 (e)	16,000	17,181
6.25% 2/15/12 (e)	4,310	4,787
Travelers Property Casualty Corp. 5% 3/15/13	1,785	1,795
		42,669
Real Estate - 0.6%
AvalonBay Communities, Inc. 5% 8/1/07	4,105	4,356
BRE Properties, Inc. 5.95% 3/15/07	7,670	8,371
Camden Property Trust 5.875% 6/1/07	4,035	4,374
CarrAmerica Realty Corp. 5.25% 11/30/07	3,500	3,674
CenterPoint Properties Trust:
4.75% 8/1/10	1,500	1,541
6.75% 4/1/05	4,360	4,642
EOP Operating LP 7.75% 11/15/07	11,045	12,844
ERP Operating LP 5.2% 4/1/13	1,200	1,226
Gables Realty LP 5.75% 7/15/07	1,000	1,069
LNR Property Corp.:
7.625% 7/15/13 (e)	1,460	1,497
10.5% 1/15/09	4,005	4,285
Mack-Cali Realty LP 7.25% 3/15/09	2,350	2,721
MeriStar Hospitality Corp. 9% 1/15/08	425	444
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. III 9.125% 1/15/11	425	443
Senior Housing Properties Trust:
7.875% 4/15/15	1,800	1,899
8.625% 1/15/12	2,830	3,085
Vornado Realty Trust 5.625% 6/15/07	3,610	3,852
		60,323
Thrifts & Mortgage Finance - 0.0%
Chevy Chase Savings Bank FSB 9.25% 12/1/08	2,310	2,379
TOTAL FINANCIALS		395,725
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Fisher Scientific International, Inc. 8% 9/1/13 (e)	$ 2,130	$ 2,247
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	1,990	2,129
Concentra Operating Corp. 9.5% 8/15/10 (e)	2,050	2,153
HCA, Inc.:
6.3% 10/1/12	2,415	2,439
6.75% 7/15/13	1,050	1,099
PacifiCare Health Systems, Inc. 10.75% 6/1/09	6,970	7,963
Psychiatric Solutions, Inc. 10.625% 6/15/13 (e)	1,880	2,054
Tenet Healthcare Corp.:
6.375% 12/1/11	5,160	4,902
6.5% 6/1/12	415	395
7.375% 2/1/13	4,055	4,055
Vanguard Health Systems, Inc. 9.75% 8/1/11	815	868
		28,057
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10	2,630	2,913
Biovail Corp. yankee 7.875% 4/1/10	2,160	2,230
		5,143
TOTAL HEALTH CARE		35,447
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.0%
Orbital Sciences Corp. 9% 7/15/11	910	951
Transdigm, Inc. 8.375% 7/15/11 (e)	1,230	1,292
		2,243
Airlines - 0.1%
AMR Corp. 9% 8/1/12	2,945	2,223
Continental Airlines, Inc. 8% 12/15/05	50	46
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	635	521
7.9% 12/15/09	1,945	1,439
10.14% 8/14/12	540	389
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc.:
7.875% 3/15/08	$ 260	$ 186
9.875% 3/15/07	1,025	800
		5,604
Building Products - 0.1%
FastenTech, Inc. 11.5% 5/1/11 (e)	2,540	2,642
Jacuzzi Brands, Inc. 9.625% 7/1/10 (e)	1,030	1,066
Nortek, Inc.:
9.125% 9/1/07	2,865	2,937
9.25% 3/15/07	935	958
		7,603
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
7.625% 1/1/06	5,000	5,213
7.875% 1/1/09	2,810	2,887
7.875% 4/15/13	935	977
9.25% 9/1/12	3,385	3,740
American Color Graphics, Inc. 10% 6/15/10 (e)	990	1,044
Boise Cascade Office Products Corp. 7.05% 5/15/05	880	922
Browning-Ferris Industries, Inc. 6.375% 1/15/08	3,360	3,293
JohnsonDiversey, Inc. 9.625% 5/15/12	3,530	3,848
National Waterworks, Inc. 10.5% 12/1/12	1,730	1,920
		23,844
Construction & Engineering - 0.0%
Amsted Industries, Inc. 10.25% 10/15/11 (e)	4,110	4,480
Industrial Conglomerates - 0.3%
Koppers, Inc. 9.875% 10/15/13 (e)(f)	890	890
Tyco International Group SA yankee:
5.875% 11/1/04	2,217	2,272
6.125% 1/15/09	1,040	1,087
6.375% 6/15/05	1,200	1,248
6.375% 10/15/11	4,195	4,326
6.75% 2/15/11	20,215	21,327
		31,150
Machinery - 0.3%
AGCO Corp.:
8.5% 3/15/06	510	510
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
AGCO Corp.: - continued
9.5% 5/1/08	$ 2,640	$ 2,851
Columbus McKinnon Corp. 10% 8/1/10 (e)	410	435
Cummins, Inc.:
5.65% 3/1/98	3,645	2,387
9.5% 12/1/10 (e)	1,985	2,253
Dresser, Inc. 9.375% 4/15/11	5,150	5,356
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	10,145	10,957
Navistar International Corp. 9.375% 6/1/06	2,625	2,848
Terex Corp.:
Series D, 8.875% 4/1/08	625	652
8.875% 4/1/08	4,250	4,420
TriMas Corp. 9.875% 6/15/12	2,690	2,730
		35,399
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	495	505
11.75% 6/15/09	2,535	2,586
		3,091
TOTAL INDUSTRIALS		113,414
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Motorola, Inc. 6.5% 11/15/28	3,880	3,739
Nortel Networks Corp. 6.125% 2/15/06	1,845	1,854
Northern Telecom Ltd. yankee 6.875% 9/1/23	585	532
		6,125
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	4,320	4,687
Electronic Equipment & Instruments - 0.2%
Ingram Micro, Inc. 9.875% 8/15/08	3,850	4,158
PerkinElmer, Inc. 8.875% 1/15/13	4,280	4,622
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp.:
7.375% 3/1/06	$ 7,350	$ 7,460
9.625% 2/15/09	415	457
		16,697
IT Services - 0.1%
Anteon Corp. 12% 5/15/09	3,788	4,167
Iron Mountain, Inc. 8.625% 4/1/13	595	631
		4,798
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	3,130	3,107
7.15% 8/1/04	1,705	1,739
7.2% 4/1/16	3,560	3,329
7.625% 6/15/13	4,450	4,406
		12,581
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13	2,020	2,262
Amkor Technology, Inc. 7.75% 5/15/13 (e)	3,650	3,677
Micron Technology, Inc. 6.5% 9/30/05 (g)	8,000	7,840
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	1,580	1,643
		15,422
TOTAL INFORMATION TECHNOLOGY		60,310
MATERIALS - 1.4%
Chemicals - 0.4%
Avecia Group PLC 11% 7/1/09	6,620	5,759
Berry Plastics Corp. 10.75% 7/15/12	5,975	6,662
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	815	766
10.125% 9/1/08	825	817
10.625% 5/1/11 (e)	850	837
Geon Co. 6.875% 12/15/05	1,470	1,323
Huntsman ICI Chemicals LLC 10.125% 7/1/09	1,045	982
Huntsman International LLC:
9.875% 3/1/09	610	644
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Huntsman International LLC: - continued
9.875% 3/1/09 (e)	$ 2,030	$ 2,142
Millennium America, Inc.:
9.25% 6/15/08	6,500	6,695
9.25% 6/15/08 (e)	980	1,009
OMNOVA Solutions, Inc. 11.25% 6/1/10 (e)	1,000	1,030
PolyOne Corp. 10.625% 5/15/10	1,040	879
Solutia, Inc.:
6.72% 10/15/37	4,910	4,468
7.375% 10/15/27	860	542
11.25% 7/15/09	1,535	1,474
Union Carbide Corp. 6.79% 6/1/25 (i)	2,280	2,086
		38,115
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11 (e)	7,155	7,799
Containers & Packaging - 0.4%
Anchor Glass Container Corp. 11% 2/15/13	4,535	5,113
BWAY Corp. 10% 10/15/10 (e)	1,120	1,210
Graphic Packaging International, Inc.:
8.5% 8/15/11 (e)	1,770	1,929
9.5% 8/15/13 (e)	1,770	1,947
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	6,620	6,686
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	5,260	5,602
Owens-Illinois, Inc.:
7.15% 5/15/05	2,385	2,433
7.35% 5/15/08	2,490	2,378
7.5% 5/15/10	2,255	2,170
7.8% 5/15/18	7,795	7,016
8.1% 5/15/07	2,590	2,681
Sealed Air Corp.:
5.625% 7/15/13 (e)	900	912
6.875% 7/15/33 (e)	1,880	1,924
Silgan Holdings, Inc. 9% 6/1/09	2,508	2,596
		44,597
Metals & Mining - 0.2%
California Steel Industries, Inc. 8.5% 4/1/09	1,745	1,815
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	$ 2,185	$ 2,367
CSN Islands VII Corp. 10.75% 9/12/08 (e)	3,405	3,443
Falconbridge Ltd. yankee 7.35% 6/5/12	4,870	5,560
Peabody Energy Corp. 6.875% 3/15/13	2,880	3,010
Phelps Dodge Corp. 9.5% 6/1/31	1,380	1,766
Salt Holdings Corp., Inc. 0% 6/1/13 (d)(e)	6,290	3,774
Steel Dynamics, Inc. 9.5% 3/15/09	1,850	1,984
		23,719
Paper & Forest Products - 0.3%
Boise Cascade Corp. 7.68% 3/29/06	7,590	8,193
Buckeye Technologies, Inc. 8.5% 10/1/13 (e)	1,700	1,760
Domtar, Inc. yankee 7.875% 10/15/11	2,100	2,503
Georgia-Pacific Corp.:
7.5% 5/15/06	5,900	6,107
8.125% 5/15/11	1,730	1,797
8.875% 5/15/31	675	678
9.625% 3/15/22	1,540	1,548
International Paper Co. 5.85% 10/30/12	3,080	3,278
Millar Western Forest Products Ltd. yankee 9.875% 5/15/08	1,510	1,578
Norske Skog Canada Ltd. 8.625% 6/15/11	1,465	1,516
Stone Container Corp. 9.75% 2/1/11	6,430	7,041
		35,999
TOTAL MATERIALS		150,229
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
ACC Escrow Corp. 10% 8/1/11 (e)	3,100	3,325
AT&T Broadband Corp. 8.375% 3/15/13	4,000	4,956
AT&T Corp.:
7.8% 11/15/11	3,740	4,323
8.5% 11/15/31	3,035	3,593
France Telecom SA:
9% 3/1/11	5,150	6,291
9.75% 3/1/31	3,000	4,005
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
MCI Communications Corp.:
6.5% 4/15/10 (c)	$ 3,680	$ 2,907
6.95% 8/15/06 (c)	305	241
7.75% 3/15/24 (c)	2,065	1,621
7.75% 3/23/25 (c)	3,520	2,781
8.25% 1/20/23 (c)	950	741
NTL, Inc. 19% 1/1/10	355	346
Qwest Corp. 8.875% 3/15/12 (e)	6,190	6,871
Qwest Services Corp.:
13% 12/15/07 (e)	2,220	2,486
13.5% 12/15/10 (e)	3,880	4,520
14% 12/15/14 (e)	4,632	5,605
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	3,330	3,430
9.375% 6/1/08	730	763
Telefonica Europe BV 7.75% 9/15/10	3,500	4,207
TELUS Corp. yankee 8% 6/1/11	12,500	14,593
Triton PCS, Inc.:
8.75% 11/15/11	4,125	4,094
9.375% 2/1/11	5,725	5,797
U.S. West Communications:
5.65% 11/1/04	1,245	1,214
6.875% 9/15/33	1,540	1,355
		90,065
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc. 8.75% 3/1/31	4,600	5,689
Crown Castle International Corp.:
9.375% 8/1/11	4,565	4,862
10.75% 8/1/11	1,310	1,467
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,635	1,815
Dobson Communications Corp. 8.875% 10/1/13 (e)	1,060	1,073
Nextel Communications, Inc.:
7.375% 8/1/15	2,085	2,106
9.5% 2/1/11	3,435	3,804
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Wireless, Inc. 9.625% 5/1/11	$ 9,750	$ 11,115
SBA Communications Corp. 10.25% 2/1/09	1,545	1,406
		33,337
TOTAL TELECOMMUNICATION SERVICES		123,402
UTILITIES - 2.1%
Electric Utilities - 0.9%
Allegheny Energy Supply Co. LLC:
10.25% 11/15/07 (e)	2,135	2,135
13% 11/15/07 (e)(i)	285	279
CMS Energy Corp.:
7.5% 1/15/09	1,580	1,564
7.625% 11/15/04	2,685	2,725
8.5% 4/15/11	3,995	4,075
8.9% 7/15/08	855	887
9.875% 10/15/07	3,225	3,451
Dominion Resources, Inc. 6.25% 6/30/12	910	994
DTE Energy Co. 7.05% 6/1/11	2,390	2,694
Duke Capital Corp. 6.75% 2/15/32	7,025	6,731
FirstEnergy Corp. 7.375% 11/15/31	9,530	9,756
Illinois Power Co.:
7.5% 6/15/09	5,330	5,650
11.5% 12/15/10	6,460	7,687
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	2,645	2,740
5.875% 10/1/12	2,885	3,051
Midland Funding Corp. II 11.75% 7/23/05	2,039	2,182
Monongahela Power Co. 5% 10/1/06	3,250	3,258
Nevada Power Co.:
9% 8/15/13 (e)	5,415	5,577
10.875% 10/15/09	4,530	4,870
Pacific Gas & Electric Co.:
8.25% 11/1/22	4,150	4,233
10% 11/1/05 (e)(i)	5,870	5,929
PG&E Corp. 6.875% 7/15/08 (e)	2,210	2,321
Public Service Co. of Colorado 7.875% 10/1/12	3,815	4,655
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co. 7.25% 3/1/26	$ 3,310	$ 3,380
TECO Energy, Inc. 7% 5/1/12	3,640	3,508
		94,332
Gas Utilities - 0.5%
Dynegy Holdings, Inc.:
9.875% 7/15/10 (e)	1,640	1,722
10.125% 7/15/13 (e)	600	636
El Paso Energy Corp.:
6.75% 5/15/09	1,470	1,227
6.95% 12/15/07	1,760	1,540
7.375% 12/15/12	165	135
7.75% 1/15/32	1,810	1,339
7.8% 8/1/31	1,240	924
8.05% 10/15/30	8,890	6,734
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (e)	5,560	6,505
Sonat, Inc.:
6.625% 2/1/08	4,090	3,328
6.75% 10/1/07	4,830	4,021
6.875% 6/1/05	7,390	7,030
7.625% 7/15/11	4,280	3,531
Southern Star Central Corp. 8.5% 8/1/10 (e)	3,340	3,574
Tennessee Gas Pipeline Co. 7.625% 4/1/37	2,460	2,239
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	2,320	2,625
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	5,855	5,826
		52,936
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.375% 8/15/07	2,235	2,157
8.5% 11/1/07	3,970	3,831
8.75% 6/15/08	2,103	2,082
8.75% 5/15/13 (e)	4,750	4,988
8.875% 2/15/11	2,048	2,010
9% 5/15/15 (e)	4,750	4,999
9.375% 9/15/10	470	475
9.5% 6/1/09	691	707
Constellation Energy Group, Inc. 6.35% 4/1/07	6,020	6,629
Duke Energy Corp. 4.2% 10/1/08	2,330	2,363
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
El Paso Corp.:
7% 5/15/11	$ 870	$ 718
7.875% 6/15/12	865	727
Reliant Resources, Inc.:
9.25% 7/15/10 (e)	1,275	1,160
9.5% 7/15/13 (e)	850	765
Sierra Pacific Resources 8.75% 5/15/05	3,080	2,895
Western Resources, Inc. 9.75% 5/1/07	5,075	5,741
Williams Companies, Inc.:
6.5% 8/1/06	6,300	6,332
6.75% 1/15/06	4,390	4,346
7.125% 9/1/11	9,595	9,475
7.5% 1/15/31	2,950	2,626
7.875% 9/1/21	6,310	5,979
8.125% 3/15/12	3,035	3,156
8.625% 6/1/10	3,720	3,943
		78,104
TOTAL UTILITIES		225,372
TOTAL NONCONVERTIBLE BONDS		1,554,590
TOTAL CORPORATE BONDS (Cost $1,512,127)		1,627,732
U.S. Government and Government Agency Obligations - 7.3%

U.S. Government Agency Obligations - 1.6%
Fannie Mae:
4% 9/2/08	8,000	8,150
6.25% 2/1/11	51,955	58,387
Financing Corp. - coupon STRIPS:
0% 8/8/05	5,482	5,299
0% 11/30/05	1,666	1,595
Freddie Mac:
3.625% 9/15/08	9,790	9,974
4.5% 7/15/13	12,300	12,421
5.25% 11/5/12	21,000	21,485
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.625% 3/15/11	$ 15,750	$ 17,414
5.875% 3/21/11	25,155	27,667
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.57% 8/1/13	10,090	11,052
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		173,444
U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	23,689	28,545
U.S. Treasury Inflation-Indexed Notes 1.875% 7/15/13	17,055	14,939
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		43,484
U.S. Treasury Obligations - 5.3%
U.S. Treasury Bills, yield at date of purchase 0.87% to 0.94% 10/2/03 to 12/11/03 (h)	24,700	24,687
U.S. Treasury Bonds 7.875% 2/15/21	92,515	126,417
U.S. Treasury Notes:
4.375% 5/15/07	22,000	23,617
4.875% 2/15/12	295,000	319,257
6.5% 2/15/10	65,250	77,431
TOTAL U.S. TREASURY OBLIGATIONS		571,409
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $772,936)		788,337
U.S. Government Agency - Mortgage Securities - 7.4%

Fannie Mae - 5.8%
4% 10/1/18 (f)	96,000	94,530
4.5% 8/1/33	19,274	18,668
5% 2/1/18 to 7/1/18	75,165	77,086
5.5% 2/1/11 to 10/1/33	103,823	106,792
6% 4/1/09 to 6/1/33 (f)	53,410	55,406
6.5% 10/1/08 to 1/1/33 (f)	175,726	183,712
6.5% 5/1/17 (f)	267	280
6.5% 10/1/18 (f)	1,737	1,832
7% 8/1/07 to 2/1/33	53,873	57,078
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
7% 10/1/18 (f)	$ 10,755	$ 11,444
7.5% 2/1/22 to 11/1/31	18,027	19,250
8% 6/1/29	11	12
TOTAL FANNIE MAE		626,090
Freddie Mac - 0.7%
5% 10/1/33 (f)	67,500	67,373
6% 10/1/23 to 9/1/25	3,876	4,029
7.5% 11/1/16 to 6/1/32	8,202	8,796
8% 10/1/27	37	40
8.5% 2/1/19 to 8/1/22	28	30
TOTAL FREDDIE MAC		80,268
Government National Mortgage Association - 0.9%
6% 10/15/08 to 12/15/10	6,712	7,057
6.5% 12/15/07 to 8/15/27	35,148	37,135
7% 6/15/24 to 7/15/32	32,297	34,368
7.5% 3/15/22 to 8/15/28	9,163	9,849
8% 4/15/24 to 12/15/25	719	781
8.5% 2/15/05 to 11/15/31	2,085	2,260
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		91,450
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $778,130)		797,808
Asset-Backed Securities - 1.8%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	4,660	4,659
ACE Securities Corp. NIMS Trust Series 2002-HE1N Class N, 8.85% 7/25/12	216	216
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 1.59% 11/6/09 (i)	2,895	2,902
Series 2003-BX:
Class A4A, 2.72% 1/6/10	2,520	2,515
Class A4B, 1.5% 1/6/10 (i)	1,870	1,870
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M2, 2.42% 9/25/32 (i)	800	796
Series 2003-3 Class M1, 1.92% 3/25/33 (i)	3,445	3,453
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Amortizing Residential Collateral Trust:
Series 2002-BC3N Class B2, 7% 6/25/32 (e)	$ 552	$ 547
Series 2002-BC6 Class A2, 1.47% 8/25/32 (i)	6,637	6,617
Series 2002-BC7 Class M1, 1.92% 10/25/32 (i)	14,953	14,808
Argent Securities, Inc. Series 2003-W3 Class M2, 2.92% 9/25/33 (i)	2,000	2,000
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE2:
Class A2, 1.5% 4/15/33 (i)	6,449	6,438
Class M1, 2.02% 4/15/33 (i)	4,055	4,055
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	6,650	6,930
Capital One Auto Finance Trust Series 2003-A Class A4B, 1.4% 1/15/10 (i)	5,485	5,483
Capital One Master Trust:
Series 2002-3A Class B, 4.55% 2/15/08	16,000	16,527
Series 2002-4 Class A, 4.9% 3/15/10	6,460	6,909
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.8% 7/15/08 (i)	5,780	5,798
Series 2003-2B Class B2, 3.5% 2/17/09	3,435	3,448
Series 2003-B1 Class B1, 2.29% 2/17/09 (i)	6,530	6,603
CDC Mortgage Capital Trust Series 2003-HE2:
Class M1, 1.92% 6/25/33 (i)	405	407
Class M2, 3.02% 6/25/33 (i)	1,495	1,504
CDC Mortgage Capital, Inc. NIMS Trust Series 2002-HE2N Class NOTE, 10% 1/25/33 (e)	1,186	1,188
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 1.55% 5/25/33 (i)	10,372	10,382
CS First Boston Mortgage Securities Corp. NIMS Trust:
Series 2002-H1N Class A, 8% 8/27/32 (e)	395	391
Series 2002-H4N Class A, 8% 8/27/32 (e)	2,205	2,183
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	3,415	3,517
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (e)	1,137	1,139
Home Equity Asset Trust Series 2003-2:
Class A2, 1.5% 8/25/33 (i)	1,245	1,246
Class M1, 2% 8/25/33 (i)	1,650	1,658
Home Equity Asset Trust NIMS Trust:
Series 2002-3N Class A, 8% 3/25/33 (e)	1,523	1,492
Series 2003-2N Class A, 8% 9/27/33 (e)	1,459	1,428
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class A, 5.5% 1/18/11	4,100	4,421
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Household Private Label Credit Card Master Note Trust I: - continued
Series 2002-3 Class B, 2.37% 9/15/09 (i)	$ 3,335	$ 3,337
JCPenney Master Credit Card Trust Series E Class A, 5.5% 6/15/07	3,300	3,318
Long Beach Asset Holdings Corp. NIMS Trust Series 2002-1 Class N1, 9.05% 5/25/32 (e)	708	692
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.87% 7/25/33 (i)	4,425	4,425
Class M2, 2.97% 7/25/33 (i)	2,265	2,268
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.495% 10/15/08 (i)	2,750	2,753
Series 2001-B2 Class B2, 1.48% 1/15/09 (i)	2,750	2,759
Series 2002-B2 Class B2, 1.5% 10/15/09 (i)	2,750	2,756
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (e)	743	743
Series 2003-HE1 Class M2, 3.02% 6/27/33 (i)	2,610	2,640
Series 2003-NC6 Class M2, 3.07% 6/25/33 (i)	7,295	7,357
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (e)	1,938	1,939
Morgan Stanley Dean Witter Capital I, Inc. Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (e)	4,114	4,113
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.55% 1/25/33 (i)	5,813	5,829
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (f)	4,986	4,974
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (e)	3,914	3,923
Sears Credit Account Master Trust II:
Series 2000-1 Class B, 7.5% 11/15/07	4,350	4,360
Series 2000-2 Class A, 6.75% 9/16/09	2,500	2,731
TOTAL ASSET-BACKED SECURITIES (Cost $192,777)		194,447
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.2%
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 1.9633% 4/15/13 (e)(i)	1,775	1,735
Merrill Lynch Mortgage Investments, Inc. floater Series 2003-A Class 2A1, 1.51% 3/25/28 (i)	8,278	8,272
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 2.57% 6/10/35 (e)(i)	$ 1,479	$ 1,479
Class B4, 2.77% 6/10/35 (e)(i)	1,325	1,325
Class B5, 3.37% 6/10/35 (e)(i)	901	901
Class B6, 3.87% 6/10/35 (e)(i)	538	538
TOTAL PRIVATE SPONSOR		14,250
U.S. Government Agency - 0.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	8,575	9,180
Series 1999-57 Class PH, 6.5% 12/25/29	6,978	7,474
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2002-64 Class PC, 5.5% 12/25/26	4,225	4,406
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2444 Class PF, 6.5% 8/15/27	18,114	18,299
sequential pay Series 2303 Class VT, 6% 2/15/12	4,138	4,216
Series 2664 Class EZ, 5.5% 8/15/33	2,382	2,370
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.86% 10/16/23 (i)	655	718
TOTAL U.S. GOVERNMENT AGENCY		46,663
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,998)		60,913
Commercial Mortgage Securities - 2.7%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	1,678	1,831
Series 1997-D5 Class PS1, 1.5168% 2/14/43 (i)(j)	55,333	3,744
Atherton Franchise Loan Funding LLP Series 1998-A Class E, 8.25% 5/15/20 (c)(e)	2,047	328
Banc America Commercial Mortgage, Inc. Series 2003-1 Class XP1, 1.4752% 9/11/36 (e)(i)(j)	122,640	4,474
Bayview Commercial Asset Trust floater Series 2003-1 Class A, 1.7% 8/25/33 (e)(i)	5,361	5,361
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.6219% 8/1/24 (e)(i)	$ 1,875	$ 1,519
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	6,535	7,040
Class B, 7.48% 2/1/08	9,885	10,996
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,383	1,605
Class F, 7.734% 1/15/32	750	848
Series 2001-245 Class A2, 6.28% 2/12/16 (e)(i)	1,695	1,876
COMM floater:
Series 2001-FL5A Class A2, 1.67% 11/15/13 (e)(i)	2,848	2,849
Series 2002-FL7 Class A2, 1.47% 11/15/14 (e)(i)	4,140	4,139
Crest Dartmouth Street 2003 1 Ltd./Crest Dartmouth Street 2003 1 Corp. Series 2003-1A Class C, 6.667% 6/28/38 (e)	3,995	3,941
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA Class B, 2.02% 12/15/11 (e)(i)	8,010	7,995
Series 1997-C2 Class D, 7.27% 1/17/35	11,870	13,282
Series 1998-C1 Class D, 7.17% 5/17/40	1,825	1,949
Series 2003-C3 Class ASP, 1.9632% 5/15/38 (e)(i)(j)	58,530	5,095
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	12,905	13,324
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CG1 Class A1B, 6.41% 6/10/31	3,335	3,755
Series 1999-CG2:
Class A1A, 6.88% 6/10/32	8,590	9,441
Class A1B, 7.3% 6/10/32	1,870	2,189
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (e)	10,400	11,612
Class C1, 7.52% 5/15/06 (e)	8,000	8,952
Class D1, 7.77% 5/15/06 (e)	6,800	7,561
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9843% 4/29/39 (e)(i)	3,800	3,193
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C 6.944% 6/15/31	5,500	6,270
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 0% 4/15/19 (c)(e)(i)	1,471	0
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 13.5% 6/1/16 (e)(i)	4,600	3,136
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
General Motors Pension Trust floater Series 1999-C1A Class A, 1.52% 8/15/09 (e)(i)	$ 3,700	$ 3,694
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-26 Class C, 6.0208% 2/16/24 (i)	4,700	5,160
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	5,575	5,592
Series 2003-47 Class XA, 0.2917% 6/16/43 (i)(j)	19,556	1,412
Series 2003-87 Class C, 5.3162% 9/16/32 (f)	3,500	3,699
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1999-C1 Class A2, 6.175% 5/15/33	4,101	4,570
Series 1996-C1 Class F, 7.86% 11/15/06 (e)	1,250	1,349
Series 2001-WTCA Class A2, 1.49% 9/9/15 (e)(i)	4,625	4,527
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB 5.857% 11/11/19 (e)	5,715	5,828
Series 2003-C1 Class XP, 2.2434% 7/5/35 (e)(i)(j)	29,660	2,985
GS Mortgage Securities Corp. II:
sequential pay Series 1998-GLII Class A2, 6.562% 4/13/31	4,250	4,731
Series 1998-GLII Class E, 6.9701% 4/13/31 (i)	3,323	3,391
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	8,950	10,057
Series 1999-C7 Class A2, 6.507% 10/15/35	4,655	5,266
KSL Resorts Series 2003-1A:
Class A, 1.67% 5/15/13 (e)(i)	1,600	1,600
Class B, 1.82% 5/15/13 (e)(i)	1,000	1,000
Class K, 3.77% 5/15/13 (e)(i)	1,875	1,875
Class L, 3.97% 5/15/13 (e)(i)	1,875	1,875
LB Commercial Conduit Mortgage Trust Series 1999-C1 Class B, 6.93% 6/15/31	3,600	4,140
LB-UBS Commercial Mortgage Trust sequential pay Series 2001-C3 Class A1, 6.058% 6/15/20	14,210	15,523
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (e)	4,840	4,320
LTC Commercial Mortgage pass thru certificates sequential pay Series 1998-1 Class A, 6.029% 5/28/30 (e)	4,404	4,427
Morgan Stanley Capital I, Inc. sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	1,275	1,425
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5791% 3/12/35 (e)(i)(j)	35,000	2,680
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (e)	$ 750	$ 809
Class L, 7.9% 11/15/26 (e)	600	563
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	4,220	4,784
Structured Asset Securities Corp. Series 1996-CFL:
Class E, 7.75% 2/25/28	53	53
Class H, 7.75% 2/25/28 (e)	1,000	1,065
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (e)	11,530	12,893
Series 1:
Class D2, 6.992% 11/15/07 (e)	11,380	12,645
Class E2, 7.224% 11/15/07 (e)	6,760	7,425
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (e)	200	225
Class E3, 7.253% 3/15/13 (e)	4,835	5,145
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $284,307)		295,038
Municipal Securities - 0.1%

Illinois Gen. Oblig.:
3.3% 6/1/10	605	586
3.55% 6/1/11	485	469
3.75% 6/1/12	1,565	1,510
5.1% 6/1/33	9,745	9,069
TOTAL MUNICIPAL SECURITIES (Cost $12,395)		11,634
Foreign Government and Government Agency Obligations - 0.2%

Chilean Republic:
5.5% 1/15/13	7,735	8,044
7.125% 1/11/12	4,410	5,083
State of Israel 4.625% 6/15/13	4,440	4,287
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
United Mexican States:
7.5% 4/8/33	$ 1,900	$ 1,986
8% 9/24/22	5,900	6,505
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $24,205)		25,905
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $3,814)	3,855	4,281
Floating Rate Loans - 0.2%

CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (f)(i)	4,250	3,506
Media - 0.0%
Century Cable Holdings LLC Tranche B term loan 6% 12/31/09 (f)(i)	2,200	1,870
TOTAL CONSUMER DISCRETIONARY		5,376
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Nextel Finance Co.:
Tranche B term loan 4.5671% 6/30/08 (i)	7,121	7,157
Tranche C term loan 4.8171% 12/31/08 (i)	7,121	7,157
		14,314
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductor Components Industries LLC:
Tranche B term loan 5.125% 8/4/06 (i)	82	82
Tranche C term loan 5.125% 8/4/07 (i)	2,340	2,346
Tranche D term loan 5.1875% 8/4/07 (i)	495	496
		2,924
TOTAL FLOATING RATE LOANS (Cost $21,475)		22,614
Money Market Funds - 17.1%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.12% (b)	1,422,348,175	$ 1,422,348
Fidelity Money Market Central Fund, 1.17% (b)	425,013,442	425,013
Fidelity Securities Lending Cash Central Fund, 1.09% (b)	2,025,000	2,025
TOTAL MONEY MARKET FUNDS (Cost $1,849,386)		1,849,386
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.95%, dated 9/30/03 due 10/1/03) (Cost $5,385)	$ 5,385	5,385
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $10,942,813)		10,964,414
NET OTHER ASSETS - (1.4)%		(151,887)
NET ASSETS - 100%		$ 10,812,527
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
1,642 S&P 500 Index Contracts	Dec. 2003	$ 408,078	$ (8,621)

The face value of futures purchased as a percentage of net assets - 3.8%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive from Morgan Stanley, Inc., upon default of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 5.625% 6/15/07, and pay quarterly notional amount multiplied by 1.37%	June 2007	$ 3,610	$ (77)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.39024% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2006	4,000	17
		$ 7,610	$ (60)
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $476,648,000 or 4.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 8/8/02	$ 6,618
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,687,000.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	15.1%
AAA,AA,A	5.3%
BBB	4.4%
BB	3.4%
B	5.2%
CCC,CC,C	1.7%
D	0.0%
Not Rated	0.1%
Equities	52.6%
Short-Term Investments and Net Other Assets	12.2%
Total	100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $22,614,000 or 0.2% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $10,738,496,000 and $11,664,566,000, respectively, of which long-term U.S. government and government agency obligations aggregated $6,219,179,000 and $6,196,141,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $303,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,840,000 or 0.1% of net assets.

Income Tax Information
At September 30, 2003, the fund had a capital loss carryforward of approximately $159,024,000 of which $59,714,000 and $99,310,000 will expire on September 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	September 30, 2003

Assets
Investment in securities, at value (including securities loaned of $1,827 and repurchase agreements of $5,385) (cost $10,942,813) - See accompanying schedule		$ 10,964,414
Receivable for investments sold		43,242
Receivable for fund shares sold		5,105
Dividends receivable		7,921
Interest receivable		47,523
Other receivables		45
Total assets		11,068,250

Liabilities
Payable to custodian bank	$ 318
Payable for investments purchased Regular delivery	19,502
Delayed delivery	190,972
Payable for fund shares redeemed	31,860
Unrealized loss on swap agreements	60
Accrued management fee	4,824
Payable for daily variation on futures contracts	4,146
Other payables and accrued expenses	2,016
Collateral on securities loaned, at value	2,025
Total liabilities		255,723

Net Assets		$ 10,812,527
Net Assets consist of:
Paid in capital		$ 10,957,995
Undistributed net investment income		26,209
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(184,734)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,057
Net Assets, for 723,234 shares outstanding		$ 10,812,527
Net Asset Value, offering price and redemption price per share ($10,812,527÷ 723,234 shares)		$ 14.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended September 30, 2003

Investment Income
Dividends		$ 88,566
Interest		278,523
Security lending		25
Total income		367,114

Expenses
Management fee	$ 54,963
Transfer agent fees	21,094
Accounting and security lending fees	939
Non-interested trustees' compensation	42
Appreciation in deferred trustee compensation account	6
Custodian fees and expenses	215
Registration fees	53
Audit	116
Legal	50
Miscellaneous	91
Total expenses before reductions	77,569
Expense reductions	(1,052)	76,517
Net investment income (loss)		290,597
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	204,191
Foreign currency transactions	1
Futures contracts	42,299
Swap agreements	396
Total net realized gain (loss)		246,887
Change in net unrealized appreciation (depreciation) on: Investment securities	1,131,124
Assets and liabilities in foreign currencies	(2)
Futures contracts	35,347
Swap agreements	(60)
Total change in net unrealized appreciation (depreciation)		1,166,409
Net gain (loss)		1,413,296
Net increase (decrease) in net assets resulting from operations		$ 1,703,893

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended September 30, 2003	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 290,597	$ 372,120
Net realized gain (loss)	246,887	(254,462)
Change in net unrealized appreciation (depreciation)	1,166,409	(963,092)
Net increase (decrease) in net assets resulting from operations	1,703,893	(845,434)
Distributions to shareholders from net investment income	(295,818)	(438,059)
Share transactions Net proceeds from sales of shares	1,175,842	1,185,428
Reinvestment of distributions	287,120	425,057
Cost of shares redeemed	(1,652,666)	(1,909,817)
Net increase (decrease) in net assets resulting from share transactions	(189,704)	(299,332)
Total increase (decrease) in net assets	1,218,371	(1,582,825)

Net Assets
Beginning of period	9,594,156	11,176,981
End of period (including undistributed net investment income of $26,209 and undistributed net investment income of $27,660, respectively)	$ 10,812,527	$ 9,594,156
Other Information Shares
Sold	82,291	79,835
Issued in reinvestment of distributions	20,163	28,192
Redeemed	(116,816)	(129,948)
Net increase (decrease)	(14,362)	(21,921)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.01	$ 14.72	$ 19.11	$ 17.28	$ 18.24
Income from Investment Operations
Net investment income (loss) B	.40	.49 D	.59	.61	.54
Net realized and unrealized gain (loss)	1.95	(1.62) D	(3.03)	2.53	2.23
Total from investment operations	2.35	(1.13)	(2.44)	3.14	2.77
Distributions from net investment income	(.41)	(.58)	(.61)	(.58)	(.56)
Distributions from net realized gain	-	-	(1.34)	(.73)	(3.17)
Total distributions	(.41)	(.58)	(1.95)	(1.31)	(3.73)
Net asset value, end of period	$ 14.95	$ 13.01	$ 14.72	$ 19.11	$ 17.28
Total Return A	18.26%	(8.17)%	(13.63)%	18.73%	16.12%
Ratios to Average Net Assets C
Expenses before expense reductions	.75%	.75%	.73%	.73%	.75%
Expenses net of voluntary waivers, if any	.75%	.75%	.73%	.73%	.75%
Expenses net of all reductions	.74%	.73%	.71%	.71%	.73%
Net investment income (loss)	2.82%	3.31% D	3.51%	3.32%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$ 10,813	$ 9,594	$ 11,177	$ 13,570	$ 12,223
Portfolio turnover rate	120%	129%	133%	109%	104%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Asset Manager (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Annual Report

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, partnerships, non-
taxable dividends, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 650,581	|
Unrealized depreciation	(653,332)
Net unrealized appreciation (depreciation)	(2,751)
Undistributed ordinary income	16,307
Capital loss carryforward	(159,024)
Cost for federal income tax purposes	$ 10,967,165

The tax character of distributions paid was as follows:

	September 30, 2003	September 30, 2002
Ordinary Income	$ 295,818	$ 438,059

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .53% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $22,255 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $959 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $9 and $84, respectively.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager (the Fund), a fund of Fidelity Charles Street Trust, including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 14, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 284 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Asset Manager (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Charles Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Charles Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2001

Vice President of Asset Manager. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Asset Manager. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Asset Manager. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Richard C. Habermann (63)

Year of Election or Appointment: 1996

Vice President of Asset Manager. Mr. Habermann is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann managed a variety of Fidelity funds.

Jeffrey Moore (37)
Year of Election or Appointment: 2002 Vice President of Asset Manager. Prior to assuming his current responsibilities, Mr. Moore served as a fixed-income analyst and portfolio manager.
Charles Mangum (39)

Year of Election or Appointment: 2001

Vice President of Asset Manager. Mr. Mangum is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Mangum managed a variety of Fidelity funds.

John Todd (54)

Year of Election or Appointment: 1996

Vice President of Asset Manager. Mr. Todd is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Todd managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Asset Manager. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Asset Manager. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Asset Manager. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Asset Manager. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Asset Manager. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1988 Assistant Treasurer of Asset Manager. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Asset Manager. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Asset Manager. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Asset Manager. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 5.33% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 23%, 32%, 32%, and 32% of the dividends distributed in December, March, June and September, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 37% of the dividends distributed in March, June and September, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FAA-UANNPRO-1103
1.792137.100

Item 2. Code of Ethics

As of the end of the period, September 30, 2003, the Fidelity Charles Street Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Charles Street Trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	November 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	November 18, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 18, 2003